Alerian Energy Infrastructure ETF

Schedule of Investments	August 31, 2026 (Unaudited)

Security Description	Shares	Value
CANADIAN ENERGY INFRASTRUCTURE COMPANIES (25.88%)
Energy (0.41%)
Rockpoint Gas Storage, Inc.	122,248	$2,272,166

Gathering + Processing (4.14%)
Keyera Corp.	524,248	22,737,146

Pipeline Transportation | Natural Gas (4.31%)
TC Energy Corp.(a)	378,276	23,685,408

Pipeline Transportation | Petroleum (15.40%)
Enbridge, Inc.(a)	793,162	40,186,035
Pembina Pipeline Corp.	539,357	26,291,683
South Bow Corp.(a)	478,799	18,109,343
Total Pipeline Transportation | Petroleum		84,587,061

Storage (1.62%)
Gibson Energy, Inc.(a)	395,256	8,895,007

TOTAL CANADIAN ENERGY INFRASTRUCTURE COMPANIES
(Cost $112,094,455)		142,176,788

Security Description	Shares	Value
EXCHANGE TRADED FUND (1.16%)
Exchange Traded Fund (1.16%)
State Street Energy Select Sector SPDR ETF	100,000	6,396,000

TOTAL EXCHANGE TRADED FUND
(Cost $6,396,750)		6,396,000

Security Description	Shares	Value
U.S. ENERGY INFRASTRUCTURE COMPANIES (30.99%)
Energy (2.98%)
Venture Global, Inc.	902,408	13,211,253
WaterBridge Infrastructure LLC	98,998	3,148,136
Total Energy		16,359,389

Gathering + Processing (6.12%)
Select Water Solutions, Inc.	260,016	5,070,312
Targa Resources Corp.	97,260	28,560,399
Total Gathering + Processing		33,630,711

Liquefaction (6.21%)
Cheniere Energy, Inc.	109,232	31,861,882
NextDecade Corp.(b)	304,227	2,293,872
Total Liquefaction		34,155,754

Pipeline Transportation | Natural Gas (15.68%)
DT Midstream, Inc.	186,696	24,460,910
Kinder Morgan, Inc.	837,229	26,992,263
Kinetik Holdings, Inc.	138,837	7,612,433
Security Description	Shares	Value
Pipeline Transportation | Natural Gas (15.68%) (continued)
ONEOK, Inc.	282,014	$27,076,164
Total Pipeline Transportation | Natural Gas		86,141,770

TOTAL U.S. ENERGY INFRASTRUCTURE COMPANIES
(Cost $111,159,220)		170,287,624

Security Description	Shares	Value
U.S. ENERGY INFRASTRUCTURE MLPS (26.93%)
Gathering + Processing (6.24%)
Delek Logistics Partners LP	35,163	1,950,492
Hess Midstream LP, Class A	293,846	11,815,548
Western Midstream Partners LP	427,155	20,546,155
Total Gathering + Processing		34,312,195

Pipeline Transportation | Natural Gas (14.52%)
Energy Transfer LP	2,015,241	43,347,834
Enterprise Products Partners LP	938,188	36,420,458
Total Pipeline Transportation | Natural Gas		79,768,292

Pipeline Transportation | Petroleum (6.17%)
Genesis Energy LP	198,956	3,246,962
MPLX LP	450,665	26,665,848
NGL Energy Partners LP(b)	210,270	3,988,822
Total Pipeline Transportation | Petroleum		33,901,632

TOTAL U.S. ENERGY INFRASTRUCTURE MLPS
(Cost $116,832,053)		147,982,119

Security Description	Shares	Value
U.S. GENERAL PARTNERS (14.67%)
Gathering + Processing (9.15%)
Antero Midstream Corp.	759,073	17,018,417
The Williams Cos., Inc.	442,798	33,231,990
Total Gathering + Processing		50,250,407

Pipeline Transportation | Petroleum (5.52%)
Plains GP Holdings LP, Class A	1,075,791	30,358,822

TOTAL U.S. GENERAL PARTNERS
(Cost $53,489,152)		80,609,229

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.72%)
Money Market Fund (0.06%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $361,969)	3.61%	361,969	361,969

See Notes to Quarterly Schedule of Investments.

	7-Day Yield	Shares	Value
Investments Purchased with Collateral from Securities Loaned (1.66%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $9,098,395)		9,098,395	$9,098,395

TOTAL SHORT TERM INVESTMENTS
(Cost $9,460,364)			9,460,364

TOTAL INVESTMENTS (101.35%)
(Cost $409,431,994)			$556,912,124
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.35%)			(7,462,325)
NET ASSETS - 100.00%			$549,449,799

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $16,866,558.
(b)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Alerian MLP ETF

Schedule of Investments	August 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (2.36%)
Energy (2.36%)
WaterBridge Infrastructure LLC(a)	9,994,644	$317,829,679

TOTAL COMMON STOCKS
(Cost $330,554,940)		317,829,679

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (107.06%)
Compression (3.78%)
USA Compression Partners LP(a)	18,770,401	507,927,051

Gathering + Processing (22.13%)
Hess Midstream LP, Class A(a)	29,672,284	1,193,122,539
Western Midstream Partners LP(a)	37,065,558	1,782,853,340
Total Gathering + Processing		2,975,975,879

Liquefaction (4.89%)
Cheniere Energy Partners LP	9,349,385	657,168,272

Marketing & Distribution (18.45%)
Global Partners LP(a)	6,008,238	308,523,021
Suburban Propane Partners LP(a)	15,135,931	266,543,745
Sunoco LP(a)	25,078,801	1,906,992,028
Total Marketing & Distribution		2,482,058,794

Pipeline Transportation | Natural Gas (26.44%)
Energy Transfer LP	86,628,348	1,863,375,766
Enterprise Products Partners LP	43,589,581	1,692,147,534
Total Pipeline Transportation | Natural Gas		3,555,523,300

Pipeline Transportation | Petroleum (31.37%)
Delek Logistics Partners LP(a)	4,462,792	247,551,072
Genesis Energy LP(a)	25,300,732	412,907,946
MPLX LP	28,773,051	1,702,501,428
Plains All American Pipeline LP(a)	72,383,687	1,856,641,572
Total Pipeline Transportation | Petroleum		4,219,602,018

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $5,598,328,273)		14,398,255,314

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.05%)
Money Market Fund (0.05%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $6,900,270)	3.61%	6,900,270	6,900,270
TOTAL SHORT TERM INVESTMENTS
(Cost $6,900,270)	6,900,270

TOTAL INVESTMENTS (109.47%)
(Cost $5,935,783,483)	$14,722,985,263
LIABILITIES IN EXCESS OF OTHER ASSETS (-9.47%)	(1,273,737,749)
NET ASSETS - 100.00%	$13,449,247,514

(a)	Affiliated Company. See Note 6 in Notes to Quarterly Schedule of Investments.

See Notes to Quarterly Schedule of Investments.

ALPS Active Equity Opportunity ETF

Schedule of Investments	August 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.63%)
Communication Services (7.52%)
Alphabet, Inc., Class A	4,481	$1,520,627
Meta Platforms, Inc., Class A	1,214	694,821
Walt Disney Co.	2,173	233,706
Total Communication Services		2,449,154

Consumer Discretionary (7.63%)
Amazon.com, Inc.(a)	4,618	1,199,618
Lowe's Cos., Inc.	1,652	338,164
Marriott International, Inc., Class A	938	320,571
McDonald's Corp.	1,125	296,483
O'Reilly Automotive, Inc.(a)	3,689	327,583
Total Consumer Discretionary		2,482,419

Consumer Staples (2.39%)
Costco Wholesale Corp.	304	286,943
Walmart, Inc.	4,663	489,009
Total Consumer Staples		775,952

Energy (5.10%)
Baker Hughes Co.	7,886	501,155
ConocoPhillips	4,984	660,330
Enbridge, Inc.	3,585	181,294
Phillips 66	1,280	315,622
Total Energy		1,658,401

Financials (12.23%)
American Express Co.	1,844	608,834
Goldman Sachs Group, Inc.	729	747,881
Intercontinental Exchange, Inc.	2,302	369,931
JPMorgan Chase & Co.	2,284	813,150
Mastercard, Inc., Class A	826	486,770
RenaissanceRe Holdings, Ltd.	990	324,364
S&P Global, Inc.	704	306,831
Wells Fargo & Co.	3,757	324,567
Total Financials		3,982,328

Health Care (12.96%)
Eli Lilly & Co.	388	448,811
Gilead Sciences, Inc.	2,703	395,557
HCA Healthcare, Inc.	566	234,579
IQVIA Holdings, Inc.(a)	1,294	337,980
Johnson & Johnson	4,793	1,274,219
Merck & Co., Inc.	2,146	317,093
Thermo Fisher Scientific, Inc.	695	428,885
UnitedHealth Group, Inc.	1,052	409,659
Vertex Pharmaceuticals, Inc.(a)	685	372,996
Total Health Care		4,219,779

Industrials (11.62%)
ABB, Ltd., ADR	2,603	253,662
Caterpillar, Inc.	998	795,875
Deere & Co.	717	469,570
Old Dominion Freight Line, Inc.	1,785	356,929
RTX Corp.	3,325	690,702
Schneider Electric SE, ADR	4,723	322,959
Security Description	Shares	Value
Industrials (11.62%) (continued)
Trane Technologies PLC	505	$224,422
United Parcel Service, Inc., Class B	2,268	236,394
Waste Management, Inc.	1,974	432,148
Total Industrials		3,782,661

Information Technology (32.66%)
Amphenol Corp., Class A	4,937	782,761
Apple, Inc.	5,323	1,686,593
Intel Corp.(a)	6,040	540,640
International Business Machines Corp.	1,090	254,918
Lam Research Corp.	2,426	731,415
Microsoft Corp.	3,729	1,891,685
Motorola Solutions, Inc.	728	353,298
NVIDIA Corp.	7,890	1,741,954
Snowflake, Inc., Class A(a)	2,502	829,238
Synopsys, Inc.(a)	473	207,926
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,883	1,612,688
Total Information Technology		10,633,116

Materials (2.31%)
Freeport-McMoRan, Inc.	5,342	404,603
Linde PLC	711	348,092
Total Materials		752,695

Real Estate (2.11%)
Equity LifeStyle Properties, Inc.(b)	4,597	291,680
Welltower, Inc.	1,673	395,229
Total Real Estate		686,909

Utilities (2.10%)
Alliant Energy Corp.(b)	4,165	283,136
Duke Energy Corp.	2,536	304,092
NRG Energy, Inc.	874	96,245
Total Utilities		683,473

TOTAL COMMON STOCKS
(Cost $23,538,904)		32,106,887

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.93%)
Money Market Fund (1.30%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $423,821)	3.61%	423,821	423,821

See Notes to Quarterly Schedule of Investments.

	7-Day Yield	Shares	Value
Investments Purchased with Collateral from Securities Loaned (1.63%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $530,425)		530,425	$530,425

TOTAL SHORT TERM INVESTMENTS
(Cost $954,246)			954,246

TOTAL INVESTMENTS (101.56%)
(Cost $24,493,150)			$33,061,133
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.56%)			(507,111)
NET ASSETS - 100.00%			$32,554,022

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $517,282.

See Notes to Quarterly Schedule of Investments.

ALPS Active REIT ETF

Schedule of Investments	August 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.90%)
Data Center REITs (12.81%)
Blackstone Digital Infrastructure Trust, Inc.(a)	51,640	$1,035,899
Digital Realty Trust, Inc.	8,078	1,499,196
Equinix, Inc.	4,485	4,694,539
Total Data Center REITs		7,229,634

Diversified REITs (6.23%)
Broadstone Net Lease, Inc.	55,389	1,155,415
WP Carey, Inc.	33,750	2,361,150
Total Diversified REITs		3,516,565

Health Care REITs (21.39%)
Alexandria Real Estate Equities, Inc.	17,125	878,341
American Healthcare REIT, Inc.	15,400	850,234
CareTrust REIT, Inc.(b)	45,000	1,752,750
Healthpeak Properties, Inc.	49,630	1,033,297
Sabra Health Care REIT, Inc.	90,898	1,853,410
Welltower, Inc.	24,138	5,702,361
Total Health Care REITs		12,070,393

Hotel & Resort REITs (3.10%)
Host Hotels & Resorts, Inc.	79,723	1,748,325

Industrial REITs (13.44%)
Prologis, Inc.	35,977	5,033,902
STAG Industrial, Inc.	20,600	767,350
Terreno Realty Corp.	26,936	1,783,432
Total Industrial REITs		7,584,684

Multi-Family Residential REITs (8.14%)
Essex Property Trust, Inc.	8,652	2,448,170
Mid-America Apartment Communities, Inc.	6,070	782,120
Vivmark Residential	20,874	1,359,732
Total Multi-Family Residential REITs		4,590,022

Office REITs (3.96%)
BXP, Inc.(b)	15,279	1,038,819
Cousins Properties, Inc.	41,159	1,193,200
Total Office REITs		2,232,019

Other Specialized REITs (2.17%)
VICI Properties, Inc.	47,731	1,224,300

Retail REITs (12.93%)
Curbline Properties Corp.(b)	42,729	1,274,606
Macerich Co.	94,444	2,230,767
Regency Centers Corp.	15,100	1,129,027
Simon Property Group, Inc.	12,527	2,659,733
Total Retail REITs		7,294,133

Self-Storage REITs (5.47%)
CubeSmart	26,743	1,062,232
Public Storage	3,536	1,085,517
Security Description	Shares	Value
Self-Storage REITs (5.47%) (continued)
Smartstop Self Storage REIT, Inc.	28,935	$939,519
Total Self-Storage REITs		3,087,268

Single-Family Residential REITs (6.60%)
Equity LifeStyle Properties, Inc.	34,973	2,219,037
Invitation Homes, Inc.	51,593	1,503,420
Total Single-Family Residential REITs		3,722,457

Telecom Tower REITs (2.66%)
American Tower Corp.	8,537	1,499,951

TOTAL COMMON STOCKS
(Cost $50,069,818)		55,799,751

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (5.29%)
Money Market Fund (1.10%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $623,742)	3.61%	623,742	623,742

Investments Purchased with Collateral from Securities Loaned (4.19%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $2,361,612)		2,361,612	2,361,612

TOTAL SHORT TERM INVESTMENTS
(Cost $2,985,354)			2,985,354

TOTAL INVESTMENTS (104.19%)
(Cost $53,055,172)			$58,785,105
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.19%)			(2,365,322)
NET ASSETS - 100.00%			$56,419,783

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $2,510,317.

See Notes to Quarterly Schedule of Investments.

ALPS | BBH Intermediate Municipal Bond ETF

Schedule of Investments	August 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS (100.20%)
General Obligation Limited (0.88%)
Pennsylvania (0.88%)
School District of Philadelphia
5.00%, 09/01/2034	$500,000	$500,000
Total Pennsylvania		500,000

General Obligation Unlimited (13.84%)
California (3.64%)
Allan Hancock Joint Community College District
0.00%, 08/01/2042(a)	350,000	312,675
Antelope Valley Community College District
5.00%, 08/01/2036(b)	295,000	331,177
Chino Valley Unified School District
0.00%, 08/01/2035(a)	245,000	173,808
Lake Tahoe Unified School District
0.00%, 08/01/2045(a)	200,000	177,356
Mt San Antonio Community College District
0.00%, 08/01/2043(a)	365,000	377,313
San Mateo Union High School District
0.00%, 09/01/2041(a)	570,000	616,483
San Mateo County Community College District
0.00%, 09/01/2035(a)	110,000	79,724
Total California		2,068,536

Minnesota (1.58%)
Morris Area Schools Independent School District No 2769
0.00%, 02/01/2033(a)	750,000	596,855
St Cloud Independent School District No 742
0.00%, 02/01/2038(a)	500,000	304,463
Total Minnesota		901,318

Oregon (3.81%)
Clackamas & Washington Counties School District No 3
0.00%, 06/15/2036(a)	600,000	400,500
Clackamas County School District No 12 North Clackamas
0.00%, 06/15/2036(a)	100,000	65,420
Multnomah County School District No 40
0.00%, 06/15/2043(a)	1,000,000	437,367
Oregon Coast Community College District
5.00%, 06/15/2040	400,000	426,103
Washington & Multnomah Counties School District No 48J Beaverton
0.00%, 06/15/2034(a)	200,000	144,528
Security Description	Principal Amount	Value
General Obligation Unlimited (13.84%) (continued)
Washington & Multnomah Counties School District No 48J Beaverton (continued)
0.00%, 06/15/2040(a)	$500,000	$264,175
0.00%, 06/15/2041(a)	150,000	75,363
0.00%, 06/15/2042(a)	750,000	351,626
Total Oregon		2,165,082

Texas (3.72%)
Cedar Hill Independent School District
5.00%, 02/15/2037	200,000	217,536
Fort Bend Independent School District
3.13%, 08/01/2056	250,000	248,230
3.80%, 08/01/2055	295,000	299,069
4.00%, 08/01/2054	150,000	151,379
North East Independent School District
3.75%, 08/01/2049	375,000	377,443
Schertz-Cibolo-Universal City Independent School District
3.13%, 02/01/2056	300,000	299,839
State of Texas
2.80%, 10/01/2041	530,000	523,116
Total Texas		2,116,612

Washington (0.81%)
Washington Clackamas & Yamhill Counties School District No 88J
0.00%, 06/15/2037(a)	150,000	93,017
0.00%, 06/15/2039(a)	255,000	141,973
0.00%, 06/15/2040(a)	200,000	104,224
0.00%, 06/15/2041(a)	250,000	122,029
Total Washington		461,243

Wisconsin (0.28%)
State of Wisconsin
5.00%, 05/01/2030(b)	150,000	160,335
Total Wisconsin		160,335

Total General Obligation Unlimited		7,873,126

Revenue Bonds (85.48%)
Alabama (5.34%)
Black Belt Energy Gas District
7D US MUNI + 0.65%, 04/01/2053(c)	100,000	99,497
Energy Southeast A Cooperative District
5.00%, 09/01/2033	350,000	355,576
Lower Alabama Gas District
5.00%, 09/01/2046	350,000	351,487
Industrial Development Board of the City of Mobile Alabama
3.15%, 06/01/2034	500,000	500,224

See Notes to Quarterly Schedule of Investments.

Security Description	Principal Amount	Value
Revenue Bonds (85.48%) (continued)
Southeast Energy Authority A Cooperative District
5.00%, 10/01/2030	$1,000,000	$1,059,280
5.00%, 09/01/2035	310,000	328,683
5.00%, 10/01/2055	160,000	166,898
5.25%, 03/01/2055	170,000	174,608
Total Alabama		3,036,253

Arizona (2.68%)
Maricopa County & Phoenix Industrial Development Authorities
6.00%, 09/01/2056	330,000	361,773
Salt Verde Financial Corp.
5.00%, 12/01/2032	675,000	705,544
5.00%, 12/01/2037	450,000	458,083
Total Arizona		1,525,400

California (6.89%)
California Community Choice Financing Authority
7D US MUNI + 0.45%, 02/01/2052(c)	460,000	441,452
1D US SOFR + 1.45%, 04/01/2056(c)	300,000	298,404
5.00%, 07/01/2035	200,000	214,609
5.00%, 06/01/2036	250,000	267,417
Long Beach Bond Finance Authority
3M US SOFR + 1.45%, 11/15/2027(c)	430,000	434,467
City of Los Angeles Department of Airports
5.00%, 05/15/2033	405,000	440,177
Los Angeles Department of Water & Power
5.00%, 07/01/2032	225,000	226,320
5.00%, 07/01/2035	175,000	192,845
Modesto Irrigation District
3M US SOFR + 0.63%, 09/01/2037(c)	615,000	602,432
Northern California Gas Authority No 1
3M US SOFR + 0.72%, 07/01/2027(c)	170,000	169,449
Northern California Energy Authority
5.00%, 12/01/2054	300,000	312,243
San Diego County Regional Airport Authority
5.00%, 07/01/2034	105,000	115,108
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2037	100,000	107,103
Security Description	Principal Amount	Value
Revenue Bonds (85.48%) (continued)
Southern California Public Power Authority
3M CME TERM SOFR + 1.47%, 11/01/2038(c)	$100,000	$97,540
Total California		3,919,566

Colorado (2.47%)
Colorado Health Facilities Authority
4.00%, 11/15/2043	100,000	91,762
4.00%, 11/15/2046	100,000	90,582
5.00%, 11/15/2039	75,000	78,006
City & County of Denver Co. Airport System Revenue
5.25%, 11/15/2035	250,000	272,601
5.75%, 11/15/2036	250,000	291,389
E-470 Public Highway Authority
0.00%, 09/01/2035(a)	300,000	191,340
0.00%, 09/01/2037(a)	500,000	288,260
1D US SOFR + 0.70%, 09/01/2039(c)	100,000	99,889
Total Colorado		1,403,829

Connecticut (0.60%)
Connecticut Housing Finance Authority
4.00%, 11/15/2047	40,000	40,030
6.00%, 11/15/2054	275,000	299,112
Total Connecticut		339,142

District of Columbia (0.81%)
District of Columbia
5.00%, 07/15/2040	200,000	200,169
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2037	250,000	262,129
Total District of Columbia		462,298

Florida (4.15%)
County of Broward FL Airport System Revenue
5.00%, 10/01/2031	200,000	209,023
5.00%, 10/01/2042	200,000	200,667
Florida Housing Finance Corp.
5.50%, 01/01/2054	95,000	98,994
Greater Orlando Aviation Authority
4.00%, 10/01/2044	155,000	140,690
5.00%, 10/01/2033	300,000	312,018
5.00%, 10/01/2037	300,000	318,612
5.25%, 10/01/2044	175,000	182,033
County of Lee FL Airport Revenue
5.00%, 10/01/2056	125,000	132,518
Martin County Health Facilities Authority
4.00%, 01/01/2046	165,000	148,498

See Notes to Quarterly Schedule of Investments.

Security Description	Principal Amount	Value
Revenue Bonds (85.48%) (continued)
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2036	$250,000	$265,993
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2042	350,000	351,953
Total Florida		2,360,999

Georgia (0.83%)
Main Street Natural Gas, Inc.
5.00%, 12/01/2053	300,000	316,338
5.00%, 04/01/2054	150,000	157,651
Total Georgia		473,989

Idaho (1.05%)
Idaho Health Facilities Authority
2.95%, 03/01/2048	600,000	600,000
Total Idaho		600,000

Illinois (4.12%)
Illinois Housing Development Authority
6.00%, 10/01/2055	490,000	535,070
6.25%, 04/01/2054	155,000	166,583
6.50%, 10/01/2056	250,000	283,346
Illinois Finance Authority
4.00%, 07/15/2047	200,000	178,405
5.00%, 08/15/2035	225,000	235,299
5.00%, 02/15/2036	385,000	386,965
5.00%, 08/15/2047	555,000	560,111
Total Illinois		2,345,779

Kentucky (1.34%)
Kentucky Public Energy Authority
1D US SOFR + 1.20%, 08/01/2052(c)	460,000	463,254
County of Trimble KY
4.70%, 06/01/2054	300,000	300,968
Total Kentucky		764,222

Louisiana (0.10%)
Louisiana Public Facilities Authority
3M US SOFR + 0.70%, 02/15/2036(c)	60,000	59,588
Total Louisiana		59,588

Massachusetts (1.58%)
Massachusetts Development Finance Agency
2.90%, 07/01/2052	600,000	600,000
4.00%, 07/01/2041	225,000	212,667
Security Description	Principal Amount	Value
Revenue Bonds (85.48%) (continued)
Massachusetts Housing Finance Agency
3.00%, 12/01/2050	$85,000	$84,015
Total Massachusetts		896,682

Michigan (1.15%)
Gerald R Ford International Airport Authority
5.00%, 01/01/2046	100,000	101,601
Michigan Finance Authority
7D US MUNI + 0.75%, 04/15/2047(c)	210,000	209,650
4.00%, 04/15/2042	370,000	342,849
Total Michigan		654,100

Minnesota (1.14%)
Minnesota Housing Finance Agency
2.47%, 01/01/2050	180,178	150,081
3.50%, 07/01/2050	500,000	498,778
Total Minnesota		648,859

Missouri (1.37%)
Missouri Housing Development Commission
6.00%, 05/01/2055	140,000	152,590
4.00%, 05/01/2050	135,000	135,751
5.75%, 05/01/2057	200,000	217,990
6.00%, 05/01/2056	250,000	270,572
Total Missouri		776,903

Montana (0.48%)
Montana Board of Housing
3.05%, 11/01/2046	275,000	274,512
Total Montana		274,512

Nebraska (1.82%)
Central Plains Energy Project
5.00%, 05/01/2053	165,000	170,667
Nebraska Investment Finance Authority
3.00%, 09/01/2050	265,000	262,153
3.50%, 09/01/2046	55,000	55,555
6.25%, 09/01/2055	500,000	546,621
Total Nebraska		1,034,996

Nevada (0.18%)
County of Washoe NV
4.13%, 03/01/2036	100,000	100,599
Total Nevada		100,599

New Jersey (3.17%)
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2034(a)	200,000	145,998
0.00%, 12/15/2038(a)	390,000	228,921

See Notes to Quarterly Schedule of Investments.

Security Description	Principal Amount	Value
Revenue Bonds (85.48%) (continued)
New Jersey Transportation Trust Fund Authority (continued)
0.00%, 12/15/2039(a)	$900,000	$497,265
0.00%, 12/15/2040(a)	130,000	67,705
4.25%, 06/15/2044	300,000	284,028
5.00%, 06/15/2042	250,000	262,161
5.25%, 06/15/2041	300,000	320,293
Total New Jersey		1,806,371

New Mexico (1.64%)
City of Farmington NM
1.80%, 04/01/2029	180,000	169,662
New Mexico Mortgage Finance Authority
5.25%, 03/01/2053	200,000	209,741
5.75%, 03/01/2057	250,000	269,825
6.00%, 03/01/2055	260,000	282,055
Total New Mexico		931,283

New York (6.59%)
Metropolitan Transportation Authority
1D US SOFR + 0.43%, 11/01/2026(c)	15,000	14,989
4.00%, 11/15/2048	100,000	87,479
4.75%, 11/15/2045	255,000	254,013
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 05/01/2038	100,000	107,275
5.00%, 05/01/2040	115,000	121,059
5.00%, 05/01/2042	400,000	416,545
5.25%, 02/01/2047	150,000	154,614
New York City Municipal Water Finance Authority
4.00%, 06/15/2045	100,000	91,798
New York State Housing Finance Agency
3.60%, 11/01/2044	200,000	199,272
3.95%, 11/01/2050	175,000	175,067
New York State Dormitory Authority
4.00%, 07/01/2038	100,000	98,294
4.00%, 02/15/2047	765,000	691,343
5.00%, 03/15/2045	200,000	208,556
New York State Thruway Authority
4.00%, 01/01/2045	185,000	170,012
5.00%, 09/15/2039	275,000	297,890
5.00%, 03/15/2042	100,000	104,338
Triborough Bridge & Tunnel Authority
0.00%, 11/15/2039(a)	1,000,000	558,137
Total New York		3,750,681
Security Description	Principal Amount	Value
Revenue Bonds (85.48%) (continued)
North Carolina (3.78%)
North Carolina Housing Finance Agency
6.25%, 01/01/2055	$625,000	$669,466
6.25%, 07/01/2057	500,000	559,581
University of North Carolina at Chapel Hill
1D US SOFR + 1.05%, 12/01/2041(c)	915,000	920,355
Total North Carolina		2,149,402

North Dakota (0.72%)
North Dakota Housing Finance Agency
4.25%, 01/01/2049	185,000	185,803
5.75%, 07/01/2053	210,000	221,322
Total North Dakota		407,125

Ohio (2.37%)
Lancaster Port Authority
5.00%, 02/01/2055	390,000	408,198
State of Ohio
2.95%, 01/01/2052	300,000	300,000
Ohio Housing Finance Agency
5.50%, 03/01/2053	250,000	261,767
6.50%, 03/01/2056	335,000	376,439
Total Ohio		1,346,404

Oklahoma (0.62%)
Oklahoma Housing Finance Agency
5.00%, 03/01/2052	340,000	350,041
Total Oklahoma		350,041

Oregon (1.80%)
Port of Portland OR Airport Revenue
4.00%, 07/01/2038	305,000	295,135
4.00%, 07/01/2047	585,000	517,178
5.00%, 07/01/2036	200,000	212,661
Total Oregon		1,024,974

Pennsylvania (3.48%)
Allegheny County Airport Authority
4.00%, 01/01/2046	700,000	626,161
Pennsylvania Economic Development Financing Authority
7D US MUNI + 0.75%, 07/01/2051(c)	500,000	500,180
Pennsylvania Turnpike Commission
0.00%, 12/01/2037(a)	845,000	852,767
Total Pennsylvania		1,979,108

See Notes to Quarterly Schedule of Investments.

Security Description	Principal Amount	Value
Revenue Bonds (85.48%) (continued)
South Carolina (1.71%)
South Carolina State Housing Finance & Development Authority
5.75%, 01/01/2054	$125,000	$134,127
6.00%, 01/01/2054	775,000	839,781
Total South Carolina		973,908

South Dakota (0.21%)
South Dakota Housing Development Authority
6.00%, 05/01/2054	115,000	121,040
Total South Dakota		121,040

Tennessee (1.08%)
Dickson Health & Educational Facilities Board
3.05%, 04/01/2044	250,000	249,682
New Memphis Arena Public Building Authority
4.00%, 04/01/2030	350,000	362,450
Total Tennessee		612,132

Texas (10.37%)
City of Austin TX Airport System Revenue
5.00%, 11/15/2036	200,000	210,332
City of Houston TX Airport System Revenue
5.00%, 07/01/2036	135,000	143,629
5.25%, 07/01/2039	100,000	106,128
5.25%, 07/01/2048	500,000	513,000
Main Street Energy, Inc.
5.00%, 12/01/2033	250,000	261,845
North Texas Tollway Authority
0.00%, 01/01/2038(a)	350,000	220,198
City of San Antonio TX Electric & Gas Systems Revenue
3.00%, 02/01/2055	250,000	247,559
3.15%, 02/01/2055	435,000	426,924
3.50%, 02/01/2056	325,000	325,670
Tarrant County Cultural Education Facilities Finance Corp.
2.90%, 11/15/2063	900,000	900,000
Texas Municipal Gas Acquisition and Supply Corp. II
3M CME TERM SOFR + 0.86%, 09/15/2027(c)	120,000	120,214
3M CME TERM SOFR +
1.05%, 09/15/2027(c)	235,000	235,523
Texas Municipal Gas Acquisition and Supply Corp. I
3M CME TERM SOFR + 0.70%, 12/15/2026(c)	170,000	170,022
6.25%, 12/15/2026	15,000	15,145
Security Description	Principal Amount	Value
Revenue Bonds (85.48%) (continued)
Texas Municipal Gas Acquisition & Supply Corp. VI
5.25%, 03/01/2037	$335,000	$355,018
Texas Municipal Gas Acquisition & Supply Corp. V
5.00%, 04/01/2036	265,000	275,125
5.00%, 01/01/2055	320,000	333,929
Texas Department of Housing & Community Affairs
3.50%, 07/01/2052	350,000	347,013
4.30%, 09/01/2038	100,000	99,328
6.25%, 07/01/2057	255,000	285,463
Texas State University System
5.00%, 03/15/2030(b)	100,000	106,173
5.00%, 03/15/2031(b)	100,000	107,533
Texas Water Development Board
4.00%, 10/15/2043	100,000	93,344
Total Texas		5,899,115

Virginia (5.19%)
FHLMC Multifamily VRD Certificates
1D US SOFR + 0.40%, 08/25/2041(c)	847,458	842,747
4.64%, 10/25/2040	274,055	277,358
0.00%, 06/25/2042(a)	318,553	313,511
4.77%, 12/25/2042	499,302	509,015
5.06%, 01/25/2043	499,382	526,511
Freddie Mac Multifamily ML Certificates
4.69%, 10/25/2040	147,168	147,673
City of Norfolk VA Water Revenue
5.00%, 11/01/2033	300,000	336,905
Total Virginia		2,953,720

Washington (1.75%)
County of King WA Sewer Revenue
7D US MUNI + 0.23%, 01/01/2040(c)	330,000	328,855
Port of Seattle WA
5.00%, 05/01/2031	250,000	253,063
5.00%, 04/01/2037	300,000	306,641
5.00%, 07/01/2038	100,000	104,944
Total Washington		993,503

Wisconsin (1.10%)
Public Finance Authority
3.70%, 10/01/2046	455,000	461,525
Wisconsin Health & Educational Facilities Authority
4.00%, 11/15/2043	180,000	164,773
Total Wisconsin		626,298

See Notes to Quarterly Schedule of Investments.

Security Description	Principal Amount	Value
Revenue Bonds (85.48%) (continued)
Wyoming (1.80%)
Wyoming Community Development Authority
3.50%, 06/01/2052	$645,000	$642,203
6.25%, 12/01/2055	350,000	383,009
Total Wyoming		1,025,212

Total Revenue Bonds		48,628,033

TOTAL MUNICIPAL BONDS
(Cost $56,919,982)		57,001,159

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.17%)
Money Market Fund (0.17%)
State Street Institutional US Government Money Market Fund (Premier Class)
(Cost $97,613)	3.61%	97,613	97,613

TOTAL SHORT TERM INVESTMENTS
(Cost $97,613)			97,613

TOTAL INVESTMENTS (100.37%)
(Cost $57,017,595)			$57,098,772
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.37%)			(209,900)
NET ASSETS - 100.00%			$56,888,872

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

CME SOFR- Chicago Mercantile Exchange Secured Overnight

Reference Rates:

7D US MUNI - SIFMA municipal Swap Index Yield as of August 31, 2026 was 2.28%

3M US SOFR - 3 Month SOFR as of August 31, 2026 was 3.64%

1D US SOFR - 1 Day SOFR as of August 31, 2026 was 3.68%

3M CME TERM SOFR - 3 Month CME TERM SOFR as of August 31, 2026 was 3.80%

(a)	Issued with zero coupon.
(b)	Represents a security purchased on a when-issued basis.
(c)	Floating or variable rate security. The reference rate is described above. The rate in effect as of August 31, 2026 is based on the reference rate plus the displayed spread as of the security’s last reset date.

See Notes to Quarterly Schedule of Investments.

ALPS Clean Energy ETF

Schedule of Investments	August 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (92.47%)
Consumer Discretionary (14.05%)
EVgo, Inc.(a)	219,997	$294,796
Lucid Group, Inc.(a)(b)	270,186	1,310,402
Rivian Automotive, Inc.(a)(b)	440,024	7,066,786
Tesla, Inc.(a)	18,402	6,771,016
Total Consumer Discretionary		15,443,000

Consumer Staples (3.05%)
Andersons, Inc.	51,593	3,346,838

Energy (4.02%)
Clean Energy Fuels Corp.(a)	258,015	410,244
Gevo, Inc.(a)	366,057	607,654
Green Plains, Inc.(a)	106,942	1,545,312
REX American Resources Corp.	45,235	1,858,254
Total Energy		4,421,464

Financials (6.69%)
HA Sustainable Infrastructure Capital, Inc.(b)	186,049	7,358,238

Industrials (26.47%)
Ameresco, Inc., Class A(a)	52,300	1,156,876
American Superconductor Corp.(a)	72,744	2,088,480
Amprius Technologies, Inc.(a)(b)	191,111	1,888,177
Array Technologies, Inc.(a)	238,847	1,055,704
Ballard Power Systems, Inc.(a)	419,584	969,239
Electrovaya, Inc.(a)(b)	53,164	353,541
Energy Vault Holdings, Inc.(a)(b)	222,787	757,476
Eos Energy Enterprises, Inc.(a)	526,657	1,695,835
Fluence Energy, Inc.(a)(b)	124,402	1,344,786
Nextpower, Inc.(a)	54,683	4,485,646
Plug Power, Inc.(a)	2,192,915	4,736,696
Shoals Technologies Group, Inc., Class A(a)	259,702	1,797,138
Solv Energy, Inc.(a)(b)	62,850	1,603,932
Sunrun, Inc.(a)	365,618	3,133,346
Willdan Group, Inc.(a)	23,049	2,027,160
Total Industrials		29,094,032

Information Technology (16.37%)
Enphase Energy, Inc.(a)	128,312	4,673,123
First Solar, Inc.(a)	25,787	5,206,395
Itron, Inc.(a)(b)	68,925	6,686,414
T1 Energy, Inc.(a)(b)	320,179	1,424,797
Total Information Technology		17,990,729

Materials (6.20%)
Albemarle Corp.	46,280	6,246,412
American Battery Technology Co.(a)	208,762	563,657
Total Materials		6,810,069

Utilities (15.62%)
Clearway Energy, Inc., Class C(b)	181,039	5,747,988
Northland Power, Inc.(b)	412,605	6,174,413
Security Description	Shares	Value
Utilities (15.62%) (continued)
Ormat Technologies, Inc.	51,388	$5,241,576
Total Utilities		17,163,977

TOTAL COMMON STOCKS
(Cost $180,615,072)		101,628,347

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (7.30%)
Utilities (7.30%)
Brookfield Renewable Partners LP	197,227	6,248,593
XPLR Infrastructure LP(a)	147,889	1,774,668

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $11,874,543)		8,023,261

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (10.83%)
Money Market Fund (0.18%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $192,429)	3.61%	192,429	192,429

Investments Purchased with Collateral from Securities Loaned (10.65%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $11,709,319)		11,709,319	11,709,319

TOTAL SHORT TERM INVESTMENTS
(Cost $11,901,748)			11,901,748

TOTAL INVESTMENTS (110.60%)
(Cost $204,391,363)			$121,553,356
LIABILITIES IN EXCESS OF OTHER ASSETS (-10.60%)			(11,645,072)
NET ASSETS - 100.00%			$109,908,284

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $25,096,351.

See Notes to Quarterly Schedule of Investments.

ALPS Disruptive Technologies ETF

Schedule of Investments	August 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.12%)
Communication Services (0.88%)
Netflix, Inc.(a)	8,405	$681,225

Consumer Discretionary (2.92%)
ADT, Inc.	102,197	755,236
Garmin, Ltd.	2,964	842,102
Tesla, Inc.(a)	1,803	663,414
Total Consumer Discretionary		2,260,752

Financials (16.34%)
Adyen NV(a)(b)(c)	738	897,855
American Express Co.	2,211	730,006
Block, Inc.(a)	10,333	847,513
Corpay, Inc.(a)	1,982	801,323
Fidelity National Information Services, Inc.	17,650	719,590
Fiserv, Inc.(a)	12,916	688,552
Global Payments, Inc.	11,014	1,002,825
GMO Payment Gateway, Inc.(d)	14,005	827,939
Jack Henry & Associates, Inc.	5,393	905,539
LendingTree, Inc.(a)	18,881	529,423
Mastercard, Inc., Class A	1,404	827,391
Moody's Corp.	1,525	769,576
Pagseguro Digital, Ltd., Class A	80,428	725,460
PayPal Holdings, Inc.	16,904	890,249
S&P Global, Inc.	1,611	702,138
Visa, Inc., Class A	2,133	809,196
Total Financials		12,674,575

Health Care (10.98%)
Align Technology, Inc.(a)	4,515	721,452
Boston Scientific Corp.(a)	15,803	763,285
Dexcom, Inc.(a)	10,222	930,815
Globus Medical, Inc.(a)	9,427	767,075
HealthEquity, Inc.(a)	7,668	740,269
Insulet Corp.(a)	5,101	758,315
Intuitive Surgical, Inc.(a)	1,855	699,075
Procept Biorobotics Corp.(a)	23,641	501,189
ResMed, Inc.(d)	3,955	949,595
Smith & Nephew PLC, ADR(d)	24,736	711,407
Tempus AI, Inc.(a)(d)	15,416	971,979
Total Health Care		8,514,456

Industrials (15.83%)
AeroVironment, Inc.(a)(d)	3,956	586,873
AutoStore Holdings, Ltd.(a)(b)(c)	567,573	990,728
Experian PLC	19,994	824,674
FANUC Corp.(d)	16,294	617,591
Goldwind Science & Technology Co., Ltd., Class H(d)	483,400	587,718
Mobility Global, Inc.	2,529	51,339
Proto Labs, Inc.(a)	10,360	829,422
RELX PLC, ADR(d)	20,149	734,028
Schneider Electric SE	2,297	786,015
Sensata Technologies Holding PLC	14,636	600,515
Security Description	Shares	Value
Industrials (15.83%) (continued)
SS&C Technologies Holdings, Inc.	10,037	$832,770
Stratasys, Ltd.(a)	90,424	700,786
Thomson Reuters Corp.(d)	8,293	889,046
TransUnion	10,138	860,818
Verisk Analytics, Inc.	3,762	729,000
Vestas Wind Systems A/S	26,609	884,010
Wolters Kluwer NV	9,400	773,470
Total Industrials		12,278,803

Information Technology (49.75%)
Adobe, Inc.(a)	2,929	857,582
Alarm.com Holdings, Inc.(a)	14,911	858,277
Allegro MicroSystems, Inc.(a)	15,476	561,005
Autodesk, Inc.(a)	3,443	890,119
Cadence Design Systems, Inc.(a)	1,974	668,752
Check Point Software Technologies, Ltd.(a)	6,100	847,351
Cognex Corp.	11,719	714,390
Crowdstrike Holdings, Inc., Class A(a)	4,704	1,086,624
Dassault Systemes SE	34,055	903,471
Datadog, Inc., Class A(a)	3,020	715,861
Dynatrace, Inc.(a)	16,941	924,809
First Solar, Inc.(a)	2,768	558,859
Fortinet, Inc.(a)	5,502	940,457
Gen Digital, Inc.	31,082	963,542
Guidewire Software, Inc.(a)	5,898	1,207,615
Intuit, Inc.	2,431	873,458
Itron, Inc.(a)(d)	8,634	837,584
Keyence Corp.	1,482	776,113
Nebius Group NV(a)	3,237	667,858
Nemetschek SE	10,744	877,321
Okta, Inc.(a)	6,668	1,153,831
Omron Corp.	20,050	836,013
Open Text Corp.(d)	31,762	791,827
Palo Alto Networks, Inc.(a)	2,896	1,106,648
PTC, Inc.(a)(d)	5,654	880,554
Qorvo, Inc.(a)	7,255	697,060
Renishaw PLC	11,251	778,260
Rubrik, Inc.(a)	10,667	992,458
SailPoint, Inc.(a)(d)	51,717	1,063,302
Salesforce, Inc.	4,023	1,036,083
Samsara, Inc., Class A(a)(d)	21,075	860,914
SAP SE, ADR	4,021	888,199
SenseTime Group, Inc.(a)(b)(c)(d)	3,626,000	666,132
ServiceNow, Inc.(a)	6,481	959,123
Silicon Laboratories, Inc.(a)	3,155	691,103
Skyworks Solutions, Inc.	9,864	660,987
Snowflake, Inc., Class A(a)	2,850	944,575
SolarEdge Technologies, Inc.(a)	12,653	407,427
SoundHound AI, Inc.(a)(d)	101,888	729,518
Synopsys, Inc.(a)	1,673	735,434
Temenos AG	8,120	747,359
Workday, Inc., Class A(a)	5,013	989,817
Xero, Ltd.(a)	12,693	753,769

See Notes to Quarterly Schedule of Investments.

Security Description	Shares	Value
Information Technology (49.75%) (continued)
Xinyi Solar Holdings, Ltd.(d)	2,138,000	$615,069
Zoom Communications, Inc., Class A(a)	7,318	707,504
Zscaler, Inc.(a)	6,121	1,153,105
Total Information Technology		38,577,119

Real Estate (0.89%)
Equinix, Inc.	662	692,929

Utilities (1.53%)
China Longyuan Power Group Corp., Ltd., Class H(d)	870,000	603,238
Enlight Renewable Energy, Ltd.(a)	7,431	580,075
Total Utilities		1,183,313

TOTAL COMMON STOCKS
(Cost $67,388,702)		76,863,172

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (0.79%)
Utilities (0.79%)
Brookfield Renewable Partners LP	19,398	614,572

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $522,824)		614,572

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (8.72%)
Money Market Fund (0.05%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $37,856)	3.61%	37,856	37,856

Investments Purchased with Collateral from Securities Loaned (8.67%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $6,726,593)		6,726,593	6,726,593

TOTAL SHORT TERM INVESTMENTS
(Cost $6,764,449)			6,764,449

TOTAL INVESTMENTS (108.63%)
(Cost $74,675,975)			$84,242,193
LIABILITIES IN EXCESS OF OTHER ASSETS (-8.63%)			(6,695,098)
NET ASSETS - 100.00%			$77,547,095

(a)	Non-income producing security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2026 the aggregate market value of those securities was $2,554,715, representing 3.29% of net assets.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2026, the aggregate market value of those securities was $2,554,715, representing 3.29% of net assets.
(d)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $11,205,631.

See Notes to Quarterly Schedule of Investments.

ALPS Dynamic Core Income ETF

Schedule of Investments	August 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (71.71%)
Communications (3.53%)
Comcast Corp.
5.17%, 01/15/2037(a)	$144,000	$134,145
Verizon Communications, Inc.
4.75%, 01/15/2033	210,000	203,305
Vodafone Group PLC
5.35%, 06/18/2036	193,000	187,196
Total Communications		524,646

Consumer Discretionary (15.94%)
American Honda Finance Corp.
5.05%, 07/10/2031	174,000	172,674
Ford Motor Co.
9.63%, 04/22/2030	196,000	220,510
Ford Motor Credit Co. LLC
7.35%, 11/04/2027	324,000	332,213
General Motors Financial Co., Inc.
6.40%, 01/09/2033	486,000	509,142
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	143,000	143,196
Hyatt Hotels Corp.
5.75%, 04/23/2030	486,000	495,260
Lennar Corp.
5.20%, 07/30/2030	174,000	174,444
Marriott International, Inc.
4.00%, 04/15/2028	325,000	321,644
Total Consumer Discretionary		2,369,083

Consumer Staples (1.57%)
Imperial Brands Finance PLC
5.50%, 07/07/2036(a)	241,000	233,807

Energy (11.47%)
Columbia Pipelines Holding Co. LLC
5.00%, 11/17/2032(a)	218,000	212,318
Hess Midstream Operations LP
4.25%, 02/15/2030(a)	143,000	137,718
Kinetik Holdings LP
6.63%, 12/15/2028(a)	566,000	576,426
MPLX LP
5.00%, 01/15/2033	170,000	166,328
ONEOK, Inc.
5.40%, 10/15/2035	170,000	166,884
Phillips 66 Co.
5.25%, 06/15/2031	281,000	285,442
Williams Cos., Inc.
5.30%, 09/30/2035	164,000	159,950
Total Energy		1,705,066

Financials (11.19%)
Bank of America Corp.
5Y US TI + 3.23%(b)(c)	351,000	352,992
Citigroup, Inc.
4.45%, 09/29/2027	257,000	256,535
Security Description	Principal Amount	Value
Financials (11.19%) (continued)
Citigroup, Inc. (continued)
6.63%, 06/15/2032	$183,000	$194,901
Goldman Sachs Group, Inc.
1D US SOFR + 1.135%, 10/23/2030(b)	233,000	230,270
Iron Mountain, Inc.
4.88%, 09/15/2027(a)	276,000	275,364
PNC Financial Services Group, Inc.
5Y US TI + 3.238%(b)(c)	351,000	354,256
Total Financials		1,664,318

Industrials (5.99%)
Ingersoll Rand, Inc.
5.70%, 08/14/2033	486,000	495,826
Johnson Controls International PLC / Tyco Fire & Security Finance SCA
4.90%, 12/01/2032	199,000	196,244
Textron, Inc.
5.50%, 05/15/2035	199,000	198,401
Total Industrials		890,471

Materials (1.38%)
PPG Industries, Inc.
4.38%, 03/15/2031	210,000	204,458

Technology (10.92%)
Accenture Capital, Inc.
5.60%, 07/10/2036	241,000	238,710
Booz Allen Hamilton, Inc.
5.90%, 01/30/2034	186,000	183,152
Concentrix Corp.
6.85%, 08/02/2033	486,000	468,726
Dell International LLC / EMC Corp.
4.75%, 10/06/2032	170,000	165,098
Flex, Ltd.
5.25%, 01/15/2032	199,000	194,767
HP, Inc.
5.40%, 04/25/2030	174,000	175,410
Microchip Technology, Inc.
5.05%, 02/15/2030	199,000	198,048
Total Technology		1,623,911

Utilities (9.72%)
Dominion Energy, Inc.
4.25%, 06/01/2028	325,000	322,542
Duke Energy Corp.
4.95%, 09/15/2035	210,000	200,741
Public Service Enterprise Group, Inc.
5.85%, 11/15/2027	324,000	328,650
Southern California Gas Co.
5.20%, 06/01/2033	286,000	285,236

See Notes to Quarterly Schedule of Investments.

Security Description	Principal Amount	Value
Utilities (9.72%) (continued)
Vistra Operations Co. LLC
7.75%, 10/15/2031(a)	$296,000	$308,412
Total Utilities		1,445,581

TOTAL CORPORATE BONDS
(Cost $10,706,767)		10,661,341

Security Description	Principal Amount	Value
GOVERNMENT BONDS (26.75%)
Mexico Government International Bond
6.00%, 05/13/2030	146,000	150,212
United States Treasury Bond (25.74%)
3.63%, 05/15/2053	482,000	367,732
4.00%, 11/15/2052	771,000	630,443
4.38%, 05/15/2034	587,000	576,590
4.75%, 02/15/2037	577,000	579,164
4.75%, 11/15/2043	1,760,000	1,673,237
Total United States Treasury Bond		3,827,166

TOTAL GOVERNMENT BONDS
(Cost $4,379,647)		3,977,378

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.27%)
Money Market Fund (0.27%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $40,069)	3.61%	40,069	40,069

TOTAL SHORT TERM INVESTMENTS
(Cost $40,069)			40,069

TOTAL INVESTMENTS (98.73%)
(Cost $15,126,483)			$14,678,788
OTHER ASSETS IN EXCESS OF LIABILITIES (1.27%)			188,663
NET ASSETS - 100.00%			$14,867,451

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

TI - Treasury Index

Reference Rates:

1D US SOFR - 1 Day SOFR as of August 31, 2026 was 3.68%

5Y US TI - 5 Year US TI as of August 31, 2026 was 4.49%

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2026, the aggregate market value of those securities was $1,878,190, representing 12.63% of net assets.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of August 31, 2026 is based on the reference rate plus the displayed spread as of the security’s last reset date.
(c)	Securities are perpetual and thus do not have a predetermined maturity date.

See Notes to Quarterly Schedule of Investments.

ALPS Dynamic US Dividend Advantage ETF

Schedule of Investments	August 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.25%)
Communication Services (6.47%)
Alphabet, Inc., Class C	4,464	$1,497,270
AT&T, Inc.	43,032	1,114,099
Comcast Corp., Class A	25,593	681,286
Omnicom Group, Inc.	9,563	837,049
Verizon Communications, Inc.	24,095	1,205,232
Total Communication Services		5,334,936

Consumer Discretionary (4.37%)
Ford Motor Co.	21,307	297,020
Hasbro, Inc.	4,077	383,646
Lowe's Cos., Inc.	1,481	303,161
Magna International, Inc.(a)	6,001	393,485
McDonald's Corp.	2,465	649,626
NIKE, Inc., Class B	20,542	802,370
Vail Resorts, Inc.(a)	5,625	770,119
Total Consumer Discretionary		3,599,427

Consumer Staples (6.52%)
Altria Group, Inc.	14,370	984,058
Coca-Cola Co.	14,534	1,288,730
Kraft Heinz Co.	33,844	868,775
Philip Morris International, Inc.	5,926	1,109,940
Walmart, Inc.	10,654	1,117,285
Total Consumer Staples		5,368,788

Energy (12.59%)
Antero Midstream Corp.	36,099	809,340
Baker Hughes Co.	12,375	786,431
ConocoPhillips	15,468	2,049,355
Crescent Energy Co.(a)	60,670	830,572
Enbridge, Inc.	14,343	725,326
Exxon Mobil Corp.	10,032	1,614,650
Kinder Morgan, Inc.	23,540	758,930
Phillips 66	7,936	1,956,859
Schlumberger Ltd.	14,063	845,186
Total Energy		10,376,649

Financials (18.35%)
Citigroup, Inc.	16,038	2,110,922
Franklin Resources, Inc.	33,802	1,154,338
Goldman Sachs Group, Inc.	1,199	1,230,054
Invesco, Ltd.	37,053	1,214,597
JPMorgan Chase & Co.	7,121	2,535,218
MetLife, Inc.	4,485	426,837
Moelis & Co., Class A(a)	10,780	733,795
OneMain Holdings, Inc.	16,207	1,012,289
PNC Financial Services Group, Inc.	3,263	781,913
T Rowe Price Group, Inc.(a)	7,499	834,489
Travelers Cos., Inc.	1,253	458,510
US Bancorp	23,305	1,435,122
Wells Fargo & Co.	13,753	1,188,122
Total Financials		15,116,206
Security Description	Shares	Value
Health Care (14.38%)
Bristol-Myers Squibb Co.	25,032	$1,672,388
Cigna Group	2,680	739,894
Gilead Sciences, Inc.	5,578	816,285
Johnson & Johnson	9,843	2,616,762
Merck & Co., Inc.	12,740	1,882,462
NRC Health(a)	43,229	905,215
Pfizer, Inc.	31,837	906,081
UnitedHealth Group, Inc.	5,932	2,309,980
Total Health Care		11,849,067

Industrials (8.06%)
Caterpillar, Inc.	1,458	1,162,711
Eaton Corp. PLC	1,810	727,403
Genco Shipping & Trading, Ltd.	32,374	849,170
Lockheed Martin Corp.	2,601	1,459,759
RTX Corp.	3,976	825,934
Union Pacific Corp.	2,952	887,578
United Parcel Service, Inc., Class B	6,985	728,047
Total Industrials		6,640,602

Information Technology (13.26%)
Apple, Inc.	4,955	1,569,992
Hewlett Packard Enterprise Co.	31,851	1,663,896
International Business Machines Corp.	2,511	587,248
Microsoft Corp.	4,152	2,106,268
NVIDIA Corp.	12,036	2,657,308
QUALCOMM, Inc.	5,023	856,321
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,578	1,486,015
Total Information Technology		10,927,048

Materials (5.41%)
Amcor PLC(a)	18,094	830,333
Greif, Inc.(a)	8,586	907,025
Mosaic Co.	30,751	741,714
Myers Industries, Inc.(a)	34,830	1,117,695
Southern Copper Corp.	4,121	860,744
Total Materials		4,457,511

Real Estate (4.57%)
Camden Property Trust	7,279	770,118
Chiron Real Estate, Inc.(a)	10,521	384,017
Invitation Homes, Inc.	27,624	804,963
Medical Properties Trust, Inc.(a)	142,950	567,512
Vivmark Residential	6,001	390,905
Welltower, Inc.	3,600	850,464
Total Real Estate		3,767,979

Utilities (4.27%)
AES Corp.	51,468	758,638
Alliant Energy Corp.(a)	10,407	707,468
Clearway Energy, Inc., Class C(a)	19,717	626,015
Duke Energy Corp.	5,907	708,308

See Notes to Quarterly Schedule of Investments.

Security Description	Shares	Value
Utilities (4.27%) (continued)
Edison International	13,298	$717,826
Total Utilities		3,518,255

TOTAL COMMON STOCKS
(Cost $70,311,356)		80,956,468

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (5.22%)
Money Market Fund (1.62%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $1,336,547)	3.61%	1,336,547	1,336,547

Investments Purchased with Collateral from Securities Loaned (3.60%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $2,961,442)		2,961,442	2,961,442

TOTAL SHORT TERM INVESTMENTS
(Cost $4,297,989)			4,297,989

TOTAL INVESTMENTS (103.47%)
(Cost $74,609,345)			$85,254,457
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.47%)			(2,852,838)
NET ASSETS - 100.00%			$82,401,619

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $7,095,446.

See Notes to Quarterly Schedule of Investments.

ALPS Electrification Infrastructure ETF

Schedule of Investments	August 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.67%)
Consumer Discretionary (0.72%)
QuantumScape Corp.(a)(b)	253,189	$1,415,326

Energy (16.46%)
Antero Midstream Corp.	85,731	1,922,089
Cameco Corp.	18,542	1,831,208
Cheniere Energy, Inc.	7,609	2,219,469
DT Midstream, Inc.	13,009	1,704,439
Enbridge, Inc.	32,533	1,645,194
Energy Fuels, Inc.(a)(b)	121,405	1,790,724
Golar LNG, Ltd.	36,284	1,868,263
Kinder Morgan, Inc.	58,388	1,882,429
NexGen Energy, Ltd.(a)(b)	187,749	1,965,732
ONEOK, Inc.	20,549	1,972,909
Pembina Pipeline Corp.	37,696	1,835,795
South Bow Corp.	48,535	1,833,167
Targa Resources Corp.	6,773	1,988,891
TC Energy Corp.	26,420	1,652,043
Uranium Energy Corp.(b)	172,174	2,107,410
Venture Global, Inc.	143,925	2,107,062
Williams Cos., Inc.	25,577	1,919,554
Total Energy		32,246,378

Industrials (28.68%)
Acuity, Inc.	6,326	2,098,904
AECOM	26,325	1,775,095
AMETEK, Inc.	8,081	1,900,409
Argan, Inc.	2,929	1,244,796
Bloom Energy Corp., Class A(b)	7,329	1,511,973
Comfort Systems USA, Inc.	986	1,523,981
Dycom Industries, Inc.(b)	3,922	1,142,126
Eaton Corp. PLC	4,649	1,868,340
EMCOR Group, Inc.	2,262	1,661,529
Emerson Electric Co.	12,827	1,955,348
EnerSys	8,193	1,506,365
Everus Construction Group, Inc.(b)	12,694	1,461,460
Fluor Corp.(b)	36,591	1,994,575
Forgent Power Solutions, Inc.(b)	31,465	960,941
GE Vernova, Inc.	2,010	1,806,045
Generac Holdings, Inc.(b)	7,101	1,316,383
Hubbell, Inc.(a)	3,891	1,762,623
IES Holdings, Inc.(b)	4,986	1,510,758
Jacobs Solutions, Inc.	14,454	2,154,369
MasTec, Inc.(b)	5,089	1,220,240
MYR Group, Inc.(b)	4,299	1,252,815
Nextpower, Inc.(b)	15,234	1,249,645
NuScale Power Corp.(b)	191,274	1,773,110
nVent Electric PLC	11,092	1,672,119
Plug Power, Inc.(a)(b)	647,798	1,399,244
Powell Industries, Inc.	6,287	1,129,963
Primoris Services Corp.(a)	19,419	1,400,304
Quanta Services, Inc.	2,685	1,630,037
Regal Rexnord Corp.	8,642	1,369,325
Rockwell Automation, Inc.	3,986	1,691,778
Security Description	Shares	Value
Industrials (28.68%) (continued)
Sensata Technologies Holding PLC	36,803	$1,510,027
Sterling Infrastructure, Inc.(b)	2,161	1,015,821
Tetra Tech, Inc.	65,766	2,376,783
Valmont Industries, Inc.	3,444	1,617,509
Vertiv Holdings Co.	6,134	1,586,988
Vicor Corp.(b)	6,131	1,150,666
Total Industrials		56,202,394

Information Technology (12.21%)
Amphenol Corp., Class A	11,984	1,900,063
Applied Optoelectronics, Inc.(b)	10,568	1,138,068
Belden, Inc.(a)	16,390	1,875,999
Cognex Corp.	29,495	1,798,015
Coherent Corp.(b)	5,006	1,390,817
Corning, Inc.	10,328	1,536,084
Enphase Energy, Inc.(b)	33,417	1,217,047
First Solar, Inc.(b)	6,730	1,358,787
Keysight Technologies, Inc.(b)	5,362	1,730,317
Littelfuse, Inc.	3,937	1,622,753
Qnity Electronics, Inc.	12,231	1,460,748
TE Connectivity PLC	8,783	1,802,711
Trimble, Inc.(a)(b)	36,688	2,199,079
Zebra Technologies Corp.(b)	8,203	2,900,171
Total Information Technology		23,930,659

Materials (5.69%)
Almonty Industries, Inc.(b)	107,500	1,913,500
Freeport-McMoRan, Inc.	27,615	2,091,560
Hudbay Minerals, Inc.	68,891	1,974,416
MP Materials Corp.(a)(b)	32,020	1,753,095
Teck Resources, Ltd., Class B	28,792	1,961,311
USA Rare Earth, Inc.(a)(b)	81,196	1,446,913
Total Materials		11,140,795

Utilities (35.91%)
AES Corp.	124,795	1,839,478
Algonquin Power & Utilities Corp.	310,806	1,759,162
Alliant Energy Corp.(a)	25,236	1,715,543
Ameren Corp.	16,962	1,798,142
American Electric Power Co., Inc.	14,194	1,737,771
Black Hills Corp.	25,511	1,828,629
Brookfield Renewable Corp.(a)	48,634	1,563,583
CenterPoint Energy, Inc.(a)	43,077	1,705,849
CMS Energy Corp.	25,165	1,712,730
Consolidated Edison, Inc.	17,077	1,827,581
Constellation Energy Corp.	7,388	2,030,001
Dominion Energy, Inc.	27,448	1,811,843
DTE Energy Co.	12,522	1,698,359
Duke Energy Corp.	14,683	1,760,639
Edison International	25,329	1,367,259
Emera, Inc.	35,252	1,765,773
Entergy Corp.	16,697	1,775,058
Evergy, Inc.	22,124	1,792,487
Eversource Energy	26,767	1,877,437
Exelon Corp.	40,303	1,762,047

See Notes to Quarterly Schedule of Investments.

Security Description	Shares	Value
Utilities (35.91%) (continued)
FirstEnergy Corp.(a)	39,309	$1,802,711
Fortis, Inc.	32,553	1,796,275
IDACORP, Inc.(a)	12,906	1,757,281
NextEra Energy, Inc.	21,602	1,778,709
NiSource, Inc.	39,353	1,610,325
NRG Energy, Inc.	14,742	1,623,389
OGE Energy Corp.	38,762	1,768,710
Oklo, Inc.(a)(b)	31,639	1,283,594
Ormat Technologies, Inc.	13,394	1,366,188
PG&E Corp.	109,083	1,447,531
Pinnacle West Capital Corp.(a)	17,924	1,750,099
Portland General Electric Co.	36,658	1,791,110
PPL Corp.	51,661	1,763,190
Public Service Enterprise Group, Inc.	23,271	1,706,462
Sempra	20,032	1,636,614
Southern Co.	19,653	1,729,464
Talen Energy Corp.(b)	5,300	1,567,528
TXNM Energy, Inc.	32,136	1,851,355
Vistra Corp.	12,474	1,713,553
WEC Energy Group, Inc.	16,226	1,722,714
Xcel Energy, Inc.	23,417	1,772,433
Total Utilities		70,368,606

TOTAL COMMON STOCKS
(Cost $187,931,713)		195,304,158

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (8.65%)
Money Market Fund (0.23%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $443,913)	3.61%	443,913	443,913

Investments Purchased with Collateral from Securities Loaned (8.42%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $16,512,098)		16,512,098	16,512,098

TOTAL SHORT TERM INVESTMENTS
(Cost $16,956,011)			16,956,011

TOTAL INVESTMENTS (108.32%)
(Cost $204,887,724)			$212,260,169
LIABILITIES IN EXCESS OF OTHER ASSETS (-8.32%)			(16,304,947)
NET ASSETS - 100.00%			$195,955,222

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $19,275,547.
(b)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS Emerging Sector Dividend Dogs ETF

Schedule of Investments	August 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (94.87%)
Brazil (7.96%)
Axia Energia SA	56,600	$580,249
BB Seguridade Participacoes SA	77,700	605,819
Cia Energetica de Minas Gerais	274,100	566,022
MBRF Global Foods Co. SA	183,934	648,191
Total Brazil		2,400,281

Chile (5.69%)
Empresas CMPC SA	492,377	530,187
Empresas COPEC SA	85,316	605,136
Falabella SA	87,716	580,807
Total Chile		1,716,130

China (7.92%)
China Feihe, Ltd.(a)(b)(c)	1,427,000	510,654
China Shenhua Energy Co., Ltd., Class H	100,500	594,401
COSCO SHIPPING Holdings Co., Ltd.(a)	322,000	707,390
Yankuang Energy Group Co., Ltd., Class H	322,400	573,360
Total China		2,385,805

Colombia (3.80%)
Cementos Argos SA	169,948	579,803
Interconexion Electrica SA ESP	63,782	564,577
Total Colombia		1,144,380

Hong Kong (1.84%)
China State Construction International Holdings, Ltd.	520,000	555,594

Hungary (4.30%)
Magyar Telekom Telecommunications PLC	64,730	520,768
Richter Gedeon Nyrt	18,544	774,258
Total Hungary		1,295,026

India (11.20%)
Dr Reddy's Laboratories, Ltd., ADR	54,568	661,910
Infosys, Ltd., ADR(a)	123,687	1,491,665
Wipro, Ltd., ADR(a)	660,255	1,221,472
Total India		3,375,047

Indonesia (10.50%)
Alamtri Resources Indonesia Tbk PT	4,554,100	730,096
Bank Mandiri Persero Tbk PT	2,472,300	590,337
Bank Rakyat Indonesia Persero Tbk PT	3,643,300	668,401
Telkom Indonesia Persero Tbk PT	3,630,600	532,857
XLSMART Telecom Sejahtera Tbk PT	4,040,300	643,164
Total Indonesia		3,164,855

Malaysia (10.18%)
MISC Bhd	291,100	572,656
Security Description	Shares	Value
Malaysia (10.18%) (continued)
MR DIY Group M Bhd(b)(c)	1,492,200	$511,484
Petronas Dagangan Bhd	129,500	652,968
Petronas Gas Bhd	135,700	594,572
Sime Darby Bhd	1,139,000	735,569
Total Malaysia		3,067,249

Mexico (8.01%)
Banco del Bajio SA(b)(c)	181,006	613,419
Grupo Aeroportuario del Sureste SAB de CV, ADR(a)	2,004	514,046
Grupo Mexico SAB de CV, Series B	48,026	660,132
Kimberly-Clark de Mexico SAB de CV, Class A(a)	267,000	627,110
Total Mexico		2,414,707

Philippines (5.31%)
Globe Telecom, Inc.	20,970	549,028
Manila Electric Co.	62,080	458,688
PLDT, Inc., ADR(a)	33,100	591,166
Total Philippines		1,598,882

Russia (0.00%)(d)
Novolipetsk Steel PJSC, GDR(b)(e)(f)(g)	17,594	176
Severstal PAO, GDR(b)(e)(f)(g)	23,283	233
X5 Retail Group NV, GDR(b)(e)(f)(g)	17,785	178
Total Russia		587

South Africa (4.51%)
Aspen Pharmacare Holdings, Ltd.	80,800	794,265
Mr Price Group, Ltd.	55,834	566,115
Total South Africa		1,360,380

Thailand (11.16%)
Bangkok Dusit Medical Services PCL	1,317,900	778,976
Charoen Pokphand Foods PCL	993,600	707,146
PTT Exploration & Production PCL	133,200	596,508
PTT PCL	527,200	647,871
Thai Beverage PCL	1,734,500	634,523
Total Thailand		3,365,024

United States (2.49%)
Anglogold Ashanti PLC	6,686	750,971

TOTAL COMMON STOCKS
(Cost $29,092,980)		28,594,918

Security Description	Shares	Value
PREFERRED STOCKS (4.50%)
Brazil (1.91%)
Itausa SA	228,000	576,430

See Notes to Quarterly Schedule of Investments.

Security Description	Shares	Value
Colombia (2.59%)
Grupo Argos SA/Colombia	157,412	$781,140

TOTAL PREFERRED STOCKS
(Cost $995,050)		1,357,570

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (8.51%)
Money Market Fund (0.28%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $82,034)	3.61%	82,034	82,034

Investments Purchased with Collateral from Securities Loaned (8.23%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $2,480,906)		2,480,906	2,480,906

TOTAL SHORT TERM INVESTMENTS
(Cost $2,562,940)			2,562,940

TOTAL INVESTMENTS (107.88%)
(Cost $32,650,970)			$32,515,428
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.88%)			(2,374,741)
NET ASSETS - 100.00%			$30,140,687

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $3,454,870.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2026 the aggregate market value of those securities was $1,636,144, representing 5.43% of net assets.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2026, the aggregate market value of those securities was $1,635,557, representing 5.43% of net assets.
(d)	Less than 0.005%
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also Note 2 to the financial statements for additional information.
(f)	Security deemed to be illiquid under the procedures utilized by the Valuation Designee. As of August 31, 2026, the fair value of illiquid securities in the aggregate was $587, representing less than 0.005% of the Fund's net assets.
(g)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS Equal Sector Weight ETF

Schedule of Investments	August 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.58%)
Communication Services (8.66%)
Alphabet, Inc., Class A	110,025	$37,336,984
AST SpaceMobile, Inc.(a)(b)	2,610	154,251
AT&T, Inc.	70,255	1,818,902
Charter Communications, Inc., Class A(b)	903	137,653
Comcast Corp., Class A	35,793	952,810
EchoStar Corp.(a)(b)	1,340	115,830
Fox Corp., Class A	3,198	215,385
Liberty Media Corp.-Liberty Formula One(b)	4,512	450,974
Live Nation Entertainment, Inc.(a)(b)	1,579	284,046
Meta Platforms, Inc., Class A	22,234	12,725,408
Netflix, Inc.(b)	42,356	3,432,954
News Corp., Class A	4,947	151,922
Omnicom Group, Inc.	2,855	249,898
Reddit, Inc.(b)	1,376	203,387
ROBLOX Corp., Class A(b)	6,283	259,425
Space Exploration Technologies Corp.(a)(b)	6,290	903,810
Spotify Technology SA(b)	1,529	831,195
Take-Two Interactive Software, Inc.(b)	1,739	382,058
T-Mobile US, Inc.	5,024	906,531
Verizon Communications, Inc.	42,249	2,113,295
Walt Disney Co.	17,615	1,894,493
Warner Bros Discovery, Inc.(b)	24,213	690,797
Total Communication Services		66,212,008

Consumer Discretionary (8.68%)
Airbnb, Inc., Class A(b)	4,354	797,740
Amazon.com, Inc.(b)	108,029	28,062,693
AutoZone, Inc.(b)	180	538,423
Best Buy Co., Inc.	2,152	172,483
Booking Holdings, Inc.	8,495	1,691,270
Burlington Stores, Inc.(b)	683	177,416
Carnival Corp., Ltd.	15,255	364,442
Carvana Co.(b)	7,279	534,715
Chipotle Mexican Grill, Inc.(b)	13,992	532,116
Darden Restaurants, Inc.	1,256	269,111
DoorDash, Inc., Class A(b)	4,101	950,366
DR Horton, Inc.	2,855	412,719
eBay, Inc.	4,864	503,716
Expedia Group, Inc.	1,246	395,132
Ford Motor Co.	42,947	598,681
Garmin, Ltd.	1,809	513,955
General Motors Co.	9,891	853,791
Hilton Worldwide Holdings, Inc.	2,442	772,356
Home Depot, Inc.	10,957	3,592,033
Las Vegas Sands Corp.	3,015	132,087
Lennar Corp., Class A	2,492	209,602
Lowe's Cos., Inc.	6,153	1,259,519
Lululemon Athletica, Inc.(b)	1,086	130,602
Marriott International, Inc., Class A	2,372	810,655
McDonald's Corp.	7,799	2,055,348
Security Description	Shares	Value
Consumer Discretionary (8.68%) (continued)
NIKE, Inc., Class B	12,846	$501,765
NVR, Inc.(b)	30	189,457
O'Reilly Automotive, Inc.(b)	9,058	804,350
PulteGroup, Inc.	2,142	270,577
Rivian Automotive, Inc.(b)	8,425	135,305
Ross Stores, Inc.	3,448	788,006
Royal Caribbean Cruises, Ltd.	2,765	743,066
Somnigroup International, Inc.(a)	2,232	144,522
Starbucks Corp.	12,493	1,327,381
Tapestry, Inc.	2,212	272,939
Tesla, Inc.(b)	32,122	11,819,290
TJX Cos., Inc.	12,123	1,623,391
Tractor Supply Co.	5,750	200,675
Ulta Beauty, Inc.(b)	473	254,048
Viking Holdings, Ltd.(b)	2,272	195,710
Williams-Sonoma, Inc.	1,266	288,965
Yum! Brands, Inc.	3,025	463,763
Total Consumer Discretionary		66,354,181

Consumer Staples (8.70%)
Altria Group, Inc.	38,113	2,609,978
Archer-Daniels-Midland Co.	10,916	887,362
Bunge Global SA	3,658	425,096
Casey's General Stores, Inc.	833	626,591
Church & Dwight Co., Inc.	5,387	537,515
Coca-Cola Co.	97,704	8,663,414
Colgate-Palmolive Co.	18,307	1,644,335
Constellation Brands, Inc., Class A	3,428	447,765
Costco Wholesale Corp.	10,088	9,521,962
Dollar General Corp.	2,402	304,454
Dollar Tree, Inc.(b)	2,112	267,358
Estee Lauder Cos., Inc., Class A	2,715	277,745
General Mills, Inc.	12,117	499,220
Hershey Co.	3,335	587,660
Kenvue, Inc.	43,800	826,944
Keurig Dr Pepper, Inc.	29,651	944,681
Kimberly-Clark Corp.	7,556	815,670
Kraft Heinz Co.	27,019	693,578
Kroger Co.	13,919	800,899
Mondelez International, Inc., Class A	29,301	1,818,713
Monster Beverage Corp.	31,804	1,460,440
PepsiCo, Inc.	31,140	4,370,188
Philip Morris International, Inc.	35,541	6,656,829
Procter & Gamble Co.	53,235	7,725,463
Sysco Corp.	10,873	881,583
Target Corp.	4,972	799,895
Tyson Foods, Inc., Class A	6,270	345,728
US Foods Holding Corp.(b)	4,974	521,474
Walmart, Inc.	99,997	10,486,685
Total Consumer Staples		66,449,225

Energy (10.12%)
Baker Hughes Co.	31,833	2,022,987
Cheniere Energy, Inc.	6,673	1,946,447

See Notes to Quarterly Schedule of Investments.

Security Description	Shares	Value
Energy (10.12%) (continued)
Chevron Corp.	63,786	$13,148,846
ConocoPhillips	39,129	5,184,201
Devon Energy Corp.	36,488	1,770,033
Diamondback Energy, Inc.	6,267	1,256,408
EOG Resources, Inc.	17,141	2,484,759
EQT Corp.	19,943	1,080,512
Expand Energy Corp.	7,636	749,550
ExxonMobil Holdings Corp.	133,003	21,406,833
Halliburton Co.	26,769	986,438
Kinder Morgan, Inc.	62,435	2,012,904
Marathon Petroleum Corp.	9,335	3,484,942
Occidental Petroleum Corp.	31,890	1,919,140
ONEOK, Inc.	20,266	1,945,739
Phillips 66	12,848	3,168,060
SLB, Ltd.	47,960	2,882,396
Targa Resources Corp.	6,783	1,991,828
Texas Pacific Land Corp.	4,131	1,546,399
Valero Energy Corp.	9,485	3,404,356
Williams Cos., Inc.	39,126	2,936,406
Total Energy		77,329,184

Financials (9.48%)
Affirm Holdings, Inc.(b)	2,452	182,551
Aflac, Inc.	3,961	458,882
Allstate Corp.	2,232	575,410
American Express Co.	5,935	1,959,559
American International Group, Inc.	4,604	351,561
Ameriprise Financial, Inc.	783	433,085
Aon PLC, Class A	1,839	591,275
Apollo Global Management, Inc.	3,588	490,049
Arch Capital Group, Ltd.(b)	2,965	290,778
Arthur J Gallagher & Co.	2,202	577,254
Bank of America Corp.	61,845	3,830,679
Bank of New York Mellon Corp.	5,960	961,229
Berkshire Hathaway, Inc., Class B(b)	16,257	8,194,016
Blackrock, Inc.	2,496	2,884,403
Blackstone, Inc.	6,403	917,166
Block, Inc.(b)	4,544	372,699
Brown & Brown, Inc.	2,512	181,291
Capital One Financial Corp.	5,317	1,140,550
Carlyle Group, Inc.	2,312	111,878
Cboe Global Markets, Inc.	916	274,983
Charles Schwab Corp.	14,265	1,566,582
Chubb, Ltd.	3,368	1,140,405
Cincinnati Financial Corp.	1,316	223,588
Citigroup, Inc.	14,891	1,959,953
Citizens Financial Group, Inc.	3,648	251,238
CME Group, Inc.	3,115	889,333
Coinbase Global, Inc.(b)	1,869	351,596
Corpay, Inc.(b)	543	219,535
Fidelity National Information Services, Inc.	4,504	183,628
Fifth Third Bancorp	7,852	422,202
First Citizens BancShares, Inc., Class A	70	151,508
Fiserv, Inc.(b)	4,624	246,505
Global Payments, Inc.	1,982	180,461
Goldman Sachs Group, Inc.	2,555	2,621,175
Hartford Insurance Group, Inc.	2,382	327,239
Huntington Bancshares, Inc.	17,593	293,539
Interactive Brokers Group, Inc.	3,761	365,908
Security Description	Shares	Value
Financials (9.48%) (continued)
Intercontinental Exchange, Inc.	4,897	$786,948
JPMorgan Chase & Co.	23,337	8,308,439
KeyCorp	9,411	203,372
Loews Corp.	1,449	156,912
LPL Financial Holdings, Inc.	693	256,504
M&T Bank Corp.	1,266	296,168
Markel Group, Inc.(b)	100	180,291
Marsh & McLennan Cos., Inc.	4,191	795,452
Mastercard, Inc., Class A	7,046	4,152,278
MetLife, Inc.	4,694	446,728
Moody's Corp.	1,529	771,595
Morgan Stanley	10,434	2,225,781
MSCI, Inc.	613	349,802
Nasdaq, Inc.	3,881	382,705
Northern Trust Corp.	1,589	294,855
PayPal Holdings, Inc.	7,672	404,046
PNC Financial Services Group, Inc.	3,488	835,829
Principal Financial Group, Inc.	1,869	205,889
Progressive Corp.	5,077	1,107,192
Prudential Financial, Inc.	3,015	354,564
Raymond James Financial, Inc.	1,529	272,422
Regions Financial Corp.	7,419	221,680
Robinhood Markets, Inc.(b)	6,626	694,471
Rocket Cos., Inc.(b)	8,369	112,228
S&P Global, Inc.	2,565	1,117,930
SoFi Technologies, Inc.(a)(b)	10,977	196,269
State Street Corp.	2,402	459,695
Synchrony Financial	2,915	224,688
T Rowe Price Group, Inc.	1,829	203,531
Travelers Cos., Inc.	1,839	672,945
Truist Financial Corp.	10,827	536,803
US Bancorp	13,492	830,837
Visa, Inc., Class A	14,428	5,473,550
W R Berkley Corp.	1,969	133,026
Wells Fargo & Co.	26,701	2,306,699
Willis Towers Watson PLC	813	275,241
Total Financials		72,421,058

Health Care (9.76%)
Abbott Laboratories	20,452	2,257,083
AbbVie, Inc.	20,845	5,345,075
Agilent Technologies, Inc.	3,318	509,512
Alnylam Pharmaceuticals, Inc.(b)	1,569	377,643
Amgen, Inc.	6,333	2,722,430
Becton Dickinson & Co.	3,232	607,972
Biogen, Inc.(b)	1,719	372,421
Boston Scientific Corp.(b)	17,487	844,622
Bristol-Myers Squibb Co.	24,040	1,606,112
Cardinal Health, Inc.	2,755	646,378
Cencora, Inc.	2,282	738,455
Centene Corp.(b)	5,687	365,902
Cigna Group	3,065	846,185
CVS Health Corp.	15,078	1,415,975
Danaher Corp.	7,589	1,620,707
Dexcom, Inc.(b)	4,461	406,219
Edwards Lifesciences Corp.(b)	6,683	606,482
Elevance Health, Inc.	2,542	997,837
Eli Lilly & Co.	9,961	11,522,188
GE HealthCare Technologies, Inc.	5,337	380,155
Gilead Sciences, Inc.	14,582	2,133,930
HCA Healthcare, Inc.	1,769	733,162

See Notes to Quarterly Schedule of Investments.

Security Description	Shares	Value
Health Care (9.76%) (continued)
Humana, Inc.	1,406	$538,821
IDEXX Laboratories, Inc.(b)	926	515,495
Illumina, Inc.(b)	1,779	380,048
Incyte Corp.(b)	2,332	287,349
Insmed, Inc.(b)	2,522	307,230
Intuitive Surgical, Inc.(b)	4,141	1,560,577
IQVIA Holdings, Inc.(b)	1,939	506,447
Johnson & Johnson	28,371	7,542,430
Labcorp Holdings, Inc.	966	321,350
McKesson Corp.	1,406	1,244,760
Medline, Inc.(b)	5,370	188,111
Medtronic PLC	15,185	1,376,520
Merck & Co., Inc.	29,094	4,298,929
Mettler-Toledo International, Inc.(b)	230	323,182
Moderna, Inc.(a)(b)	4,270	599,252
Natera, Inc.(b)	1,609	518,034
Pfizer, Inc.	67,148	1,911,032
Quest Diagnostics, Inc.	1,296	311,429
Regeneron Pharmaceuticals, Inc.	1,186	947,709
ResMed, Inc.(a)	1,689	405,529
Revolution Medicines, Inc.(b)	2,240	460,477
Royalty Pharma PLC	4,840	297,224
STERIS PLC	1,146	266,605
Stryker Corp.	4,241	1,373,236
Tenet Healthcare Corp.(b)	1,006	267,505
Thermo Fisher Scientific, Inc.	4,361	2,691,173
United Therapeutics Corp.(b)	483	246,514
UnitedHealth Group, Inc.	10,654	4,148,774
Veeva Systems, Inc., Class A(b)	1,739	496,815
Vertex Pharmaceuticals, Inc.(b)	2,975	1,619,947
Viatris, Inc.	13,420	221,564
Waters Corp.(b)	1,156	479,312
West Pharmaceutical Services, Inc.	823	280,734
Zimmer Biomet Holdings, Inc.	2,272	227,291
Zoetis, Inc.	4,894	377,327
Total Health Care		74,595,177

Industrials (8.66%)
3M Co.	5,903	1,014,312
AMETEK, Inc.	2,575	605,563
ATI, Inc.(b)	1,530	312,426
Automatic Data Processing, Inc.	4,524	1,294,588
Axon Enterprise, Inc.(b)	856	484,975
Bloom Energy Corp., Class A(b)	3,015	621,994
Boeing Co.(b)	8,908	1,850,904
Broadridge Financial Solutions, Inc.	1,306	238,188
Carpenter Technology Corp.	2,880	1,372,090
Carrier Global Corp.	8,958	521,535
Caterpillar, Inc.	5,207	4,152,426
CH Robinson Worldwide, Inc.	1,326	198,449
Cintas Corp.	3,881	783,147
Comfort Systems USA, Inc.	393	607,429
Copart, Inc.(b)	9,574	315,846
CSX Corp.	21,101	1,065,811
Cummins, Inc.	1,559	879,900
Curtiss-Wright Corp.	423	246,410
Deere & Co.	2,835	1,856,670
Delta Air Lines, Inc.	7,399	577,122
Dover Corp.	1,519	295,035
Eaton Corp. PLC	4,384	1,761,842
Security Description	Shares	Value
Industrials (8.66%) (continued)
EMCOR Group, Inc.	503	$369,474
Emerson Electric Co.	6,323	963,878
Equifax, Inc.	1,036	195,970
Expeditors International of Washington, Inc.	1,477	280,113
Fastenal Co.	12,969	639,501
FedEx Corp.	2,462	806,059
Ferguson Enterprises, Inc.	2,192	492,126
Fortive Corp.	3,438	202,292
FTAI Aviation, Ltd.(a)	1,146	217,855
GE Vernova, Inc.	3,035	2,727,039
General Dynamics Corp.	3,045	1,130,761
General Electric Co.	11,773	3,952,314
HEICO Corp.	1,126	372,875
Honeywell International, Inc.	3,584	765,291
Howmet Aerospace, Inc.	4,484	1,098,356
Hubbell, Inc.	593	268,629
Illinois Tool Works, Inc.	3,248	894,402
Ingersoll Rand, Inc.	4,424	340,869
Jacobs Solutions, Inc.	2,676	398,858
JB Hunt Transport Services, Inc.	846	224,588
Johnson Controls International PLC	6,886	951,921
L3Harris Technologies, Inc.	2,102	559,657
Leidos Holdings, Inc.	1,409	197,556
Lennox International, Inc.	363	138,898
Lockheed Martin Corp.	2,605	1,462,004
MasTec, Inc.(b)	700	167,846
Nextpower, Inc.(a)(b)	420	34,453
Norfolk Southern Corp.	2,534	868,630
Northrop Grumman Corp.	1,609	868,377
nVent Electric PLC	1,809	272,707
Old Dominion Freight Line, Inc.	2,082	416,317
Otis Worldwide Corp.	4,334	308,277
PACCAR, Inc.	5,850	726,160
Parker-Hannifin Corp.	1,419	1,389,825
Paychex, Inc.(a)	3,638	463,263
Quanta Services, Inc.	1,679	1,019,304
RBC Bearings, Inc.(b)	1,860	919,324
Republic Services, Inc.	2,232	493,093
Rocket Lab Corp.(b)	6,403	409,280
Rockwell Automation, Inc.	1,256	533,084
Rollins, Inc.	3,438	124,009
RTX Corp.	15,331	3,184,709
Snap-on, Inc.	573	221,356
Southwest Airlines Co.	5,470	210,759
SS&C Technologies Holdings, Inc.	1,809	150,093
Sterling Infrastructure, Inc.(b)	340	159,824
Textron, Inc.	1,949	157,011
Trane Technologies PLC	2,492	1,107,445
TransDigm Group, Inc.	623	729,994
TransUnion	1,669	141,715
Uber Technologies, Inc.(b)	21,523	1,628,215
Union Pacific Corp.	6,706	2,016,293
United Airlines Holdings, Inc.(b)	3,648	393,948
United Parcel Service, Inc., Class B	8,445	880,222
United Rentals, Inc.	703	729,714
Veralto Corp.	2,775	273,532
Verisk Analytics, Inc.	1,479	286,601
Vertiv Holdings Co.	4,274	1,105,769
Waste Management, Inc.	4,534	992,583

See Notes to Quarterly Schedule of Investments.

Security Description	Shares	Value
Industrials (8.66%) (continued)
Watsco, Inc.	403	$124,857
Westinghouse Air Brake Technologies Corp.	1,909	545,840
Woodward, Inc.	673	228,699
WW Grainger, Inc.	503	658,673
XPO, Inc.(b)	1,286	249,471
Xylem, Inc.	2,685	295,645
Total Industrials		66,194,865

Information Technology (9.56%)
Accenture PLC, Class A	6,936	1,316,175
Adobe, Inc.(b)	1,136	332,609
Advanced Micro Devices, Inc.(b)	4,577	2,154,485
Akamai Technologies, Inc.(a)(b)	400	43,448
Amphenol Corp., Class A	3,451	547,156
Analog Devices, Inc.	1,369	495,770
Apple, Inc.	41,452	13,134,066
Applied Materials, Inc.	2,225	1,019,918
AppLovin Corp., Class A(b)	723	225,619
Arista Networks, Inc.(b)	2,938	574,937
Astera Labs, Inc.(b)	403	119,683
Atlassian Corp., Class A(b)	443	86,017
Autodesk, Inc.(b)	593	153,308
Broadcom, Inc.	13,151	4,870,341
Cadence Design Systems, Inc.(b)	766	259,505
CDW Corp.	1,439	218,124
Ciena Corp.(b)	403	154,268
Circle Internet Group, Inc.(b)	530	50,641
Cisco Systems, Inc.	11,089	1,225,224
Cloudflare, Inc., Class A(b)	906	276,430
Cognizant Technology Solutions Corp., Class A	1,329	85,827
Coherent Corp.(b)	533	148,083
CoreWeave, Inc.(b)	3,408	289,305
Corning, Inc.	2,225	330,924
Credo Technology Group Holding, Ltd.(b)	473	106,988
Crowdstrike Holdings, Inc., Class A(b)	2,780	642,180
Datadog, Inc., Class A(b)	916	217,129
Dell Technologies, Inc.	846	385,784
Entegris, Inc.	430	58,175
Everpure, Inc.(b)	886	82,354
F5, Inc.(b)	160	65,141
Fabrinet(b)	410	169,301
Fair Isaac Corp.(b)	60	68,833
First Solar, Inc.(b)	283	57,138
Fortinet, Inc.(b)	1,707	291,777
Gen Digital, Inc.	1,529	47,399
GLOBALFOUNDRIES, Inc.	370	16,535
Hewlett Packard Enterprise Co.	3,704	193,497
HP, Inc.	2,565	77,001
Intel Corp.(b)	11,962	1,070,719
International Business Machines Corp.	2,649	619,522
Intuit, Inc.	756	271,631
IonQ, Inc.(a)(b)	1,036	40,725
Jabil, Inc.	283	86,389
Keysight Technologies, Inc.(b)	483	155,864
KLA Corp.	3,670	643,901
Lam Research Corp.	3,511	1,058,531
Lattice Semiconductor Corp.(b)	390	44,983
Lumentum Holdings, Inc.(b)	210	192,100
Security Description	Shares	Value
Information Technology (9.56%) (continued)
MACOM Technology Solutions Holdings, Inc.(b)	190	$50,128
Marvell Technology, Inc.	2,445	517,509
Microchip Technology, Inc.	1,499	110,102
Micron Technology, Inc.	3,158	3,027,669
Microsoft Corp.	20,716	10,509,020
MKS, Inc.	180	46,123
MongoDB, Inc.(b)	210	95,208
Monolithic Power Systems, Inc.	130	164,810
Motorola Solutions, Inc.	473	229,547
NetApp, Inc.	553	102,465
NVIDIA Corp.	65,622	14,488,025
Okta, Inc.(b)	463	80,117
ON Semiconductor Corp.(b)	1,096	81,203
Oracle Corp.	4,820	718,758
Palantir Technologies, Inc., Class A(b)	6,189	1,153,506
Palo Alto Networks, Inc.(b)	2,275	869,346
PTC, Inc.(a)(b)	333	51,861
Qnity Electronics, Inc.	590	70,464
QUALCOMM, Inc.	2,968	505,985
Roper Technologies, Inc.	283	120,173
Salesforce, Inc.	2,235	575,602
Sandisk Corp.(b)	413	647,047
Seagate Technology Holdings PLC	633	524,365
ServiceNow, Inc.(b)	2,878	425,915
SiTime Corp.(b)	60	33,925
Snowflake, Inc., Class A(b)	946	313,533
Strategy, Inc., Class A(b)	936	124,432
Super Micro Computer, Inc.(b)	1,459	54,392
Synopsys, Inc.(b)	513	225,510
TD SYNNEX Corp.	830	209,865
TE Connectivity PLC	816	167,484
Teledyne Technologies, Inc.(b)	523	320,573
Teradyne, Inc.	443	154,975
Texas Instruments, Inc.	2,555	666,625
Twilio, Inc., Class A(b)	433	102,028
VeriSign, Inc.	253	72,935
Western Digital Corp.	966	435,231
Workday, Inc., Class A(b)	553	109,190
Zoom Communications, Inc., Class A(b)	746	72,123
Zscaler, Inc.(b)	303	57,081
Total Information Technology		73,060,310

Materials (8.95%)
Air Products and Chemicals, Inc.	13,295	4,114,271
Albemarle Corp.	7,020	947,489
Alcoa Corp.	15,680	783,216
Amcor PLC	27,633	1,268,078
Coeur Mining, Inc.	61,614	1,280,339
Corteva, Inc.	15,225	1,288,492
Dow, Inc.	43,027	1,313,184
DuPont de Nemours, Inc.	8,131	1,094,351
Ecolab, Inc.	15,144	4,288,781
Freeport-McMoRan, Inc.	85,694	6,490,463
International Flavors & Fragrances, Inc.	15,064	1,300,475
International Paper Co.	31,204	1,183,568
Linde PLC	27,583	13,504,085
LyondellBasell Industries NV, Class A	15,464	1,006,397

See Notes to Quarterly Schedule of Investments.

Security Description	Shares	Value
Materials (8.95%) (continued)
Martin Marietta Materials, Inc.	3,561	$1,847,091
Newmont Corp.	63,882	8,052,965
Nucor Corp.	13,515	3,373,885
Packaging Corp. of America	5,140	1,202,452
PPG Industries, Inc.	13,305	1,492,422
Reliance, Inc.	3,028	1,162,903
Royal Gold, Inc.	5,060	1,323,038
Sherwin-Williams Co.	13,797	4,674,562
Smurfit Westrock PLC	31,244	1,465,344
Steel Dynamics, Inc.	8,035	1,869,102
Vulcan Materials Co.	7,732	2,084,392
Total Materials		68,411,345

Real Estate (8.55%)
American Tower Corp.	28,088	4,935,062
CBRE Group, Inc.(b)	17,597	2,565,819
Crown Castle, Inc.	26,339	2,005,451
Digital Realty Trust, Inc.	21,232	3,940,447
Equinix, Inc.	5,910	6,186,115
Essex Property Trust, Inc.	3,838	1,086,000
Extra Space Storage, Inc.	12,563	1,772,639
Invitation Homes, Inc.	35,525	1,035,199
Iron Mountain, Inc.	17,797	2,052,884
Mid-America Apartment Communities, Inc.	6,946	894,992
Prologis, Inc.	56,148	7,856,228
Public Storage	9,478	2,909,651
Realty Income Corp.	56,199	3,443,875
SBA Communications Corp.	6,300	1,194,858
Simon Property Group, Inc.	19,416	4,122,405
Sun Communities, Inc.	7,316	888,309
Ventas, Inc.	29,184	2,660,705
VICI Properties, Inc.	65,638	1,683,615
Vivmark Residential	46,121	3,004,322
Welltower, Inc.	42,555	10,053,193
Weyerhaeuser Co.	43,374	1,013,650
Total Real Estate		65,305,419

Utilities (8.46%)
Alliant Energy Corp.(a)	12,697	863,142
Ameren Corp.	13,573	1,438,874
American Electric Power Co., Inc.	26,793	3,280,267
American Water Works Co., Inc.(a)	9,595	1,326,317
Atmos Energy Corp.	8,176	1,358,279
CenterPoint Energy, Inc.	32,217	1,275,793
CMS Energy Corp.	15,119	1,028,999
Consolidated Edison, Inc.	18,211	1,948,941
Constellation Energy Corp.	16,728	4,596,353
Dominion Energy, Inc.	43,428	2,866,682
DTE Energy Co.	10,188	1,381,798
Duke Energy Corp.	38,427	4,607,782
Edison International	19,007	1,025,998
Entergy Corp.	22,582	2,400,692
Evergy, Inc.	11,191	906,695
Eversource Energy	18,584	1,303,482
Exelon Corp.	50,541	2,209,652
FirstEnergy Corp.	28,532	1,308,478
NextEra Energy, Inc.	102,723	8,458,212
NiSource, Inc.	23,618	966,449
NRG Energy, Inc.	9,912	1,091,509
PG&E Corp.	108,186	1,435,628
PPL Corp.	37,061	1,264,892
Security Description	Shares	Value
Utilities (8.46%) (continued)
Public Service Enterprise Group, Inc.	24,594	$1,803,478
Sempra	32,247	2,634,580
Southern Co.	55,625	4,895,000
Talen Energy Corp.(a)(b)	2,199	650,376
Vistra Corp.	16,535	2,271,413
WEC Energy Group, Inc.	16,105	1,709,868
Xcel Energy, Inc.	30,771	2,329,057
Total Utilities		64,638,686

TOTAL COMMON STOCKS
(Cost $745,318,952)		760,971,458

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (0.11%)
Financials (0.11%)
Ares Management Corp.	1,799	257,563
KKR & Co., Inc.	6,012	659,636

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $808,917)		917,199

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.68%)
Money Market Fund (0.18%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $1,346,780)	3.61%	1,346,780	1,346,780

Investments Purchased with Collateral from Securities Loaned (0.50%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $3,822,401)		3,822,401	3,822,401

TOTAL SHORT TERM INVESTMENTS
(Cost $5,169,181)			5,169,181

TOTAL INVESTMENTS (100.37%)
(Cost $751,297,050)			$767,057,838
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.37%)			(2,856,599)
NET ASSETS - 100.00%			$764,201,239

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $5,560,025.
(b)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS International Sector Dividend Dogs ETF
Schedule of Investments	August 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.40%)
Australia (7.94%)
BHP Group, Ltd.	251,340	$11,928,690
Fortescue, Ltd.	782,663	9,927,147
Origin Energy, Ltd.	1,426,025	11,874,344
Woodside Energy Group, Ltd.	506,449	11,765,899
Total Australia		45,496,080

Austria (2.28%)
OMV AG	164,198	13,064,585

Denmark (4.71%)
A P Moller-Maersk A/S	4,062	13,595,861
Coloplast A/S, Class B	187,793	13,388,252
Total Denmark		26,984,113

Finland (3.21%)
Nokia Oyj	742,490	7,527,358
UPM-Kymmene Oyj	389,423	10,883,145
Total Finland		18,410,503

France (19.44%)
BNP Paribas SA	99,662	11,898,040
Bouygues SA	191,247	9,823,145
Cap Gemini SA	99,462	12,390,582
Carrefour SA	583,981	10,632,698
Cie Generale des Etablissements Michelin SCA	290,244	11,799,633
Engie SA	349,587	9,989,128
Orange SA	539,137	9,647,128
Pernod Ricard SA	151,644	11,361,146
Publicis Groupe SA	107,314	12,583,455
Sanofi SA	125,864	11,229,399
Total France		111,354,354

Germany (7.99%)
BASF SE	194,321	11,958,285
Bayerische Motoren Werke AG	143,530	10,333,120
Daimler Truck Holding AG	230,435	12,523,874
Mercedes-Benz Group AG	200,343	10,988,473
Total Germany		45,803,752

Hong Kong (3.49%)
China Resources Power Holdings Co., Ltd.	4,449,600	10,649,363
WH Group, Ltd.(a)(b)	9,905,000	9,369,910
Total Hong Kong		20,019,273

Italy (6.17%)
Banca Monte dei Paschi di Siena SpA	899,656	12,092,667
Banco BPM SpA(c)	667,559	12,468,463
Enel SpA	984,268	10,770,790
Total Italy		35,331,920

Japan (13.20%)
Astellas Pharma, Inc.	834,800	12,392,665
Canon, Inc.	418,163	12,237,321

Security Description	Shares	Value
Japan (13.20%) (continued)
Honda Motor Co., Ltd.	1,267,500	$13,567,606
Kyocera Corp.	486,530	11,137,654
Nippon Steel Corp.(c)	3,241,000	13,588,869
Takeda Pharmaceutical Co., Ltd.	351,900	12,699,239
Total Japan		75,623,354

Norway (6.11%)
Aker BP ASA	308,412	11,800,111
Equinor ASA	303,876	12,989,226
Telenor ASA	697,843	10,239,387
Total Norway		35,028,724

Poland (6.34%)
Bank Polska Kasa Opieki SA	179,144	12,455,712
Erste Bank Polska SA	63,931	12,355,590
ORLEN SA	278,248	11,515,204
Total Poland		36,326,506

Portugal (2.04%)
EDP SA	2,153,106	11,699,379

Singapore (1.91%)
Singapore Airlines, Ltd.	2,045,915	10,928,930

Sweden (3.20%)
Telefonaktiebolaget LM Ericsson, Class B	899,204	9,080,621
Telia Co. AB	2,028,679	9,243,557
Total Sweden		18,324,178

Switzerland (4.00%)
Allwyn AG(c)	689,076	10,805,332
Kuehne + Nagel International AG	45,413	12,123,616
Total Switzerland		22,928,948

United Kingdom (7.37%)
British American Tobacco PLC	179,257	10,029,026
GSK PLC	418,257	10,504,456
Imperial Brands PLC	296,946	10,167,647
Vodafone Group PLC	7,170,026	11,507,833
Total United Kingdom		42,208,962

TOTAL COMMON STOCKS
(Cost $460,499,158)		569,533,561

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.84%)
Money Market Fund (0.27%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $1,520,538)	3.61%	1,520,538	1,520,538

See Notes to Quarterly Schedule of Investments.

	7-Day Yield	Shares	Value
Investments Purchased with Collateral from Securities Loaned (2.57%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $14,742,477)		14,742,477	$14,742,477

TOTAL SHORT TERM INVESTMENTS
(Cost $16,263,015)			16,263,015

TOTAL INVESTMENTS (102.24%)
(Cost $476,762,173)			$585,796,576
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.24%)			(12,806,940)
NET ASSETS - 100.00%			$572,989,636

(a)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2026 the aggregate market value of those securities was $9,369,910, representing 1.64% of net assets.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2026, the aggregate market value of those securities was $9,369,910, representing 1.64% of net assets.
(c)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $19,210,897.

See Notes to Quarterly Schedule of Investments.

ALPS Medical Breakthroughs ETF
Schedule of Investments	August 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.00%)
Biotechnology (71.92%)
4D Molecular Therapeutics, Inc.(a)(b)	64,704	$912,973
ACADIA Pharmaceuticals, Inc.(b)	210,911	6,097,437
Agios Pharmaceuticals, Inc.(b)	73,293	2,468,508
Akebia Therapeutics, Inc.(b)	331,976	305,020
Allogene Therapeutics, Inc.(b)	427,142	854,284
Altimmune, Inc.(a)(b)	240,672	748,490
Anavex Life Sciences Corp.(b)	114,678	321,098
Apogee Therapeutics, Inc.(b)	76,303	10,307,009
Arcturus Therapeutics Holdings, Inc.(b)	35,163	519,006
ArriVent Biopharma, Inc.(a)(b)	57,448	1,726,312
Bicara Therapeutics, Inc.(a)(b)	80,805	1,868,212
Bicycle Therapeutics PLC, ADR(b)	62,328	257,415
BioCryst Pharmaceuticals, Inc.(b)	313,539	3,041,328
C4 Therapeutics, Inc.(a)(b)	136,830	507,639
Candel Therapeutics, Inc.(b)	90,673	1,185,096
Celldex Therapeutics, Inc.(b)	96,637	3,829,724
CG oncology, Inc.(a)(b)	108,748	8,173,500
Climb Bio, Inc.(a)(b)	70,861	972,922
Compass Pathways PLC, ADR(a)(b)	166,501	2,249,429
Compass Therapeutics, Inc.(b)	222,872	532,664
Corvus Pharmaceuticals, Inc.(b)	104,060	1,461,002
Denali Therapeutics, Inc.(b)	195,712	4,650,117
Design Therapeutics, Inc.(b)	77,301	1,166,472
Dianthus Therapeutics, Inc.(b)	67,349	7,112,728
Disc Medicine, Inc.(b)	47,067	3,701,820
Dyne Therapeutics, Inc., Class A(b)	203,881	5,184,694
Eikon Therapeutics, Inc.(b)	66,997	700,789
Enanta Pharmaceuticals, Inc.(b)	35,982	479,640
Evommune, Inc.(a)(b)	44,569	564,244
Generate Biomedicines, Inc.(a)(b)	157,939	2,411,729
Geron Corp.(b)	793,892	1,182,899
Ideaya Biosciences, Inc.(b)	108,324	4,343,792
Immatics NV(b)	165,450	1,576,739
Immuneering Corp.(a)(b)	80,062	399,509
Immunic, Inc.(b)	16,866	266,483
Immunocore Holdings PLC, ADR(b)	62,739	2,278,681
Immunome, Inc.(a)(b)	139,649	3,827,779
Inhibikase Therapeutics, Inc.(a)(b)	163,391	377,433
Kailera Therapeutics, Inc.(a)(b)	159,843	2,461,582
Kura Oncology, Inc.(b)	109,853	1,389,640
Lakefront Biotherapeutics NV, ADR(b)	80,031	2,280,884
MacroGenics, Inc.(a)(b)	78,652	313,822
MannKind Corp.(b)	381,130	1,528,331
MeiraGTx Holdings PLC(a)(b)	113,804	1,571,633
Mineralys Therapeutics, Inc.(a)(b)	108,606	2,787,916
Neurogene, Inc.(b)	19,550	708,492
Newamsterdam Pharma Co. NV(b)	144,171	3,653,293
NovaBridge Biosciences, ADR(a)(b)	142,784	259,867
Olema Pharmaceuticals, Inc.(a)(b)	108,097	1,127,452
Oruka Therapeutics, Inc.(a)(b)	74,239	6,876,016
Palvella Therapeutics, Inc.(a)(b)	17,554	2,678,565
Protara Therapeutics, Inc.(b)	69,547	268,451

Security Description	Shares	Value
Biotechnology (71.92%) (continued)
Relay Therapeutics, Inc.(a)(b)	268,305	$4,931,446
Rezolute, Inc.(b)	119,157	558,846
Rigel Pharmaceuticals, Inc.(b)	22,880	1,056,598
SAB Biotherapeutics, Inc.(b)	94,630	351,077
Sarepta Therapeutics, Inc.(b)	130,053	2,735,015
SELLAS Life Sciences Group, Inc.(a)(b)	229,519	3,061,784
Sionna Therapeutics, Inc.(b)	55,581	335,153
Solid Biosciences, Inc.(a)(b)	121,834	1,167,170
Stoke Therapeutics, Inc.(a)(b)	76,868	2,398,282
Taysha Gene Therapies, Inc.(b)	354,512	2,017,173
Tectonic Therapeutic, Inc.(b)	23,359	699,368
Tenax Therapeutics, Inc.(a)(b)	32,826	60,400
Travere Therapeutics, Inc.(b)	114,580	7,594,362
Tyra Biosciences, Inc.(a)(b)	73,393	1,837,027
Upstream Bio, Inc.(b)	67,344	445,817
Vera Therapeutics, Inc.(b)	88,541	3,017,477
Vericel Corp.(b)	62,891	2,509,351
Viridian Therapeutics, Inc.(b)	136,151	3,153,257
Vor BioPharma, Inc.(a)(b)	66,462	1,494,066
X4 Pharmaceuticals, Inc.(a)(b)	116,719	471,545
Xencor, Inc.(b)	91,156	2,485,368
Xenon Pharmaceuticals, Inc.(b)	119,032	7,168,107
Zai Lab, Ltd., ADR(b)	134,267	3,418,438
Zenas Biopharma, Inc.(a)(b)	77,726	2,512,104
Zura Bio, Ltd.(a)(b)	116,961	647,964
Total Biotechnology		172,597,755

Health Care Equipment & Supplies (0.29%)
Delcath Systems, Inc.(b)	42,736	703,435

Health Care Providers & Services (0.28%)
Fulgent Genetics, Inc.(b)	35,142	680,700

Pharmaceuticals (27.51%)
Aclaris Therapeutics, Inc.(a)(b)	172,845	1,045,712
AgomAb Therapeutics NV, ADR(b)	60,956	802,790
Alto Neuroscience, Inc.(a)(b)	43,422	1,536,270
Amylyx Pharmaceuticals, Inc.(b)	137,199	4,630,466
Contineum Therapeutics, Inc.(a)(b)	40,490	657,558
Crinetics Pharmaceuticals, Inc.(b)	129,887	11,033,901
Definium Therapeutics, Inc.(a)(b)	134,472	5,341,228
Edgewise Therapeutics, Inc.(b)	132,744	5,544,717
Fulcrum Therapeutics, Inc.(b)	82,461	320,773
LB Pharmaceuticals, Inc.(a)(b)	35,483	1,676,927
Maze Therapeutics, Inc.(a)(b)	68,294	1,814,572
MBX Biosciences, Inc.(b)	58,603	3,609,945
Nektar Therapeutics(a)(b)	41,702	2,976,689
Nuvation Bio, Inc.(b)	429,510	2,860,537
Oculis Holding AG(b)	70,742	866,589
Rapport Therapeutics, Inc.(b)	58,886	2,865,982
Relmada Therapeutics, Inc.(a)(b)	129,804	565,945
Seaport Therapeutics, Inc.(a)(b)	66,239	1,568,539
SpyGlass Pharma, Inc.(a)(b)	39,868	1,040,555
Structure Therapeutics, Inc., ADR(b)	87,652	4,024,103

See Notes to Quarterly Schedule of Investments.

Security Description	Shares	Value
Pharmaceuticals (27.51%) (continued)
Tarsus Pharmaceuticals, Inc.(b)	52,936	$3,929,969
Theravance Biopharma, Inc.(b)	63,793	1,087,033
VeraDermics, Inc.(b)	51,414	5,059,652
Wave Life Sciences, Inc.(a)(b)	236,597	1,159,325
Total Pharmaceuticals		66,019,777

TOTAL COMMON STOCKS
(Cost $204,249,038)		240,001,667

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (6.90%)
Money Market Fund (0.02%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $45,400)	3.61%	45,400	45,400

Investments Purchased with Collateral from Securities Loaned (6.88%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $16,502,634)		16,502,634	16,502,634

TOTAL SHORT TERM INVESTMENTS
(Cost $16,548,035)			16,548,035

TOTAL INVESTMENTS (106.90%)
(Cost $220,797,073)			$256,549,702
LIABILITIES IN EXCESS OF OTHER ASSETS (-6.90%)			(16,568,267)
NET ASSETS - 100.00%			$239,981,435

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $50,033,721.
(b)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS Nautilus SMR, Nuclear & Technology ETF
Schedule of Investments	August 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.01%)
Artificial Intelligence (16.93%)
Advanced Micro Devices, Inc.(a)	321	$151,101
Ambiq Micro, Inc.(a)	264	15,394
Astera Labs, Inc.(a)	619	183,831
Broadcom, Inc.	648	239,980
C3.ai, Inc.(a)(b)	1,965	21,261
Cisco Systems, Inc.	770	85,077
Coherent Corp.(a)	791	219,764
CoreWeave, Inc.(a)	2,886	244,993
Intel Corp.(a)	841	75,278
Lumentum Holdings, Inc.(a)	330	301,871
Micron Technology, Inc.	270	258,857
Nebius Group NV(a)	1,201	247,790
Sandisk Corp.(a)	145	227,171
Shanghai Biren Technology Co., Ltd.(a)	16,802	99,932
Super Micro Computer, Inc.(a)	8,078	301,148
Veritone, Inc.(a)	1,127	894
Vertiv Holdings Co.	802	207,493
Whitefiber, Inc.(a)	138	2,611
Total Artificial Intelligence		2,884,446

Basic Materials (0.27%)
Eagle Nuclear Energy Corp.(a)(b)	2,858	19,978
Solstice Advanced Materials, Inc.	406	25,736
Total Basic Materials		45,714

Financial (0.41%)
Core Scientific, Inc.(a)	4,314	70,318

Industrial (0.24%)
Deep Fission, Inc.(a)	6,060	40,662

Nuclear Generation/Transmission (11.94%)
CGN Power Co., Ltd.(c)(d)	2,194,000	849,503
CLP Holdings, Ltd.	4,000	40,161
Constellation Energy Corp.(e)	857	235,478
Dominion Energy, Inc.	2,235	147,532
Duke Energy Corp.	1,980	237,422
Endesa SA	738	36,089
Entergy Corp.	1,161	123,426
Fortum Oyj	1,086	26,137
Korea Electric Power Corp., ADR	1,520	17,632
PG&E Corp.	5,571	73,927
Public Service Enterprise Group, Inc.	1,269	93,056
Talen Energy Corp.(a)	110	32,534
Vistra Corp.	891	122,397
Total Nuclear Generation/Transmission		2,035,294

Security Description	Shares	Value
Nuclear Plant Ops/Construction/SMRs (18.57%)
AtkinsRealis Group, Inc.	412	$24,971
Babcock International Group PLC	1,189	17,021
BWX Technologies, Inc.	4,087	622,409
GE Vernova, Inc.(e)	682	612,797
Mirion Technologies, Inc.(a)	600	9,042
NANO Nuclear Energy, Inc.(a)	7,778	142,260
NuScale Power Corp.(a)(e)	60,925	564,775
Oklo, Inc.(a),(e)	15,529	630,011
Perma-Fix Environmental Services, Inc.(a)	3,226	58,552
Rolls-Royce Holdings PLC	20,290	420,696
Terrestrial Energy, Inc.(a)(b)	11,945	61,875
Total Nuclear Plant Ops/Construction/SMRs		3,164,409

Technology (5.59%)
Cerebras Systems, Inc.(a)	799	147,208
Minimax Group, Inc.(a)(b)	1,500	66,786
Samsung Electronics Co., Ltd., GDR(c)	39	185,562
Seagate Technology Holdings PLC	289	239,402
SK hynix, Inc., GDR(c)(d)	91	110,457
Western Digital Corp.	450	202,748
Total Technology		952,163

Uranium/Miners (42.78%)
Bannerman Energy, Ltd.(a)(b)	34,236	109,174
Boss Energy, Ltd.(a)(b)	70,966	72,213
Cameco Corp.(e)	7,993	789,389
Centrus Energy Corp.(a)(b)	3,437	589,102
CGN Mining Co., Ltd.	530,000	177,490
Deep Yellow, Ltd.(a)	163,974	192,706
Denison Mines Corp.(a)	163,475	554,180
Encore Energy Corp.(a)	35,144	43,930
Energy Fuels, Inc.(a)	44,546	657,054
IsoEnergy, Ltd.(a)	7,452	83,394
Lightbridge Corp.(a)(b)	6,005	45,218
Lotus Resources, Ltd.(a)(b)	45,898	8,387
NAC Kazatomprom JSC, GDR(c)	11,041	822,555
NexGen Energy, Ltd.(a)(b)(e)	80,701	844,939
Paladin Energy, Ltd.(a)	80,157	666,884
Peninsula Energy, Ltd.(a)(b)	80,513	16,732
Silex Systems, Ltd.(a)(b)	41,293	152,095
Uranium Energy Corp.(a)	75,305	921,733
Uranium Royalty Corp.(a)	20,668	87,012
Ur-Energy, Inc.(a)	65,442	92,928
Yellow Cake PLC(a)(c)(d)	45,632	361,712
Total Uranium/Miners		7,288,827

See Notes to Quarterly Schedule of Investments.

Security Description	Shares	Value
Utilities (3.28%)
X-Energy, Inc.(a)(b)	30,308	$559,183

TOTAL COMMON STOCKS
(Cost $17,607,110)		17,041,016

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (8.24%)
Investments Purchased with Collateral from Securities Loaned (8.24%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $1,404,662)		1,404,662	1,404,662

TOTAL SHORT TERM INVESTMENTS
(Cost $1,404,662)			1,404,662

TOTAL INVESTMENTS (108.25%)
(Cost $19,011,772)			$18,445,678
LIABILITIES IN EXCESS OF OTHER ASSETS (-8.25%)			(1,406,000)
NET ASSETS - 100.00%			$17,039,678

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,671,542.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2026 the aggregate market value of those securities was $2,329,789, representing 13.67% of net assets.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2026, the aggregate market value of those securities was $1,321,672, representing 7.76% of net assets.
(e)	Security, or a portion of security, is being held as collateral for written options contracts aggregating a total market value of $1,572,681.

See Notes to Quarterly Schedule of Investments.
WRITTEN OPTION CONTRACTS (0.10%)
Security Description	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Call Option Contracts - (0.10%)
GE Vernova, Inc.	09/18/26	$1,050.00	2	$3,436	$(179,706)	(320)
Constellation Energy Corp.	09/18/26	300.00	5	1,990	(137,385)	(1,225)
NexGen Energy, Ltd.	09/18/26	12.00	328	4,916	(343,416)	(2,460)
Oklo, Inc.	09/18/26	50.00	84	7,642	(340,788)	(3,570)
Cameco Corp.	09/18/26	105.00	22	3,058	(217,272)	(3,729)
NuScale Power Corp.	09/18/26	11.00	382	7,635	(354,114)	(6,112)
TOTAL WRITTEN OPTION CONTRACTS				$28,677	$(1,572,681)	$(17,416)

ALPS O’Shares International Developed Quality Dividend ETF
Schedule of Investments	August 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.86%)
Aerospace & Defense (5.55%)
Airbus SE	1,650	$378,021
Rolls-Royce Holdings PLC	33,087	686,030
Safran SA	2,573	1,007,180
Total Aerospace & Defense		2,071,231

Automobiles (3.64%)
Ferrari NV(a)	1,631	690,540
Toyota Motor Corp.	33,900	669,724
Total Automobiles		1,360,264

Banks (8.81%)
Commonwealth Bank of Australia	8,668	993,216
HSBC Holdings PLC	75,645	1,566,589
Nordea Bank Abp	35,642	729,761
Total Banks		3,289,566

Biotechnology (0.70%)
CSL, Ltd.	2,129	261,754

Broadline Retail (4.10%)
Dollarama, Inc.	3,828	483,544
Prosus NV	12,692	565,075
Wesfarmers, Ltd.	8,463	481,770
Total Broadline Retail		1,530,389

Capital Markets (3.37%)
3i Group PLC	13,512	517,770
Brookfield Asset Management, Ltd., Class A	14,371	740,106
Total Capital Markets		1,257,876

Consumer Staples Distribution & Retail (1.56%)
Alimentation Couche-Tard, Inc.	9,674	582,625

Diversified Telecommunication Services (2.19%)
Deutsche Telekom AG	24,738	815,482

Electric Utilities (2.95%)
Iberdrola SA	47,259	1,102,263

Electrical Equipment (6.09%)
ABB, Ltd.	11,996	1,172,368
Schneider Electric SE	3,212	1,099,121
Total Electrical Equipment		2,271,489

Electronic Equipment, Instruments & Components (2.95%)
Keyence Corp.	2,100	1,099,756

Entertainment (1.09%)
Nintendo Co., Ltd.	7,200	407,617

Food Products (2.94%)
Nestle SA	11,241	1,096,079

Security Description	Shares	Value
Ground Transportation (2.34%)
Canadian National Railway Co.	6,982	$871,774

Health Care Equipment & Supplies (1.63%)
Alcon AG	2,080	150,683
EssilorLuxottica SA	1,052	195,940
Hoya Corp.	1,700	261,784
Total Health Care Equipment & Supplies		608,407

Household Durables (1.40%)
Sony Group Corp.	20,800	522,897

Industrial Conglomerates (5.40%)
Hitachi Ltd.	23,800	810,168
Siemens AG	3,634	1,205,537
Total Industrial Conglomerates		2,015,705

Machinery (2.68%)
Atlas Copco AB	46,464	999,367

Personal Care Products (4.48%)
L'Oreal SA	1,880	840,074
Unilever PLC	12,881	833,588
Total Personal Care Products		1,673,662

Pharmaceuticals (11.39%)
AstraZeneca PLC	3,888	630,606
GSK PLC	7,503	188,437
Novartis AG	8,218	1,253,109
Novo Nordisk A/S, Class B	13,843	628,968
Roche Holding AG	2,487	1,085,438
Sanofi SA	5,214	465,185
Total Pharmaceuticals		4,251,743

Professional Services (7.44%)
Experian PLC	11,269	464,802
Recruit Holdings Co., Ltd.	13,300	1,516,491
RELX PLC	16,464	596,087
Wolters Kluwer NV	2,428	199,786
Total Professional Services		2,777,166

Semiconductors & Semiconductor Equipment (4.22%)
ASML Holding NV	934	1,575,037

Software (3.47%)
Constellation Software, Inc.	147	332,907
SAP SE	4,337	961,684
Total Software		1,294,591

Specialty Retail (3.41%)
Fast Retailing Co., Ltd.	1,600	725,634
Industria de Diseno Textil SA(a)	8,102	545,830
Total Specialty Retail		1,271,464

Textiles, Apparel & Luxury Goods (3.01%)
Hermes International SCA	259	475,630

See Notes to Quarterly Schedule of Investments.

Security Description	Shares	Value
Textiles, Apparel & Luxury Goods (3.01%) (continued)
LVMH Moet Hennessy Louis Vuitton SE	1,231	$648,158
Total Textiles, Apparel & Luxury Goods		1,123,788

Trading Companies & Distributors (2.05%)
ITOCHU Corp.	58,100	766,665

TOTAL COMMON STOCKS
(Cost $30,324,044)		36,898,657

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.91%)
Money Market Fund (0.20%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $74,433)	3.61%	74,433	74,433

Investments Purchased with Collateral from Securities Loaned (2.71%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $1,013,049)		1,013,049	1,013,049

TOTAL SHORT TERM INVESTMENTS
(Cost $1,087,482)			1,087,482

TOTAL INVESTMENTS (101.77%)
(Cost $31,411,526)			$37,986,139
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.77%)			(663,279)
NET ASSETS - 100.00%			$37,322,860

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $968,775.

See Notes to Quarterly Schedule of Investments.

ALPS O’Shares Global Internet Giants ETF
Schedule of Investments	August 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.79%)
Broadline Retail (12.70%)
Alibaba Group Holding, Ltd., ADR	9,356	$1,066,771
Amazon.com, Inc.(a)	23,374	6,071,864
MercadoLibre, Inc.(a)	1,206	2,335,057
Naspers, Ltd.	36,187	1,771,065
PDD Holdings, Inc., ADR(a)	29,266	2,458,344
Total Broadline Retail		13,703,101

Entertainment (6.31%)
Live Nation Entertainment, Inc.(a)	3,373	606,769
NetEase, Inc., ADR	4,157	506,239
Netflix, Inc.(a)	17,956	1,455,334
ROBLOX Corp., Class A(a)	30,184	1,246,297
Spotify Technology SA(a)	2,035	1,106,267
Take-Two Interactive Software, Inc.(a)	4,886	1,073,454
Tencent Music Entertainment Group, ADR	98,929	818,143
Total Entertainment		6,812,503

Ground Transportation (2.27%)
Grab Holdings, Ltd.(a)	369,463	1,307,899
Uber Technologies, Inc.(a)	15,112	1,143,223
Total Ground Transportation		2,451,122

Health Care Technology (1.41%)
Veeva Systems, Inc., Class A(a)	5,320	1,519,871

Hotels, Restaurants & Leisure (6.19%)
Airbnb, Inc., Class A(a)	5,526	1,012,474
Booking Holdings, Inc.	4,698	935,325
DoorDash, Inc., Class A(a)	11,288	2,615,881
Meituan, Class B(a)(b)(c)	117,517	1,182,899
Trip.com Group, Ltd., ADR(a)	20,750	926,487
Total Hotels, Restaurants & Leisure		6,673,066

Interactive Media & Services (14.45%)
Alphabet, Inc., Class A	15,777	5,353,925
Kuaishou Technology(b)(c)	146,800	628,893
Meta Platforms, Inc., Class A	9,933	5,685,053
Reddit, Inc.(a)	10,923	1,614,528
Tencent Holdings, Ltd.	39,917	2,306,885
Total Interactive Media & Services		15,589,284

IT Services (8.90%)
Cloudflare, Inc., Class A(a)	8,589	2,620,590
MongoDB, Inc.(a)	3,749	1,699,684
Shopify, Inc., Class A(a)	18,870	2,780,872
Snowflake, Inc., Class A(a)	7,540	2,498,982
Total IT Services		9,600,128

Professional Services (1.13%)
Paychex, Inc.	5,118	651,726
Recruit Holdings Co., Ltd.	5,000	570,110
Total Professional Services		1,221,836

Security Description	Shares	Value
Real Estate Management & Development (0.78%)
CoStar Group, Inc.(a)	26,084	$836,514

Software (45.65%)
Adobe, Inc.(a)	3,037	889,203
AppLovin Corp., Class A(a)	5,744	1,792,473
Atlassian Corp., Class A(a)	13,013	2,526,734
Constellation Software, Inc.	532	1,204,805
Crowdstrike Holdings, Inc., Class A(a)	12,833	2,964,423
Datadog, Inc., Class A(a)	6,127	1,452,344
Fair Isaac Corp.(a)	1,035	1,187,362
Fortinet, Inc.(a)	5,479	936,525
Intuit, Inc.	2,898	1,041,251
Microsoft Corp.	14,461	7,335,921
Oracle Corp.	26,441	3,942,882
Palantir Technologies, Inc., Class A(a)	28,455	5,303,443
Palo Alto Networks, Inc.(a)	7,226	2,761,271
Rubrik, Inc.(a)	22,557	2,098,703
Salesforce, Inc.	5,663	1,458,449
Samsara, Inc., Class A(a)	44,022	1,798,299
SAP SE	5,514	1,222,672
ServiceNow, Inc.(a)	14,947	2,212,007
WiseTech Global, Ltd.(d)	68,838	1,991,916
Workday, Inc., Class A(a)	6,250	1,234,063
Xero, Ltd.(a)	34,017	2,020,085
Zscaler, Inc.(a)	9,899	1,864,823
Total Software		49,239,654

TOTAL COMMON STOCKS
(Cost $84,248,430)		107,647,079

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.97%)
Money Market Fund (0.23%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $245,795)	3.61%	245,795	245,795

See Notes to Quarterly Schedule of Investments.

	7-Day Yield	Shares	Value
Investments Purchased with Collateral from Securities Loaned (1.74%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $1,883,402)		1,883,402	$1,883,402

TOTAL SHORT TERM INVESTMENTS
(Cost $2,129,197)			2,129,197

TOTAL INVESTMENTS (101.76%)
(Cost $86,377,627)			$109,776,276
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.76%)			(1,905,931)
NET ASSETS - 100.00%			$107,870,345

(a)	Non-income producing security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2026 the aggregate market value of those securities was $1,811,792, representing 1.68% of net assets.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2026, the aggregate market value of those securities was $1,811,792, representing 1.68% of net assets.
(d)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,792,220.

See Notes to Quarterly Schedule of Investments.

ALPS O’Shares U.S. Quality Dividend ETF
Schedule of Investments	August 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.85%)
Aerospace & Defense (1.49%)
General Dynamics Corp.	11,061	$4,107,503
Lockheed Martin Corp.	5,866	3,292,175
Northrop Grumman Corp.	3,770	2,034,669
RTX Corp.	8,074	1,677,212
Total Aerospace & Defense		11,111,559

Air Freight & Logistics (0.52%)
Expeditors International of Washington, Inc.	8,891	1,686,178
United Parcel Service, Inc., Class B	21,333	2,223,539
Total Air Freight & Logistics		3,909,717

Banks (0.80%)
JPMorgan Chase & Co.	16,692	5,942,686
Beverages (2.01%)
Coca-Cola Co.	122,918	10,899,139
PepsiCo, Inc.	29,131	4,088,245
Total Beverages		14,987,384

Biotechnology (1.80%)
AbbVie, Inc.	8,063	2,067,515
Amgen, Inc.	13,040	5,605,635
Gilead Sciences, Inc.	39,300	5,751,162
Total Biotechnology		13,424,312

Building Products (0.30%)
Trane Technologies PLC	5,012	2,227,333

Capital Markets (4.09%)
Blackrock, Inc.	3,797	4,387,851
Cboe Global Markets, Inc.	19,627	5,892,026
Moody's Corp.	15,002	7,570,609
MSCI, Inc.	8,451	4,822,479
S&P Global, Inc.	9,687	4,221,982
T Rowe Price Group, Inc.	32,251	3,588,891
Total Capital Markets		30,483,838

Commercial Services & Supplies (0.74%)
Cintas Corp.	10,405	2,099,625
Republic Services, Inc.	4,297	949,293
Waste Management, Inc.	11,305	2,474,891
Total Commercial Services & Supplies		5,523,809

Communications Equipment (4.91%)
Cisco Systems, Inc.	263,826	29,150,135
Motorola Solutions, Inc.	15,438	7,492,061
Total Communications Equipment		36,642,196

Consumer Staples Distribution & Retail (1.28%)
Costco Wholesale Corp.	4,635	4,374,930
Walmart, Inc.	49,635	5,205,223
Total Consumer Staples Distribution & Retail		9,580,153

Security Description	Shares	Value
Diversified Telecommunication Services (3.55%)
AT&T, Inc.	119,899	$3,104,185
Comcast Corp., Class A	567,772	15,114,091
Verizon Communications, Inc.	165,203	8,263,454
Total Diversified Telecommunication Services		26,481,730

Electrical Equipment (0.55%)
AMETEK, Inc.	5,936	1,395,969
Eaton Corp. PLC	6,730	2,704,652
Total Electrical Equipment		4,100,621

Electronic Equipment, Instruments & Components (0.97%)
Amphenol Corp., Class A	45,576	7,226,075

Entertainment (0.35%)
Walt Disney Co.	24,072	2,588,944

Financial Services (9.85%)
Mastercard, Inc., Class A	59,665	35,161,181
Visa, Inc., Class A	101,060	38,339,132
Total Financial Services		73,500,313

Food Products (0.29%)
General Mills, Inc.	8,295	341,754
Hershey Co.	5,046	889,156
Mondelez International, Inc.,
Class A	15,177	942,036
Total Food Products		2,172,946

Ground Transportation (1.82%)
CSX Corp.	52,394	2,646,421
Norfolk Southern Corp.	5,916	2,027,946
Union Pacific Corp.	29,591	8,897,126
Total Ground Transportation		13,571,493

Health Care Equipment & Supplies (2.67%)
Abbott Laboratories	159,351	17,585,976
Medtronic PLC	16,122	1,461,459
Stryker Corp.	2,607	844,147
Total Health Care Equipment & Supplies		19,891,582

Health Care Providers & Services (0.75%)
Cigna Group	2,222	613,450
Elevance Health, Inc.	2,673	1,049,259
UnitedHealth Group, Inc.	10,171	3,960,689
Total Health Care Providers & Services		5,623,398

Hotels, Restaurants & Leisure (4.02%)
Booking Holdings, Inc.	7,596	1,512,288
McDonald's Corp.	87,280	23,001,771
Starbucks Corp.	19,870	2,111,187
Yum! Brands, Inc.	22,115	3,390,451
Total Hotels, Restaurants & Leisure		30,015,697

Household Durables (0.33%)
Garmin, Ltd.	8,689	2,468,632

See Notes to Quarterly Schedule of Investments.

Security Description	Shares	Value
Household Products (2.20%)
Colgate-Palmolive Co.	30,982	$2,782,803
Kimberly-Clark Corp.	11,185	1,207,421
Procter & Gamble Co.	85,593	12,421,256
Total Household Products		16,411,480

Industrial Conglomerates (0.59%)
3M Co.	13,151	2,259,736
Honeywell International, Inc.	10,094	2,155,372
Total Industrial Conglomerates		4,415,108

Insurance (4.83%)
Allstate Corp.	23,049	5,942,032
Chubb, Ltd.	18,309	6,199,427
Marsh & McLennan Cos., Inc.	101,861	19,333,218
Travelers Cos., Inc.	12,541	4,589,128
Total Insurance		36,063,805

Interactive Media & Services (5.43%)
Alphabet, Inc., Class A	111,808	37,942,045
Meta Platforms, Inc., Class A	4,472	2,559,504
Total Interactive Media & Services		40,501,549

IT Services (3.63%)
Accenture PLC, Class A	106,718	20,250,808
Cognizant Technology Solutions Corp., Class A	71,174	4,596,417
International Business Machines Corp.	9,421	2,203,289
Total IT Services		27,050,514

Machinery (3.81%)
Caterpillar, Inc.	8,071	6,436,380
Cummins, Inc.	5,691	3,212,000
Dover Corp.	7,641	1,484,112
Graco, Inc.	11,569	895,788
Illinois Tool Works, Inc.	28,290	7,790,217
Otis Worldwide Corp.	30,607	2,177,076
PACCAR, Inc.	16,116	2,000,479
Parker-Hannifin Corp.	2,152	2,107,755
Snap-on, Inc.	6,006	2,320,178
Total Machinery		28,423,985

Personal Care Products (0.05%)
Kenvue, Inc.	21,216	400,558

Pharmaceuticals (10.44%)
Bristol-Myers Squibb Co.	27,649	1,847,229
Eli Lilly & Co.	3,964	4,585,278
Johnson & Johnson	159,875	42,502,769
Merck & Co., Inc.	177,045	26,160,169
Pfizer, Inc.	44,950	1,279,277
Zoetis, Inc.	20,040	1,545,084
Total Pharmaceuticals		77,919,806

Professional Services (1.94%)
Automatic Data Processing, Inc.	28,383	8,122,079
Broadridge Financial Solutions, Inc.	5,111	932,144
Paychex, Inc.	36,565	4,656,187
Verisk Analytics, Inc.	3,921	759,812
Total Professional Services		14,470,222

Semiconductors & Semiconductor Equipment (3.12%)
QUALCOMM, Inc.	37,642	6,417,208

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (3.12%) (continued)
Texas Instruments, Inc.	64,642	$16,865,744
Total Semiconductors & Semiconductor Equipment		23,282,952

Software (5.04%)
Microsoft Corp.	70,108	35,565,087
Salesforce, Inc.	7,868	2,026,325
Total Software		37,591,412

Specialty Retail (7.63%)
Home Depot, Inc.	82,969	27,199,727
Lowe's Cos., Inc.	47,608	9,745,358
Ross Stores, Inc.	14,705	3,360,681
TJX Cos., Inc.	124,216	16,633,764
Total Specialty Retail		56,939,530

Technology Hardware, Storage & Peripherals (5.33%)
Apple, Inc.	125,635	39,807,450

Tobacco (1.20%)
Altria Group, Inc.	73,426	5,028,212
Philip Morris International, Inc.	21,003	3,933,862
Total Tobacco		8,962,074

Trading Companies & Distributors (0.89%)
Fastenal Co.	85,777	4,229,664
WW Grainger, Inc.	1,840	2,409,461
Total Trading Companies & Distributors		6,639,125

Wireless Telecommunication Services (0.63%)
T-Mobile US, Inc.	26,099	4,709,304

TOTAL COMMON STOCKS
(Cost $579,262,592)		745,063,292

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.08%)
Money Market Fund (0.08%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $609,833)	3.61%	609,833	609,833

TOTAL SHORT TERM INVESTMENTS
(Cost $609,833)			609,833

TOTAL INVESTMENTS (99.93%)
(Cost $579,872,425)			$745,673,125
OTHER ASSETS IN EXCESS OF LIABILITIES (0.07%)			485,574
NET ASSETS - 100.00%			$746,158,699

See Notes to Quarterly Schedule of Investments.

ALPS O’Shares U.S. Small-Cap Quality Dividend ETF
Schedule of Investments	August 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.79%)
Automobile Components (2.89%)
Gentex Corp.	617,162	$13,805,914
Lear Corp.	84,365	10,544,781
Total Automobile Components		24,350,695

Beverages (0.49%)
Molson Coors Beverage Co., Class B	105,000	4,174,800

Building Products (3.52%)
A O Smith Corp.(a)	235,991	13,954,148
Armstrong World Industries, Inc.	29,383	5,070,918
Simpson Manufacturing Co., Inc.	25,084	4,580,589
UFP Industries, Inc.	71,763	6,065,409
Total Building Products		29,671,064

Capital Markets (9.90%)
Artisan Partners Asset Management, Inc., Class A	126,848	5,399,919
Cohen & Steers, Inc.	83,226	6,713,841
Evercore, Inc., Class A	12,765	3,656,279
Federated Hermes, Inc.	246,920	15,716,458
Houlihan Lokey, Inc.	75,311	10,038,203
Lazard, Inc., Class A	77,415	3,346,651
MarketAxess Holdings, Inc.	27,802	4,521,439
Moelis & Co., Class A	68,399	4,655,920
PJT Partners, Inc.	14,166	2,555,405
SEI Investments Co.	181,849	20,181,602
Victory Capital Holdings, Inc.	56,484	6,665,677
Total Capital Markets		83,451,394

Commercial Services & Supplies (3.13%)
Brady Corp., Class A	97,450	8,833,843
Ennis, Inc.	173,801	3,708,913
MSA Safety, Inc.	74,149	13,848,809
Total Commercial Services & Supplies		26,391,565

Consumer Finance (1.00%)
FirstCash Holdings, Inc.	39,408	8,451,834

Consumer Staples Distribution & Retail (0.33%)
Albertsons Cos., Inc.	129,135	1,594,817
PriceSmart, Inc.	7,256	1,233,593
Total Consumer Staples Distribution & Retail		2,828,410

Distributors (1.59%)
LKQ Corp.	532,599	13,368,235

Diversified Consumer Services (4.62%)
ADT, Inc.	472,870	3,494,509
Graham Holdings Co., Class B(a)	3,029	3,419,408
H&R Block, Inc.	336,316	17,370,721
Service Corp. International	179,298	14,637,889
Total Diversified Consumer Services		38,922,527

Electric Utilities (1.37%)
IDACORP, Inc.	19,095	2,599,975

Security Description	Shares	Value
Electric Utilities (1.37%) (continued)
MGE Energy, Inc.	12,687	$985,653
OGE Energy Corp.	89,464	4,082,242
Otter Tail Corp.	19,855	1,796,282
Portland General Electric Co.	42,369	2,070,150
Total Electric Utilities		11,534,302

Electronic Equipment, Instruments & Components (6.43%)
Avnet, Inc.	181,116	16,220,749
Badger Meter, Inc.	66,954	9,070,258
Littelfuse, Inc.	34,670	14,290,281
TD SYNNEX Corp.	57,855	14,628,637
Total Electronic Equipment, Instruments & Components		54,209,925

Financial Services (8.85%)
Enact Holdings, Inc.	127,077	6,125,111
Essent Group, Ltd.	272,911	18,437,867
MGIC Investment Corp.	606,312	18,583,463
Radian Group, Inc.	469,494	16,836,055
Western Union Co.	2,038,483	14,595,538
Total Financial Services		74,578,034

Food Products (3.57%)
Bunge Global SA	80,463	9,350,605
Cal-Maine Foods, Inc.(a)	50,712	4,002,191
Campbell's Company(a)	73,482	1,740,054
Conagra Brands, Inc.	343,576	5,504,088
Del Monte Corp.	20,744	657,170
Flowers Foods, Inc.(a)	136,131	942,027
Ingredion, Inc.	52,144	5,394,818
J & J Snack Foods Corp.	7,575	667,963
Lamb Weston Holdings, Inc.	11,670	636,365
Marzetti Company	10,360	1,167,054
Total Food Products		30,062,335

Gas Utilities (1.69%)
Chesapeake Utilities Corp.	6,623	884,435
National Fuel Gas Co.	29,462	2,447,114
New Jersey Resources Corp.	61,803	3,296,572
Northwest Natural Holding Co.	14,342	703,762
ONE Gas, Inc.	21,885	1,734,824
Southwest Gas Holdings, Inc.	13,370	1,180,972
Spire, Inc.	20,881	1,708,901
UGI Corp.	59,002	2,268,627
Total Gas Utilities		14,225,207

Ground Transportation (1.52%)
Landstar System, Inc.	71,176	12,856,521

Health Care Providers & Services (6.42%)
Chemed Corp.	38,100	19,762,851
Encompass Health Corp.	138,297	16,624,683
National HealthCare Corp.	81,829	17,718,433
Total Health Care Providers & Services		54,105,967

See Notes to Quarterly Schedule of Investments.

Security Description	Shares	Value
Hotels, Restaurants & Leisure (5.91%)
Choice Hotels International, Inc.(a)	34,912	$3,608,504
Texas Roadhouse, Inc.	95,550	18,689,580
Vail Resorts, Inc.(a)	97,327	13,325,040
Wendy's Co.	550,273	4,567,266
Wyndham Hotels & Resorts, Inc.	130,519	9,614,029
Total Hotels, Restaurants & Leisure		49,804,419

Household Durables (1.16%)
Meritage Homes Corp.	56,274	3,907,104
Toll Brothers, Inc.	40,853	5,860,363
Total Household Durables		9,767,467

Household Products (0.23%)
Energizer Holdings, Inc.	19,002	413,863
Reynolds Consumer Products, Inc.	34,411	796,615
WD-40 Co.	3,473	743,743
Total Household Products		1,954,221

Insurance (2.81%)
Primerica, Inc.	57,538	16,550,806
RLI Corp.	112,750	7,156,242
Total Insurance		23,707,048

IT Services (1.54%)
Amdocs, Ltd.	205,513	12,959,650

Machinery (12.95%)
Allison Transmission Holdings, Inc.	138,814	17,450,308
Crane Co.	24,943	5,115,061
Donaldson Co., Inc.	187,706	17,060,598
Federal Signal Corp.	32,421	3,793,257
Franklin Electric Co., Inc.	77,564	7,763,381
ITT, Inc.	81,944	16,412,564
Lincoln Electric Holdings, Inc.	62,195	17,491,100
Mueller Industries, Inc.	224,764	14,027,521
Watts Water Technologies, Inc., Class A	27,591	10,091,408
Total Machinery		109,205,198

Media (3.32%)
New York Times Co., Class A	216,036	14,532,742
Nexstar Media Group, Inc.	73,881	13,455,946
Total Media		27,988,688

Multi-Utilities (0.57%)
Avista Corp.	29,517	1,096,852
Black Hills Corp.	28,150	2,017,792
Northwestern Energy Group, Inc.	24,458	1,691,515
Total Multi-Utilities		4,806,159

Pharmaceuticals (2.11%)
Royalty Pharma PLC	289,938	17,805,093

Professional Services (2.24%)
Exponent, Inc.	103,608	7,357,204
Korn Ferry	135,296	11,574,573
Total Professional Services		18,931,777

Semiconductors & Semiconductor Equipment (1.75%)
Skyworks Solutions, Inc.	220,456	14,772,756

Security Description	Shares	Value
Software (3.22%)
Dolby Laboratories, Inc., Class A	243,197	$14,971,207
InterDigital, Inc.(a)	36,423	12,202,798
Total Software		27,174,005

Specialty Retail (1.61%)
Dick's Sporting Goods, Inc.	21,619	2,920,727
Murphy USA, Inc.	9,058	4,668,402
Penske Automotive Group, Inc.(a)	27,637	5,985,898
Total Specialty Retail		13,575,027

Textiles, Apparel & Luxury Goods (1.12%)
Columbia Sportswear Co.(a)	62,633	3,595,134
Ralph Lauren Corp.	16,896	5,861,223
Total Textiles, Apparel & Luxury Goods		9,456,357

Tobacco (0.05%)
Universal Corp.	9,528	433,524

Trading Companies & Distributors (1.03%)
Applied Industrial Technologies, Inc.	26,758	8,669,057

Water Utilities (0.85%)
American States Water Co.	16,179	1,444,623
California Water Service Group	17,373	868,128
Essential Utilities, Inc.	117,099	4,820,966
Total Water Utilities		7,133,717

TOTAL COMMON STOCKS
(Cost $773,638,794)		841,326,978

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.78%)
Money Market Fund (0.11%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $892,999)	3.61%	892,999	892,999

Investments Purchased with Collateral from Securities Loaned (3.67%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $30,971,646)		30,971,646	30,971,646

TOTAL SHORT TERM INVESTMENTS
(Cost $31,864,645)			31,864,645

TOTAL INVESTMENTS (103.57%)
(Cost $805,503,439)			$873,191,623
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.57%)			(30,124,404)
NET ASSETS - 100.00%			$843,067,219

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $34,248,466.

See Notes to Quarterly Schedule of Investments.

ALPS REIT Dividend Dogs ETF
Schedule of Investments	August 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.46%)
Data Center REITs (2.37%)
Equinix, Inc.	252	$263,773

Diversified REITs (11.67%)
AH Realty Trust, Inc.	38,695	250,744
American Assets Trust, Inc.	10,909	245,016
CTO Realty Growth, Inc.	12,719	271,424
Gladstone Commercial Corp.	21,231	275,366
Global Net Lease, Inc.(a)	28,202	258,894
Total Diversified REITs		1,301,444

Health Care REITs (9.05%)
Alexandria Real Estate Equities, Inc.	5,009	256,912
Chiron Real Estate, Inc.	7,179	262,033
Community Healthcare Trust, Inc.	14,865	218,664
Universal Health Realty Income Trust	6,613	271,001
Total Health Care REITs		1,008,610

Hotel & Resort REITs (11.98%)
Apple Hospitality REIT, Inc.	16,414	261,803
Park Hotels & Resorts, Inc.	18,359	280,893
RLJ Lodging Trust	24,159	266,716
Ryman Hospitality Properties, Inc.	2,170	275,069
Summit Hotel Properties, Inc.	42,939	251,193
Total Hotel & Resort REITs		1,335,674

Industrial REITs (11.88%)
Americold Realty Trust, Inc.	18,412	275,260
Innovative Industrial Properties, Inc.(a)	4,401	250,505
Lineage, Inc.	5,993	235,225
LXP Industrial Trust	5,018	304,643
One Liberty Properties, Inc.(a)	10,823	258,994
Total Industrial REITs		1,324,627

Multi-Family Residential REITs (8.62%)
BRT Apartments Corp.(a)	17,633	252,504
Centerspace	4,559	239,302
NexPoint Residential Trust, Inc.	9,270	219,792
UDR, Inc.	6,758	249,708
Total Multi-Family Residential REITs		961,306

Office REITs (12.07%)
Brandywine Realty Trust(a)	82,167	248,144
Easterly Government Properties, Inc.	11,072	271,596
Highwoods Properties, Inc.	8,924	273,075
Postal Realty Trust, Inc.	11,145	261,350
SL Green Realty Corp.(a)	5,203	291,264
Total Office REITs		1,345,429

Retail REITs (11.37%)
FrontView REIT, Inc.	13,400	258,620
Getty Realty Corp.	7,975	258,550
NNN REIT, Inc.	5,716	258,363

Security Description	Shares	Value
Retail REITs (11.37%) (continued)
Realty Income Corp.	4,244	$260,072
Saul Centers, Inc.	7,108	231,792
Total Retail REITs		1,267,397

Single-Family Residential REITs (2.57%)
UMH Properties, Inc.	17,422	286,592

Specialized REITs (9.05%)
EPR Properties	4,448	261,142
Gaming and Leisure Properties, Inc.	5,607	235,886
Gladstone Land Corp.	29,711	272,747
VICI Properties, Inc.	9,337	239,494
Total Specialized REITs		1,009,269

Technology REITs (4.38%)
Crown Castle, Inc.	2,888	219,892
Digital Realty Trust, Inc.	1,445	268,178
Total Technology REITs		488,070

Telecom Tower REITs (4.45%)
American Tower Corp.	1,420	249,494
SBA Communications Corp.	1,300	246,558
Total Telecom Tower REITs		496,052

TOTAL COMMON STOCKS
(Cost $11,225,750)		11,088,243

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (6.87%)
Money Market Fund (0.41%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $45,928)	3.61%	45,928	45,928

Investments Purchased with Collateral from Securities Loaned (6.46%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $720,262)		720,262	720,262

TOTAL SHORT TERM INVESTMENTS
(Cost $766,190)			766,190

TOTAL INVESTMENTS (106.33%)
(Cost $11,991,940)			$11,854,433
LIABILITIES IN EXCESS OF OTHER ASSETS (-6.33%)			(705,729)
NET ASSETS - 100.00%			$11,148,704

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,355,081.

See Notes to Quarterly Schedule of Investments.

ALPS Sector Dividend Dogs ETF
Schedule of Investments	August 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.40%)
Communication Services (10.17%)
AT&T, Inc.	1,169,708	$30,283,740
Comcast Corp., Class A	1,125,748	29,967,412
Omnicom Group, Inc.	359,698	31,484,366
T-Mobile US, Inc.	145,504	26,254,742
Verizon Communications, Inc.	573,317	28,677,316
Total Communication Services		146,667,576

Consumer Discretionary (10.16%)
Best Buy Co., Inc.	351,248	28,152,527
Darden Restaurants, Inc.	130,448	27,949,789
Ford Motor Co.	1,858,559	25,908,312
Genuine Parts Co.	265,854	36,068,412
Starbucks Corp.	267,643	28,437,069
Total Consumer Discretionary		146,516,109

Consumer Staples (10.39%)
Altria Group, Inc.	383,364	26,252,767
General Mills, Inc.	799,182	32,926,298
Kenvue, Inc.	1,520,417	28,705,473
Kraft Heinz Co.	1,130,784	29,027,225
Target Corp.	203,970	32,814,694
Total Consumer Staples		149,726,457

Energy (10.26%)
Chevron Corp.	147,304	30,365,247
ConocoPhillips	235,739	31,233,060
EOG Resources, Inc.	201,841	29,258,871
Kinder Morgan, Inc.	863,486	27,838,789
ONEOK, Inc.	304,411	29,226,500
Total Energy		147,922,467

Financials (9.67%)
KeyCorp	1,215,000	26,256,150
Prudential Financial, Inc.	254,154	29,888,511
T Rowe Price Group, Inc.	251,551	27,992,595
Truist Financial Corp.	533,929	26,472,200
US Bancorp	467,980	28,818,208
Total Financials		139,427,664

Health Care (10.60%)
AbbVie, Inc.	121,090	31,049,898
Bristol-Myers Squibb Co.	482,726	32,250,924
CVS Health Corp.	270,466	25,399,462
Merck & Co., Inc.	231,716	34,238,356
Pfizer, Inc.	1,052,320	29,949,027
Total Health Care		152,887,667

Industrials (9.72%)
Lockheed Martin Corp.	51,092	28,674,363
Paychex, Inc.	274,130	34,907,714
Snap-On, Inc.	71,209	27,508,749
United Parcel Service, Inc., Class B	255,116	26,590,741

Security Description	Shares	Value
Industrials (9.72%) (continued)
Watsco, Inc.(a)	72,483	$22,456,683
Total Industrials		140,138,250

Information Technology (9.60%)
Accenture PLC, Class A	161,528	30,651,553
Hewlett Packard Enterprise Co.	572,587	29,911,945
HP, Inc.	1,092,764	32,804,775
Microchip Technology, Inc.	288,850	21,216,033
Texas Instruments, Inc.	91,410	23,849,783
Total Information Technology		138,434,089

Materials (9.89%)
Amcor PLC	679,313	31,173,673
International Paper Co.	762,972	28,939,528
LyondellBasell Industries NV, Class A	427,083	27,794,562
Smurfit Westrock PLC	636,681	29,860,339
The Dow Chemical Co.	814,794	24,867,513
Total Materials		142,635,615

Utilities (8.94%)
Dominion Resources, Inc.	406,118	26,807,849
Edison International	378,087	20,409,136
Evergy, Inc.(a)	328,956	26,652,015
Eversource Energy	401,512	28,162,052
FirstEnergy Corp.	586,426	26,893,496
Total Utilities		128,924,548

TOTAL COMMON STOCKS
(Cost $1,239,256,188)		1,433,280,442

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.35%)
Money Market Fund (0.32%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $4,741,875)	3.61%	4,741,875	4,741,875

Investments Purchased with Collateral from Securities Loaned (1.03%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $14,808,133)		14,808,133	14,808,133

TOTAL SHORT TERM INVESTMENTS
(Cost $19,550,008)			19,550,008

TOTAL INVESTMENTS (100.75%)
(Cost $1,258,806,196)			$1,452,830,450
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.75%)			(10,878,658)
NET ASSETS - 100.00%			$1,441,951,792

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $20,324,226.

See Notes to Quarterly Schedule of Investments.

ALPS | Smith Core Plus Bond ETF
Schedule of Investments	August 31, 2026 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
BANK LOANS (0.89%)

Aerospace & Defense (0.48%)
TransDigm, Inc.
1M US SOFR + 2.50%, 02/28/2031(a)	$14,612,136	$14,676,649

Biotechnology (0.12%)
BioMarin Pharmaceutical, Inc.
3M US SOFR + 1.75%, 04/27/2033(a)	3,521,000	3,523,201

Casinos & Gaming (0.20%)
Caesars Entertainment, Inc.
1M US SOFR + 2.25%, 02/06/2031(a)	6,311,763	6,100,066

Pharmaceuticals (0.09%)
Amneal Pharmaceuticals LLC
1M SOFR + 3%, 08/02/2032(a)	2,690,783	2,705,919

TOTAL BANK LOANS
(Cost $27,188,414)		27,005,835

Security Description	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (2.81%)
Fannie Mae
Series 2000-34, Class TZ,
8.500%, 10/25/2030	65,555	67,734
Series 2000-40, Class FA,
30D US SOFR + 0.614%, 07/25/2030(a)	21,388	21,390
Series 2001-51, Class PZ,
6.500%, 10/25/2031	71,757	73,562
Series 2002-60, Class FV,
30D US SOFR + 1.114%, 04/25/2032(a)	4,842	4,891
Series 2003-119, Class ZP,
4.000%, 12/25/2033	27,627	26,567
Series 2003-30, Class JQ,
5.500%, 04/25/2033	1,513	1,519
Series 2003-47, Class PE,
5.750%, 06/25/2033	21,930	22,371
Series 2004-52, Class ZX,
7.000%, 07/25/2034	216,501	223,187
Series 2004-90, Class AZ,
6.000%, 12/25/2034	321,547	328,850
Series 2004-92, Class TB,
5.500%, 12/25/2034	5,340	5,390
Series 2005-105, Class Z,
6.000%, 12/25/2035	446,355	461,611
Series 2005-122, Class PY,
6.000%, 01/25/2036	16,637	17,023

Security Description	Principal Amount	Value (Note 2)
Series 2005-27, Class GH,
5.500%, 04/25/2035	$84,238	$84,852
Series 2005-3, Class CH,
5.250%, 02/25/2035	3,207	3,206
Series 2005-48, Class TD,
5.500%, 06/25/2035	51,291	51,663
Series 2005-75, Class ZP,
5.750%, 09/25/2035	146,781	148,818
Series 2005-99, Class AC,
5.500%, 12/25/2035	38,000	37,464
Series 2006-125, Class KY,
5.500%, 01/25/2037	75,704	74,739
Series 2006-78, Class BZ,
6.500%, 08/25/2036	279,673	290,720
Series 2007-36, Class PH,
5.500%, 04/25/2037	86,147	86,997
Series 2007-55, Class PH,
6.000%, 06/25/2047	28,875	29,783
Series 2007-77, Class HN,
6.000%, 08/25/2037	230,609	236,764
Series 2008-24, Class WD,
5.500%, 02/25/2038	93,740	92,486
Series 2008-6, Class A,
5.000%, 02/25/2038	156,989	153,456
Series 2009-106, Class DZ,
4.500%, 01/25/2040	50,466	49,206
Series 2009-106, Class LK,
5.500%, 08/25/2037	477,447	474,679
Series 2009-77, Class NX,
5.500%, 10/25/2039	518,650	528,752
Series 2010-123, Class BP,
4.500%, 11/25/2040	70,904	70,033
Series 2010-141, Class AL,
4.000%, 12/25/2040	14,450	13,806
Series 2010-2, Class GZ,
5.000%, 01/25/2040	130,385	126,711
Series 2010-41, Class NB,
5.000%, 05/25/2040	58,831	58,934
Series 2010-85, Class NJ,
4.500%, 08/25/2040	304,857	295,999
Series 2010-9, Class ME,
5.000%, 02/25/2040	33,420	33,104
Series 2011-110, Class ED,
2.500%, 04/25/2041	43,459	42,810
Series 2011-121, Class JP,
4.500%, 12/25/2041	11,814	11,370
Series 2011-145, Class JA,
4.500%, 12/25/2041	2,854	2,821
Series 2011-148, Class P,
4.000%, 09/25/2041	63,789	63,178
Series 2011-29, Class JC,
4.000%, 03/25/2041	103,856	100,176
Series 2011-74, Class UB,
4.000%, 07/25/2040	95,278	86,826

See Notes to Quarterly Schedule of Investments.

Security Description	Principal Amount	Value (Note 2)
Series 2012-103, Class PY,
3.000%, 09/25/2042	$8,000	$6,856
Series 2012-108, Class PL,
3.000%, 10/25/2042	190,330	168,906
Series 2012-111, Class B,
7.000%, 10/25/2042	160,296	168,821
Series 2012-111, Class PB,
1.750%, 06/25/2042	94,550	86,327
Series 2012-112, Class DA,
3.000%, 10/25/2042	156,092	140,252
Series 2012-120, Class QC,
2.500%, 11/25/2042	151,000	105,781
Series 2012-128, Class JE,
2.000%, 09/25/2042	114,258	102,618
Series 2012-128, Class NP,
2.500%, 11/25/2042	78,163	51,975
Series 2012-129, Class HT,
2.000%, 12/25/2032	372,368	335,954
Series 2012-133, Class KA,
2.500%, 07/25/2042	129,259	114,287
Series 2012-136, Class PL,
3.500%, 12/25/2042	418,000	393,050
Series 2012-137, Class CZ,
4.000%, 12/25/2042	165,867	156,124
Series 2012-139, Class GB,
2.500%, 12/25/2042	102,000	69,058
Series 2012-152, Class PB,
3.500%, 01/25/2043	11,219	10,758
Series 2012-154, Class PW,
3.000%, 10/25/2042	252,126	210,963
Series 2012-16, Class K,
4.000%, 10/25/2041	61,796	60,993
Series 2012-17, Class JA,
3.500%, 12/25/2041	70,363	65,491
Series 2012-19, Class CB,
3.500%, 03/25/2042	237,403	220,971
Series 2012-26, Class MA,
3.500%, 03/25/2042	37,140	34,435
Series 2012-28, Class PT,
4.000%, 03/25/2042	236,669	226,677
Series 2012-29, Class NM,
3.500%, 04/25/2042	50,000	43,810
Series 2012-30, Class DZ,
4.000%, 04/25/2042	161,216	152,361
Series 2012-35, Class EP,
2.000%, 11/25/2040	16,681	16,548
Series 2012-36, Class MB,
2.000%, 08/25/2041	128,214	126,899
Series 2012-37, Class CA,
2.000%, 01/25/2040	31,040	30,764
Series 2012-38, Class MC,
3.000%, 04/25/2042	80,000	66,511
Series 2012-39, Class NB,
4.000%, 04/25/2042	32,000	29,144

Security Description	Principal Amount	Value (Note 2)
Series 2012-47, Class HF,
30D US SOFR + 0.514%, 05/25/2027(a)	$160	$160
Series 2012-51, Class HJ,
3.500%, 05/25/2042	62,156	53,034
Series 2012-56, Class WB,
3.500%, 05/25/2042	171,862	162,151
Series 2012-58, Class KB,
3.500%, 06/25/2042	187,584	174,103
Series 2012-75, Class KE,
4.000%, 07/25/2042	200,000	186,688
Series 2012-83, Class AC,
3.000%, 08/25/2042	85,000	75,209
Series 2012-90, Class PB,
2.500%, 01/25/2042	52,963	50,749
Series 2012-93, Class TL,
3.000%, 09/25/2042	190,000	155,854
Series 2013-10, Class GD,
2.000%, 02/25/2033	103,619	96,367
Series 2013-119, Class NU,
1.750%, 05/25/2043	124,800	122,143
Series 2013-123, Class AG,
2.500%, 02/25/2033	93,147	92,742
Series 2013-14, Class PC,
1.250%, 03/25/2043	196,962	164,105
Series 2013-18, Class NG,
2.000%, 12/25/2042	42,436	37,499
Series 2013-20, Class CA,
2.500%, 01/25/2043	35,204	31,001
Series 2013-29, Class JE,
1.250%, 04/25/2043	22,957	18,570
Series 2013-35, Class KL,
2.000%, 04/25/2033	67,541	62,800
Series 2013-37, Class PK,
3.500%, 04/25/2043	300,000	273,515
Series 2013-41, Class JL,
1.500%, 04/25/2038	135,930	124,325
Series 2013-44, Class Z,
3.000%, 05/25/2043	746,227	562,858
Series 2013-67, Class KZ,
2.500%, 04/25/2043	150,823	129,528
Series 2013-67, Class PK,
3.000%, 05/25/2042	128,131	125,916
Series 2013-7, Class PZ,
2.000%, 02/25/2043	196,778	116,552
Series 2013-75, Class FC,
30D US SOFR + 0.364%, 07/25/2042(a)	48,151	48,076
Series 2013-86, Class CY,
4.500%, 08/25/2043	1,320,900	1,211,050
Series 2013-86, Class LG,
3.500%, 08/25/2043	230,000	192,840
Series 2013-86, Class Z,
3.000%, 08/25/2043	183,667	136,132
Series 2013-9, Class BC,
6.500%, 07/25/2042	119,384	125,223

See Notes to Quarterly Schedule of Investments.

Security Description	Principal Amount	Value (Note 2)
Series 2014-14, Class PA,
3.500%, 02/25/2044	$75,821	$73,415
Series 2014-8, Class Z,
3.000%, 03/25/2034	99,002	94,551
Series 2015-27, Class ME,
3.500%, 10/25/2044	30,000	28,303
Series 2015-47, Class AY,
3.000%, 07/25/2045	71,564	62,252
Series 2015-58, Class ZL,
3.000%, 08/25/2045	265,518	226,075
Series 2015-59, Class LP,
3.500%, 08/25/2045	127,000	101,949
Series 2015-65, Class LD,
3.500%, 01/25/2036	124,000	117,842
Series 2015-66, Class KC,
2.000%, 09/25/2045	359,213	296,971
Series 2015-75, Class LB,
3.000%, 10/25/2045	103,071	75,833
Series 2016-26, Class PA,
3.000%, 10/25/2045	96,261	88,606
Series 2016-28, Class TA,
3.250%, 07/25/2043	494,202	371,721
Series 2016-37, Class BK,
3.000%, 06/25/2046	43,711	41,627
Series 2016-42, Class DA,
3.000%, 07/25/2045	85,246	80,505
Series 2016-6, Class PA,
3.000%, 11/25/2044	79,932	76,812
Series 2016-79, Class JC,
2.500%, 11/25/2046	340,168	271,024
Series 2016-8, Class CB,
3.500%, 03/25/2046	40,775	37,730
Series 2017-10, Class FA,
30D US SOFR + 0.514%, 03/25/2047(a)	19,610	19,458
Series 2017-15, Class PE,
3.500%, 04/25/2046	36,227	34,386
Series 2017-19, Class B,
3.000%, 01/25/2047	30,808	27,808
Series 2017-25, Class QH,
3.000%, 04/25/2047	235,671	203,976
Series 2017-38, Class JA,
3.000%, 03/25/2047	55,804	49,538
Series 2017-38, Class JG,
2.500%, 03/25/2047	312,921	270,730
Series 2017-98, Class JC,
2.500%, 11/25/2047	117,924	102,069
Series 2018-15, Class KG,
2.500%, 01/25/2048	73,142	61,548
Series 2018-2, Class BA,
3.000%, 02/25/2045	39,585	39,145
Series 2018-2, Class HD,
3.000%, 02/25/2047	27,136	26,618
Series 2018-25, Class AL,
3.500%, 04/25/2048	98,000	86,817

Security Description	Principal Amount	Value (Note 2)
Series 2018-28, Class CA,
3.000%, 05/25/2048	$80,580	$70,065
Series 2018-35, Class LB,
3.500%, 05/25/2048	106,000	93,303
Series 2018-50, Class DY,
3.000%, 10/25/2047	79,344	71,698
Series 2018-6, Class PA,
3.000%, 02/25/2048	53,400	46,784
Series 2018-8, Class KL,
2.500%, 03/25/2047	72,790	65,194
Series 2018-83, Class LH,
4.000%, 11/25/2048	33,381	30,891
Series 2018-94, Class KD,
3.500%, 12/25/2048	120,884	107,654
Series 2019-12, Class HA,
3.500%, 11/25/2057	43,236	40,950
Series 2019-36, Class NJ,
3.000%, 07/25/2049	100,000	82,224
Series 2019-45, Class PT,
3.000%, 08/25/2049	41,031	36,505
Series 2019-74, Class GL,
3.500%, 12/25/2049	174,253	119,234
Series 2019-81, Class ML,
2.500%, 01/25/2050	119,847	75,754
Series 2020-10, Class DA,
3.500%, 03/25/2060	254,997	223,324
Series 2020-38, Class LC,
1.500%, 06/25/2040	75,241	69,522
Series 2021-59, Class H,
2.000%, 06/25/2048	44,483	36,660
Series 2021-6, Class KU,
1.500%, 02/25/2051	191,228	107,035
Series 2021-66, Class HU,
1.500%, 10/25/2051	366,995	169,877
Series 2021-72, Class NA,
1.500%, 10/25/2051	98,024	49,277
Series 2021-87, Class QB,
2.000%, 12/25/2051	46,123	26,466
Series 2021-94, Class PU,
2.000%, 01/25/2052	39,318	24,279
Series 2022-90, Class AY,
4.500%, 12/25/2041	405,000	392,846
Series 2023-12, Class GB,
6.000%, 06/25/2045	9,484,117	9,606,183
Series 2023-42, Class B,
6.000%, 07/25/2045	5,290,618	5,356,638
Series 2024-39, Class AZ,
3.000%, 11/25/2047	139,066	110,691
		32,209,335
Freddie Mac
Series 1998-2034, Class Z,
6.500%, 02/15/2028	1,609	1,621
Series 1998-2045, Class PD,
6.750%, 04/15/2028	17,465	17,533

See Notes to Quarterly Schedule of Investments.

Security Description	Principal Amount	Value (Note 2)
Series 1998-2098, Class ZB,
6.000%, 11/15/2028	$169,273	$170,468
Series 1998-2104, Class QH,
6.500%, 12/15/2028	72,816	73,797
Series 2002-2412, Class OF,
30D US SOFR + 1.064%, 12/15/2031(a)	39,715	40,067
Series 2002-2422, Class TA,
6.500%, 02/15/2032	173,762	179,007
Series 2002-2455, Class GK,
6.500%, 05/15/2032	11,531	11,878
Series 2002-2489, Class PE,
6.000%, 08/15/2032	204,785	208,949
Series 2002-2495, Class ZB,
4.500%, 09/15/2032	1,624	1,592
Series 2002-2513, Class AF,
30D US SOFR + 1.114%, 02/15/2032(a)	11,838	11,956
Series 2003-2554, Class MN,
5.500%, 01/15/2033	3,369	3,381
Series 2003-2624, Class QH,
5.000%, 06/15/2033	12,391	12,433
Series 2003-2646, Class ZN,
5.000%, 07/15/2033	158,189	155,095
Series 2003-2673, Class PE,
5.500%, 09/15/2033	102,209	103,694
Series 2003-2725, Class TA,
4.500%, 12/15/2033	22,892	22,562
Series 2004-2768, Class PW,
4.250%, 03/15/2034	6,289	6,156
Series 2005-2944, Class OH,
5.500%, 03/15/2035	40,510	41,360
Series 2005-2973, Class GE,
5.500%, 05/15/2035	188,597	190,512
Series 2005-2978, Class CN,
5.500%, 05/15/2035	102,224	104,413
Series 2005-3033, Class WY,
5.500%, 09/15/2035	72,240	73,285
Series 2005-3034, Class ZM,
6.000%, 09/15/2035	423,916	435,196
Series 2006-3108, Class PZ,
6.000%, 02/15/2036	212,634	218,850
Series 2006-3137, Class XP,
6.000%, 04/15/2036	2,397	2,463
Series 2007-3259, Class ZL,
4.500%, 01/15/2037	387,992	381,080
Series 2007-3271, Class PC,
6.000%, 02/15/2037	729,809	749,934
Series 2007-3388, Class DZ,
5.500%, 11/15/2037	161,309	159,486
Series 2008-3472, Class CZ,
6.000%, 08/15/2036	1,136,129	1,166,758
Series 2008-3485, Class MA,
5.500%, 07/15/2036	25,901	26,134
Series 2009-3515, Class LE,
3.332%, 05/15/2037(a)(b)	144,806	150,563

Security Description	Principal Amount	Value (Note 2)
Series 2009-3533, Class CB,
4.500%, 05/15/2029	$24,533	$24,342
Series 2009-3575, Class D,
4.500%, 03/15/2037	139,579	137,199
Series 2009-3587, Class DA,
4.500%, 10/15/2039	50,692	50,204
Series 2010-3626, Class ME,
5.000%, 01/15/2040	25,372	25,184
Series 2010-3638, Class DB,
5.000%, 02/15/2040	75,000	74,875
Series 2010-3645, Class WD,
4.500%, 02/15/2040	15,000	14,554
Series 2010-3662, Class QB,
5.000%, 03/15/2038	95,344	95,090
Series 2010-3674, Class QN,
5.750%, 05/15/2036	363,142	345,339
Series 2010-3681, Class MT,
4.529%, 02/15/2038(a)(b)	70,270	65,048
Series 2010-3704, Class CT,
7.000%, 12/15/2036	428,025	447,483
Series 2010-3764, Class QY,
4.000%, 11/15/2030	711,191	693,918
Series 2010-3772, Class NE,
4.500%, 12/15/2040	172,000	154,363
Series 2011-3924, Class LC,
4.000%, 09/15/2041	90,538	85,696
Series 2011-3943, Class LA,
3.000%, 10/15/2026	3,227	3,220
Series 2011-3954, Class PG,
2.500%, 07/15/2041	28,828	27,500
Series 2011-3957, Class BZ,
4.000%, 11/15/2041	158,180	149,481
Series 2011-3957, Class HZ,
4.000%, 11/15/2041	285,332	263,235
Series 2011-3966, Class NA,
4.000%, 12/15/2041	108,181	103,386
Series 2011-3968, Class G,
3.000%, 12/15/2026	8,392	8,372
Series 2012-3985, Class B,
2.367%, 01/15/2042	120,628	107,267
Series 2012-3990, Class GY,
3.500%, 01/15/2042	140,000	120,318
Series 2012-3992, Class HZ,
4.000%, 01/15/2042	435,930	410,780
Series 2012-3994, Class HJ,
2.000%, 06/15/2041	172,176	167,165
Series 2012-3997, Class EC,
3.500%, 02/15/2042	62,765	53,273
Series 2012-4029, Class NE,
2.500%, 03/15/2041	67,842	66,767
Series 2012-4039, Class LT,
3.500%, 05/15/2042	40,000	34,329
Series 2012-4068, Class PE,
3.000%, 06/15/2042	8,178	7,392

See Notes to Quarterly Schedule of Investments.

Security Description	Principal Amount	Value (Note 2)
Series 2012-4075, Class PB,
3.000%, 07/15/2042	$21,501	$19,441
Series 2012-4077, Class BE,
4.000%, 07/15/2042	15,000	13,655
Series 2012-4093, Class PA,
3.000%, 08/15/2042	56,365	50,435
Series 2012-4096, Class BY,
2.000%, 08/15/2042	190,000	155,391
Series 2012-4101, Class QN,
3.500%, 09/15/2042	4,880	4,521
Series 2012-4112, Class CP,
2.000%, 01/15/2042	140,687	136,922
Series 2012-4116, Class UC,
2.500%, 10/15/2042	40,000	28,919
Series 2012-4117, Class EB,
3.500%, 10/15/2042	83,000	68,962
Series 2012-4118, Class PB,
2.500%, 10/15/2042	146,513	125,176
Series 2012-4125, Class KP,
2.500%, 05/15/2041	119,291	115,943
Series 2012-4135, Class AU,
2.000%, 11/15/2042	168,055	119,061
Series 2012-4138, Class HA,
1.250%, 12/15/2027	22,578	22,350
Series 2012-4140, Class BW,
2.500%, 12/15/2042	150,000	110,481
Series 2012-4147, Class LW,
2.000%, 12/15/2032	177,965	164,340
Series 2013-4160, Class HB,
2.500%, 12/15/2032	8,603	8,144
Series 2013-4161, Class BA,
2.500%, 12/15/2041	22,467	22,159
Series 2013-4161, Class LT,
2.500%, 08/15/2042	7,215	6,622
Series 2013-4161, Class ZW,
2.500%, 02/15/2033	173,195	146,780
Series 2013-4163, Class YL,
2.500%, 02/15/2043	1,595,600	1,288,992
Series 2013-4171, Class MN,
3.000%, 02/15/2043	46,000	34,168
Series 2013-4176, Class YD,
3.000%, 03/15/2043	66,000	54,892
Series 2013-4193, Class PK,
3.000%, 04/15/2043	63,790	60,754
Series 2013-4224, Class PA,
3.000%, 12/15/2042	212,760	208,050
Series 2013-4229, Class ZA,
4.000%, 07/15/2043	104,559	98,513
Series 2013-4247, Class AK,
4.500%, 12/15/2042	13,937	13,917
Series 2014-4315, Class UZ,
3.000%, 03/15/2044	943,916	846,094
Series 2014-4330, Class PE,
3.000%, 11/15/2043	134,077	129,707

Security Description	Principal Amount	Value (Note 2)
Series 2014-4383, Class WT,
3.113%, 09/15/2029(a)	$80,877	$79,636
Series 2015-4447, Class PA,
3.000%, 12/15/2044	184,539	173,163
Series 2015-4472, Class MA,
3.000%, 05/15/2045	94,582	88,287
Series 2015-4491, Class CD,
2.500%, 03/15/2040	238,331	203,328
Series 2016-4613, Class AF,
30D US SOFR + 1.21%, 11/15/2037(a)	218,472	218,680
Series 2016-4616, Class HP,
3.000%, 09/15/2046	63,863	56,683
Series 2016-4619, Class GP,
3.000%, 10/15/2046	347,531	295,690
Series 2016-4619, Class MC,
2.500%, 05/15/2043	58,677	57,721
Series 2016-4621, Class DA,
3.000%, 12/15/2045	96,751	90,214
Series 2016-4624, Class BA,
2.000%, 04/15/2036	152,712	138,459
Series 2017-4670, Class TY,
3.000%, 03/15/2047	222,000	176,340
Series 2017-4734, Class WA,
5.705%, 01/15/2041(a)	181,528	184,129
Series 2018-4760, Class P,
3.000%, 02/15/2044	60,447	60,089
Series 2018-4792, Class BD,
3.500%, 02/15/2048	82,767	76,504
Series 2018-4813, Class CJ,
3.000%, 08/15/2048	165,227	141,836
Series 2018-4819, Class CB,
4.000%, 08/15/2048	774,822	715,558
Series 2018-4824, Class KQ,
4.000%, 06/15/2046	34,587	34,483
Series 2018-4827, Class LA,
3.500%, 08/15/2044	828	827
Series 2018-4839, Class AE,
4.000%, 04/15/2051	100,524	96,831
Series 2019-4879, Class BC,
3.000%, 04/15/2049	121,314	106,807
Series 2019-4888, Class NW,
3.000%, 05/15/2049	174,400	130,163
Series 2019-4911, Class HG,
2.250%, 04/15/2049	15,429	12,736
Series 2019-4919, Class JL,
2.500%, 09/25/2049	465,732	386,828
Series 2019-4926, Class BP,
3.000%, 10/25/2049	249,158	215,816
Series 2019-4932, Class CB,
3.500%, 03/25/2049	251,659	238,542
Series 2020-4961, Class JB,
2.500%, 12/15/2042	57,876	52,330
Series 2020-4988, Class AK,
1.000%, 07/25/2050	116,870	89,552

See Notes to Quarterly Schedule of Investments.

Security Description	Principal Amount	Value (Note 2)
Series 2020-4989, Class FA,
30D US SOFR + 0.464%, 08/15/2040(a)	$26,721	$26,288
Series 2020-4989, Class FB,
30D US SOFR + 0.464%, 10/15/2040(a)	24,852	24,436
Series 2020-5002, Class TJ,
2.000%, 07/25/2050	115,335	95,039
Series 2020-5005, Class DY,
1.500%, 08/25/2050	142,756	59,981
Series 2020-5036, Class NL,
2.500%, 11/25/2050	111,000	63,191
Series 2020-5058, Class LW,
1.250%, 01/25/2051	48,315	22,564
Series 2021-5080, Class CA,
2.000%, 02/25/2051	30,270	16,212
Series 2021-5083, Class MA,
2.000%, 03/25/2051	231,266	132,036
Series 2021-5085, Class HA,
1.500%, 03/25/2051	235,174	120,408
Series 2021-5094, Class Z,
2.000%, 07/25/2050	220,073	151,888
Series 2021-5116, Class HJ,
2.000%, 06/25/2051	31,738	16,541
Series 2021-5156, Class EC,
1.500%, 10/25/2051	69,997	33,151
Series 2022-5206, Class ZY,
3.500%, 03/25/2052	157,386	117,389
Series 2022-5271, Class A,
5.500%, 10/25/2047	232,395	233,697
Series 2024-5407, Class LB,
6.000%, 05/25/2054	9,033,173	9,087,272
		26,831,717
Freddie Mac Strips
Series 2016-349, Class 300,
3.000%, 05/15/2046	87,463	80,306

Freddie Mac Structured Pass-Through Certificates
Series 2002-41, Class 3A,
4.390%, 07/25/2032(a)	11,690	10,557

Ginnie Mae
Series 2003-40, Class PZ,
5.500%, 05/16/2033	358,167	357,333
Series 2003-52, Class AP,
–%, 06/16/2033(c)	10,415	9,245
Series 2004-1, Class TE,
5.000%, 06/20/2033	31,124	31,041
Series 2004-87, Class BC,
4.500%, 10/20/2034	3,814	3,778
Series 2005-13, Class BG,
5.000%, 02/20/2035	50,211	50,126
Series 2005-20, Class GZ,
5.000%, 02/16/2035	133,881	133,327
Series 2005-51, Class DC,
5.000%, 07/20/2035	2,725	2,718

Security Description	Principal Amount	Value (Note 2)
Series 2005-73, Class PH,
5.000%, 09/20/2035	$91,635	$91,426
Series 2006-17, Class NZ,
6.000%, 04/20/2036	209,368	208,998
Series 2006-20, Class QB,
6.000%, 04/20/2036	156,159	155,872
Series 2006-38, Class ZK,
6.500%, 08/20/2036	116,188	115,883
Series 2007-35, Class NE,
6.000%, 06/16/2037	898,933	903,612
Series 2007-57, Class Z,
5.500%, 10/20/2037	180,019	179,197
Series 2008-38, Class PL,
5.500%, 05/20/2038	12,490	12,637
Series 2008-50, Class KB,
6.000%, 06/20/2038	92,534	93,643
Series 2008-55, Class PL,
5.500%, 06/20/2038	13,919	13,887
Series 2008-60, Class JP,
5.500%, 07/20/2038	38,660	38,571
Series 2008-7, Class PB,
5.000%, 02/20/2038	123,615	122,134
Series 2008-7, Class PQ,
5.000%, 02/20/2038	4,235	4,185
Series 2009-15, Class FM,
1M CME TERM SOFR + 1.154%, 03/20/2039(a)	30,603	30,607
Series 2009-45, Class ZB,
6.000%, 06/20/2039	419,083	429,236
Series 2009-47, Class LT,
5.000%, 06/20/2039	59,461	59,204
Series 2009-61, Class AP,
4.000%, 08/20/2039	26,136	25,394
Series 2009-94, Class FA,
1M CME TERM SOFR + 0.814%, 10/16/2039(a)	14,897	14,936
Series 2010-134, Class YL,
4.500%, 10/20/2040	47,000	45,242
Series 2010-29, Class AD,
3.500%, 10/20/2039	68,035	65,310
Series 2010-H20, Class AF,
1M CME TERM SOFR + 0.444%, 10/20/2060(a)	6,502	6,479
Series 2010-H27, Class FA,
1M CME TERM SOFR + 0.494%, 12/20/2060(a)	60,524	60,376
Series 2011-100, Class MY,
4.000%, 07/20/2041	19,102	18,374
Series 2011-141, Class GH,
3.000%, 10/16/2041	56,490	44,284
Series 2011-150, Class DW,
3.000%, 07/16/2041	136,884	121,763
Series 2011-66, Class UA,
4.000%, 05/16/2041	116,678	109,403
Series 2011-71, Class ZC,
5.500%, 07/16/2034	32,345	32,334

See Notes to Quarterly Schedule of Investments.

Security Description	Principal Amount	Value (Note 2)
Series 2011-H11, Class FB,
1M CME TERM SOFR + 0.614%, 04/20/2061(a)	$10,508	$10,497
Series 2012-108, Class CB,
2.500%, 09/20/2042	17,000	13,595
Series 2012-108, Class PB,
2.750%, 09/16/2042	38,000	29,849
Series 2012-116, Class BY,
3.000%, 09/16/2042	60,000	49,746
Series 2012-124, Class LD,
2.000%, 10/20/2042	129,709	98,226
Series 2012-32, Class PE,
3.500%, 03/16/2042	144,000	130,622
Series 2012-40, Class PW,
4.000%, 01/20/2042	98,268	94,864
Series 2012-61, Class MY,
3.000%, 05/16/2042	25,000	21,169
Series 2012-65, Class LM,
3.000%, 05/20/2042	120,539	109,462
Series 2012-77, Class MU,
2.500%, 06/20/2042	156,704	133,403
Series 2012-84, Class QH,
2.500%, 07/16/2042	86,065	76,071
Series 2012-97, Class BP,
2.500%, 08/20/2042	146,000	112,695
Series 2012-H14, Class FK,
1M CME TERM SOFR + 0.694%, 07/20/2062(a)	9,302	9,306
Series 2012-H20, Class PT,
4.620%, 07/20/2062(a)	37,995	38,173
Series 2012-H30, Class GA,
1M CME TERM SOFR + 0.464%, 12/20/2062(a)	46,031	45,954
Series 2013-117, Class ED,
4.000%, 08/20/2043	151,000	139,101
Series 2013-149, Class BP,
3.500%, 10/20/2043	104,000	85,518
Series 2013-150, Class PY,
3.500%, 10/16/2043	120,000	111,046
Series 2013-152, Class HL,
4.000%, 06/20/2043	100,000	90,563
Series 2013-22, Class GB,
2.500%, 08/20/2042	78,152	70,348
Series 2013-41, Class MY,
3.000%, 03/20/2043	15,772	14,011
Series 2013-44, Class CE,
2.500%, 03/16/2043	286,782	224,864
Series 2013-58, Class C,
2.500%, 04/20/2043	161,384	135,911
Series 2013-9, Class KY,
3.000%, 01/20/2043	25,000	21,884
Series 2013-H22, Class FB,
1M CME TERM SOFR +
0.814%, 08/20/2063(a)	61,518	61,622
Series 2014-129, Class KJ,
3.000%, 07/16/2039	100,000	94,386

Security Description	Principal Amount	Value (Note 2)
Series 2014-21, Class PB,
4.000%, 02/16/2044	$22,000	$19,391
Series 2014-32, Class DA,
3.500%, 02/20/2044	163,826	137,360
Series 2014-72, Class ML,
3.500%, 03/20/2044	234,230	210,787
Series 2014-98, Class ZP,
3.000%, 07/16/2044	251,347	194,856
Series 2014-H19, Class HA,
3.000%, 09/20/2064	217,534	210,274
Series 2014-H25, Class FB,
1M CME TERM SOFR + 0.594%, 12/20/2064(a)	30,141	30,108
Series 2015-159, Class XO,
–%, 12/20/2043(c)	2,202,733	1,389,850
Series 2015-31, Class B,
3.000%, 02/20/2045	200,000	178,444
Series 2015-H29, Class FA,
1M CME TERM SOFR + 0.814%, 10/20/2065(a)	238	238
Series 2016-163, Class B,
3.000%, 10/20/2046	40,000	30,502
Series 2016-46, Class Z,
3.000%, 04/20/2046	34,072	21,162
Series 2016-66, Class AB,
6.414%, 08/20/2034(a)	425,552	437,342
Series 2016-H08, Class FT,
1M CME TERM SOFR + 0.834%, 02/20/2066(a)	12,867	12,906
Series 2016-H22, Class FA,
1M CME TERM SOFR + 0.88448%, 10/20/2066(a)	125,171	125,721
Series 2016-H24, Class FG,
1M CME TERM SOFR + 0.864%, 10/20/2066(a)	94,610	94,924
Series 2017-11, Class PZ,
4.000%, 01/20/2047	293,246	224,795
Series 2017-134, Class CG,
2.500%, 09/20/2047	134,342	112,737
Series 2017-H14, Class FD,
1M CME TERM SOFR + 0.584%, 06/20/2067(a)	9,043	9,030
Series 2018-1, Class QJ,
3.000%, 01/20/2048	137,000	85,132
Series 2018-115, Class CA,
3.500%, 08/20/2048	90,872	82,364
Series 2018-14, Class P,
2.250%, 08/20/2046	515,896	454,523
Series 2018-H07, Class FE,
1M CME TERM SOFR + 0.464%, 02/20/2068(a)	2,521	2,512
Series 2019-108, Class NJ,
3.500%, 08/20/2049	102,004	89,584
Series 2019-119, Class JE,
3.000%, 09/20/2049	52,126	45,367

See Notes to Quarterly Schedule of Investments.

Security Description	Principal Amount	Value (Note 2)
Series 2019-145, Class PA,
3.500%, 08/20/2049	$146,859	$139,985
Series 2019-153, Class JZ,
3.000%, 12/20/2049	181,475	157,228
Series 2019-158, Class LA,
3.500%, 04/20/2049	251,965	241,863
Series 2019-18, Class HD,
3.500%, 02/20/2049	120,000	105,630
Series 2019-20, Class AB,
3.250%, 02/20/2049	157,139	146,192
Series 2019-61, Class KU,
3.500%, 05/20/2049	319,986	280,760
Series 2019-85, Class KG,
3.000%, 06/20/2043	79,147	76,394
Series 2020-116, Class CA,
1.000%, 08/20/2050	330,943	145,972
Series 2020-122, Class MA,
1.000%, 08/20/2050	253,959	112,802
Series 2020-149, Class WB,
1.000%, 10/20/2050	54,095	22,734
Series 2020-15, Class JH,
2.500%, 02/20/2050	206,799	169,731
Series 2020-160, Class KU,
1.500%, 10/20/2050	249,998	122,237
Series 2020-183, Class BK,
1.250%, 12/20/2050	231,648	110,464
Series 2020-183, Class HM,
1.000%, 12/20/2050	330,000	180,612
Series 2020-183, Class HY,
1.000%, 12/20/2050	146,000	57,523
Series 2020-34, Class WB,
0.209%, 02/20/2050(a)	370,676	262,510
Series 2020-62, Class WD,
0.420%, 05/20/2050(a)	729,034	415,956
Series 2020-67, Class UA,
2.000%, 05/20/2050	126,604	68,828
Series 2020-98, Class CE,
3.000%, 07/20/2050	9,450	8,567
Series 2020-H04, Class FP,
1M CME TERM SOFR + 0.614%, 06/20/2069(a)	20,145	20,144
Series 2020-H13, Class FC,
1M CME TERM SOFR + 0.564%, 07/20/2070(a)	298,174	297,017
Series 2020-H20, Class FA,
1M CME TERM SOFR + 0.464%, 04/20/2070(a)	150,584	149,676
Series 2021-214, Class GX,
2.000%, 12/20/2051	240,998	142,800
Series 2021-225, Class EU,
2.000%, 12/20/2051	34,728	19,281
Series 2021-7, Class TU,
1.000%, 01/16/2051	189,999	96,427
Series 2021-76, Class ND,
1.250%, 08/20/2050	2,043	1,567

Security Description	Principal Amount	Value (Note 2)
Series 2021-97, Class JT,
2.000%, 06/20/2051	$108,849	$53,419
Series 2021-H08, Class AF,
30D US SOFR + 0.30%, 01/20/2068(a)	326,730	325,869
Series 2021-H19, Class FM,
30D US SOFR + 0.82%, 12/20/2071(a)	169,348	169,933
Series 2022-24, Class BC,
4.000%, 02/20/2052	144,718	133,067
Series 2022-36, Class UP,
2.000%, 11/20/2051	100,000	58,460
Series 2023-113, Class JD,
6.000%, 08/20/2053	175,000	174,969
Series 2023-13, Class CA,
2.500%, 12/20/2051	845,582	727,017
Series 2023-149, Class B,
6.000%, 01/20/2050	101,013	101,084
Series 2023-170, Class HC,
6.000%, 11/20/2041	103,029	103,088
Series 2023-173, Class DX,
6.000%, 11/20/2053	780,000	781,613
Series 2023-19, Class GZ,
5.000%, 02/20/2053	619,756	541,339
Series 2023-19, Class WB,
5.626%, 11/20/2051(a)	83,854	84,346
Series 2023-47, Class BL,
6.500%, 03/20/2053	461,140	468,928
Series 2023-48, Class J,
5.000%, 09/20/2048	149,300	148,799
Series 2023-81, Class AL,
4.500%, 08/20/2040	275,000	257,991
Series 2024-20, Class PL,
7.500%, 02/20/2054	237,000	256,248
Series 2024-22, Class EL,
3.000%, 02/20/2054	120,000	87,185
Series 2024-57, Class JL,
1.000%, 05/20/2051	105,000	53,623
Series 2024-77, Class PA,
7.500%, 11/20/2052	52,810	53,926
Series 2024-97, Class PA,
7.500%, 02/20/2054	50,312	50,779
Series 2026-118, Class NZ,
5.000%, 07/20/2056	8,728,314	7,741,613
		25,739,546
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $84,930,640)		84,871,461

Security Description	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.28%)

Fannie Mae-Aces
Series 2016-M11, Class AL,
2.944%, 07/25/2039	79,919	71,470

See Notes to Quarterly Schedule of Investments.

Security Description	Principal Amount	Value (Note 2)
Series 2018-M15, Class 1A2,
3.700%, 01/25/2036	$400,000	$372,782
Series 2019-M16, Class X,
1.265%, 07/25/2031(a)(b)	4,536,506	125,603
Series 2019-M23, Class X3,
0.426%, 10/25/2031(a)(b)	36,511,418	495,044
Series 2019-M26, Class X1,
0.705%, 03/25/2030(a)(b)	9,634,542	111,104
Series 2019-M32, Class X2,
1.247%, 10/25/2029(a)(b)	4,022,358	86,392
Series 2020-M10, Class X2,
1.843%, 12/25/2030(a)(b)	9,473,150	441,223
Series 2020-M12, Class IO,
1.402%, 07/25/2029(a)(b)	2,300,326	54,983
Series 2020-M13, Class X1,
1.242%, 06/25/2031(a)(b)	4,220,380	106,938
Series 2020-M15, Class X1,
1.558%, 09/25/2031(a)(b)	6,284,378	317,564
Series 2020-M19, Class X2,
0.320%, 12/25/2032(a)(b)	21,012,325	251,894
Series 2020-M30, Class X,
0.986%, 07/25/2031(a)(b)	5,589,766	162,802
Series 2021-M21, Class X,
0.721%, 03/25/2028(a)(b)	22,652,324	65,730
Series 2021-M3, Class X1,
1.958%, 11/25/2033(a)(b)	2,644,720	137,005
Series 2021-M8, Class X,
0.290%, 11/25/2035(a)(b)	9,182,568	116,746
		2,917,280
Freddie Mac Multiclass Certificates Series 2020-P003
Series 2020-P003, Class A3,
1.956%, 09/25/2046	1,400,000	1,092,331

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2017-KW03, Class X1,
0.899%, 06/25/2027(a)(b)	34,140,666	126,566
Series 2017-Q006, Class A2,
3.130%, 04/25/2028(a)	1,994,321	1,924,209
Series 2018-Q007, Class APT2,
5.728%, 10/25/2047(a)	579,202	577,623
Series 2019-K094, Class X1,
1.000%, 06/25/2029(a)(b)	1,906,413	40,057
Series 2019-Q010, Class APT3,
3.788%, 02/25/2027(a)	609,874	605,028
Series 2020-KG04, Class X1,
0.922%, 11/25/2030(a)(b)	4,847,168	136,106
Series 2020-Q014, Class X,
2.731%, 10/25/2055(a)(b)	4,102,745	551,823

Security Description	Principal Amount	Value (Note 2)
Series 2023-KJ45, Class A2,
4.660%, 01/25/2031	$600,000	$597,424
		4,558,836
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $8,663,395)		8,568,447

Security Description	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (7.78%)

Fannie Mae Pool
Series 2004-,
6.000%, 08/01/2034	20,001	20,387
Series 2006-,
5.500%, 01/01/2037	155,011	154,628
Series 2007-,
5.500%, 08/01/2037	336,056	333,182
Series 2007-943003,
5.500%, 08/01/2047	29,847	29,797
Series 2008-,
6.340%, 08/01/2038	1,137,517	1,134,431
Series 2009-,
5.000%, 12/01/2039	329,452	321,911
5.450%, 11/01/2037	77,723	76,817
5.500%, 02/01/2037	219,153	220,267
Series 2010-,
6.500%, 08/01/2028	486,004	484,684
Series 2012-AM1671,
2.100%, 12/01/2027	56,248	55,363
Series 2013-,
2.500%, 03/01/2033	227,536	213,916
3.000%, 01/01/2043	327,962	292,450
3.500%, 07/01/2043	338,893	311,270
Series 2015-,
2.830%, 04/01/2030	214,916	201,740
3.410%, 01/01/2032	138,865	130,384
3.500%, 06/01/2030	131,807	128,799
3.600%, 02/01/2040	545,787	501,737
5.521%, 03/01/2038	449,598	455,014
Series 2016-,
3.100%, 03/01/2033	182,875	166,832
4.500%, 01/01/2039	157,265	152,657
Series 2017-,
2.000%, 07/01/2032	142,844	133,659
2.500%, 01/01/2047	145,647	122,003
3.000%, 10/01/2027	1,286,502	1,266,247
3.210%, 11/01/2032	60,000	54,966
3.260%, 08/01/2029	140,713	135,708
3.500%, 11/01/2047	524,962	462,901
3.630%, 01/01/2037	663,878	594,423
5.500%, 09/01/2056	234,521	237,244
5.899%, 05/01/2048	462,803	470,176
7.000%, 02/01/2030	248,992	252,766

See Notes to Quarterly Schedule of Investments.

Security Description	Principal Amount	Value (Note 2)
Series 2017-AN6670,
3.210%, 09/01/2027	$26,967	$26,613
Series 2017-AN7060,
2.930%, 10/01/2027	195,000	191,346
Series 2018-,
3.000%, 03/01/2033	330,576	312,781
3.000%, 01/01/2048	248,388	218,724
3.000%, 04/01/2048	286,104	246,643
3.485%, 04/01/2028	805,000	792,067
4.000%, 11/01/2040	352,777	335,842
4.500%, 07/01/2040	81,383	78,576
4.500%, 09/01/2040	189,286	179,857
4.500%, 02/01/2041	390,529	377,066
5.500%, 12/01/2048	66,800	67,231
Series 2018-387770,
3.625%, 07/01/2028	115,000	113,124
Series 2018-387983,
3.630%, 08/01/2028	195,301	190,636
Series 2018-AN8272,
3.170%, 02/01/2028	200,000	196,317
Series 2019-,
3.340%, 05/01/2031	226,647	214,032
4.000%, 08/01/2048	105,817	98,366
Series 2020-,
2.010%, 04/01/2030	181,981	166,219
Series 2021-,
1.270%, 12/01/2029	180,278	161,530
2.000%, 09/01/2051	908,371	720,909
2.500%, 09/01/2051	1,769,694	1,453,264
6.000%, 01/01/2039	193,736	198,127
Series 2022-,
3.010%, 04/01/2032	102,945	95,001
3.680%, 04/01/2032	310,000	289,972
3.890%, 07/01/2032	200,000	190,303
5.500%, 09/01/2061	11,820,525	11,890,103
Series 2023-,
3.500%, 04/01/2044	284,039	261,603
4.070%, 07/01/2033	120,000	114,647
4.490%, 06/01/2028	40,000	39,904
4.520%, 07/01/2033	220,000	215,979
4.610%, 11/01/2030	174,908	174,059
4.670%, 07/01/2030	185,000	184,487
4.775%, 03/01/2035	345,755	340,074
4.790%, 03/01/2028	260,000	258,938
4.920%, 08/01/2028	200,000	200,185
4.980%, 08/01/2028	195,237	195,640
5.130%, 10/01/2028	40,000	40,314
5.320%, 02/01/2033	250,000	246,505
5.350%, 07/01/2033	1,656,000	1,636,963
5.470%, 11/01/2033	1,944,395	1,961,694
5.555%, 01/01/2030	1,000,000	1,010,435
5.620%, 01/01/2032	490,875	504,980
6.000%, 10/01/2028	3,270,464	3,354,933
6.220%, 06/01/2032	2,098,190	2,151,726
6.500%, 06/01/2053	800,874	826,603

Security Description	Principal Amount	Value (Note 2)
6.500%, 07/01/2053	$5,524,774	$5,721,177
6.500%, 08/01/2053	1,407,162	1,462,235
6.500%, 10/01/2053	127,228	131,823
7.000%, 04/01/2053	500,585	517,798
7.500%, 01/01/2054	1,499,459	1,625,613
Series 2024-,
5.340%, 07/01/2029	4,500,000	4,520,160
5.790%, 01/01/2029	750,000	752,277
5.810%, 06/01/2031	7,415,000	7,539,589
6.000%, 06/01/2054	1,327,812	1,354,004
6.000%, 07/01/2054	1,672,600	1,702,894
6.470%, 01/01/2034	1,170,000	1,183,114
6.500%, 01/01/2054	887,121	919,819
7.000%, 02/01/2054	1,813,680	1,928,223
7.000%, 05/01/2054	766,068	808,812
7.500%, 01/01/2054	212,058	221,509
7.500%, 03/01/2054	168,866	176,964
Series 2025-,
1.500%, 02/01/2051	17,177,223	12,507,553
6.000%, 04/01/2040	2,582,448	2,660,554
Series 2026-,
3.500%, 09/01/2052	12,762,174	11,435,344
		98,810,139
Freddie Mac Gold Pool
Series 2004-,
5.500%, 07/01/2034	62,942	62,589
Series 2005-,
5.500%, 11/01/2035	78,902	79,649
Series 2006-,
6.500%, 12/01/2034	183,970	184,974
Series 2013-,
3.000%, 04/01/2043	1,165,955	1,029,563
Series 2015-,
4.500%, 06/01/2034	352,688	350,366
Series 2024-,
2.500%, 02/01/2047	1,302,394	1,096,196
		2,803,337
Freddie Mac Non Gold Pool
Series 2016-,
5Y US TI + 1.24%, 06/01/2045(a)	359,216	349,580

Freddie Mac Pool
Series 2018-,
3.000%, 06/01/2043	275,620	243,085
3.500%, 03/01/2043	265,058	244,116
4.000%, 06/01/2037	604,153	573,767
4.500%, 01/01/2036	14,462	14,108
5.500%, 07/01/2033	59,403	58,941
Series 2019-,
3.000%, 10/01/2049	221,959	188,580
3.000%, 11/01/2049	3,476,641	3,027,403
3.500%, 02/01/2049	816,641	723,289
4.000%, 09/01/2049	528,878	489,419

See Notes to Quarterly Schedule of Investments.

Security Description	Principal Amount	Value (Note 2)
Series 2020-,
1.500%, 12/01/2045	$3,395,624	$2,582,000
2.000%, 06/01/2050	639,276	490,580
3.500%, 02/01/2050	2,652,788	2,319,049
Series 2021-,
1.000%, 11/01/2036	122,026	105,117
1.500%, 10/01/2036	3,620,561	3,190,367
4.000%, 07/01/2051	1,166,108	1,049,407
Series 2022-,
3.000%, 12/01/2051	291,379	247,559
3.000%, 03/01/2052	4,064,702	3,540,295
3.500%, 07/01/2037	393,379	348,103
3.750%, 06/01/2037	334,670	302,464
5.500%, 09/01/2052	585,755	582,877
6.000%, 06/01/2052	209,365	212,951
6.500%, 12/01/2038	273,088	281,760
Series 2023-,
4.350%, 01/01/2033	1,000,000	974,940
4.450%, 04/01/2030	995,871	984,288
5.100%, 06/01/2028	1,148,528	1,145,336
6.500%, 04/01/2053	871,952	904,242
6.500%, 07/01/2053	630,849	654,132
6.500%, 08/01/2053	2,875,740	2,988,095
6.500%, 11/01/2053	37,504	38,685
7.000%, 12/01/2053	279,416	295,895
Series 2024-,
5.030%, 02/01/2029	5,000,000	5,000,104
6.500%, 01/01/2054	3,255,936	3,379,240
6.500%, 02/01/2054	1,241,508	1,292,311
6.500%, 04/01/2054	1,084,719	1,121,147
7.000%, 08/01/2054	1,260,024	1,303,356
		40,897,008
Ginnie Mae I Pool
Series 2011-,
4.500%, 03/15/2041	563,386	539,708
Series 2013-,
3.500%, 02/15/2043	448,849	408,483
3.500%, 06/15/2043	100,602	91,186
Series 2015-,
3.000%, 07/15/2045	566,264	498,471
		1,537,848
Ginnie Mae II Pool
Series 2011-,
4.000%, 10/20/2041	325,559	296,305
Series 2012-,
3.150%, 12/20/2042	250,950	219,255
3.500%, 04/20/2042	119,350	105,131
3.500%, 05/20/2042	124,702	109,643
3.500%, 11/20/2042	146,396	128,865
4.500%, 03/20/2042	822,629	805,789
Series 2013-,
2.500%, 02/20/2043	2,896,059	2,427,237
3.000%, 01/20/2043	560,656	502,038
3.000%, 03/20/2043	375,609	337,496

Security Description	Principal Amount	Value (Note 2)
Series 2015-,
3.000%, 01/20/2040	$520,700	$457,394
4.700%, 02/20/2065(a)	64,661	64,868
Series 2016-,
3.000%, 07/20/2046	318,711	277,548
3.750%, 09/20/2046	111,794	100,353
3.750%, 10/20/2046	121,282	108,946
Series 2017-,
3.000%, 11/20/2047	664,790	578,859
3.750%, 07/20/2047	2,442,464	2,135,163
4.000%, 09/20/2047	247,057	223,545
Series 2018-,
3.500%, 04/20/2048	312,787	278,964
4.500%, 02/20/2048	637,774	601,667
4.500%, 05/20/2048	720,387	673,710
4.500%, 09/20/2048	37,030	35,155
Series 2019-,
4.500%, 11/20/2049	749,205	702,455
5.000%, 07/20/2049	658,643	641,245
6.000%, 05/20/2049	101,052	104,657
Series 2020-,
3.000%, 01/20/2050	2,529,025	2,180,002
3.000%, 03/20/2050	1,692,824	1,454,946
3.500%, 12/20/2049	799,715	683,043
6.500%, 05/20/2039	80,411	84,105
Series 2021-,
2.000%, 03/20/2051	935,260	739,432
2.000%, 09/20/2051	2,642,048	2,088,794
2.500%, 09/20/2036	436,115	392,109
2.500%, 02/20/2051	2,739,351	2,274,930
2.500%, 09/20/2051	3,232,716	2,676,596
2.500%, 12/20/2051	257,048	214,223
3.000%, 08/20/2051	26,324	23,209
3.500%, 02/20/2051	432,865	386,462
3.500%, 03/20/2051	509,319	446,045
6.500%, 11/20/2036	80,469	83,112
6.500%, 09/20/2051	227,477	241,511
Series 2022-,
3.000%, 12/20/2044	5,587	4,864
3.000%, 06/20/2051	1,165,704	1,002,870
3.500%, 01/20/2052	98,813	85,120
4.000%, 12/20/2051	312,801	277,782
5.000%, 11/20/2052	227,738	221,466
5.500%, 07/20/2035	123,516	123,197
5.500%, 12/20/2052	3,966,368	3,783,427
5.500%, 08/20/2062	3,906,951	3,881,658
6.000%, 12/20/2037	90,783	93,730
7.000%, 11/20/2052	151,553	156,150
Series 2023-,
5.500%, 08/20/2053	113,172	114,171
6.000%, 09/20/2053	1,708,907	1,759,459
6.500%, 09/20/2053	562,718	589,322
6.500%, 10/20/2053	27,427	28,588
6.500%, 11/20/2053	1,472,201	1,526,271
7.000%, 11/20/2053	2,537	2,610

See Notes to Quarterly Schedule of Investments.

Security Description	Principal Amount	Value (Note 2)
8.000%, 12/20/2063	$365,306	$384,253
Series 2024-,
3.000%, 10/20/2050	4,192,825	3,613,862
6.000%, 01/20/2054	259,644	269,073
6.000%, 02/20/2054	3,501,991	3,615,873
6.000%, 06/20/2054	2,895,766	2,968,284
6.000%, 11/20/2064	4,976,379	5,074,074
6.500%, 01/20/2054	5,432,273	5,625,894
6.500%, 08/20/2054	928,987	960,417
6.500%, 04/20/2064	341,879	353,506
6.500%, 05/20/2064	2,023,706	2,092,531
6.500%, 09/20/2064	1,521,900	1,571,062
6.500%, 10/20/2064	2,304,956	2,383,349
6.500%, 12/20/2064	1,893,512	1,957,913
7.000%, 04/20/2054	737,469	761,777
7.000%, 12/20/2063	407,622	422,255
8.000%, 12/20/2053	525,075	541,923
8.000%, 08/20/2054	2,068,190	2,147,129
8.000%, 09/20/2054	386,099	408,449
8.000%, 12/20/2063	855,927	896,217
8.500%, 06/20/2054	512,191	547,533
Series 2025-,
6.500%, 06/20/2055	756,916	787,297
6.500%, 09/20/2055	2,405,671	2,432,237
6.500%, 12/20/2064	1,154,149	1,193,618
6.500%, 01/20/2065	9,473,120	9,797,086
Series 2026-,
6.500%, 09/20/2065	405,654	419,699
		90,760,803
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $236,134,715)		235,158,715

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS (34.41%)

Aerospace & Defense (2.74%)
Boeing Co.
6.53%, 05/01/2034	13,604,000	14,522,531
7.01%, 05/01/2064	22,453,000	24,259,161
HEICO Corp.
4.95%, 08/01/2031	3,008,000	2,988,606
5.40%, 08/01/2036	3,008,000	2,967,293
Honeywell Aerospace, Inc.
4.30%, 03/16/2031	3,994,000	3,883,776
4.95%, 03/16/2036	7,357,000	7,071,153
Howmet Aerospace, Inc.
4.75%, 04/15/2036	5,199,000	4,953,031
Lockheed Martin Corp.
5.00%, 08/15/2035	7,496,000	7,363,563
RTX Corp.
6.10%, 03/15/2034	14,044,000	14,766,831
Total Aerospace & Defense		82,775,945

Security Description	Principal Amount	Value (Note 2)
Airlines (1.29%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(d)	$2,629,813	$2,630,826
Alaska Airlines, Inc.
6.50%, 06/01/2031(d)	5,681,000	5,673,952
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029(d)	7,893,000	7,757,926
5.31%, 10/20/2031(d)	6,907,000	6,699,077
Southwest Airlines Co.
5.25%, 11/15/2035	4,306,000	4,063,448
United Airlines 2020-1 Class A Pass Through Trust
5.88%, 10/15/2027	1,731,849	1,747,901
United Airlines Holdings, Inc.
4.88%, 03/01/2029	7,604,000	7,511,356
5.38%, 03/01/2031	2,793,000	2,769,696
Total Airlines		38,854,182

Apparel & Textile Products (1.09%)
Gildan Activewear, Inc.
5.40%, 10/07/2035(d)	17,905,000	17,178,977
VF Corp.
2.95%, 04/23/2030	17,314,000	15,737,896
Total Apparel & Textile Products		32,916,873

Automobiles Manufacturing (1.61%)
Ford Motor Credit Co. LLC
5.43%, 08/13/2029	2,021,000	2,021,012
6.50%, 02/07/2035	9,061,000	9,163,561
6.80%, 05/12/2028	9,250,000	9,489,544
General Motors Co.
5.63%, 04/15/2030	2,800,000	2,842,857
6.25%, 04/15/2035	5,916,000	6,075,893
General Motors Financial Co., Inc.
5.10%, 09/15/2031	2,890,000	2,862,127
5.45%, 01/08/2036	7,630,000	7,442,976
Hyundai Capital America
4.55%, 01/08/2031(d)	7,411,000	7,222,985
5.25%, 06/21/2033(d)	1,459,000	1,432,952
Total Automobiles Manufacturing		48,553,907

Banks (3.19%)
Capital One NA
5.97%, 08/09/2028(a)	5,550,000	5,660,158
Danske Bank A/S
1Y US TI + 0.95%, 03/01/2028(a)(d)	5,588,000	5,611,635
1Y US TI + 0.98%, 03/27/2032(a)(d)	845,000	834,391
First Citizens BancShares, Inc.
1D US SOFR + 1.41%, 03/12/2031(a)	2,858,000	2,816,503
5Y US TI + 1.97%, 03/12/2040(a)	16,000,000	15,479,856
First-Citizens Bank & Trust Co.
1D US SOFR + 1.15%, 07/13/2029(a)	2,593,000	2,587,885

See Notes to Quarterly Schedule of Investments.

Security Description	Principal Amount	Value (Note 2)
Pinnacle Financial Partners, Inc.
1D US SOFR + 2.35%, 11/01/2030(a)	$12,450,000	$12,651,758
PNC Financial Services Group, Inc.
5Y US TI + 1.17%, 01/25/2041(a)	10,941,000	10,472,150
1D US SOFR + 1.27%, 07/21/2037(a)	4,305,000	4,240,910
Regions Bank/Birmingham AL
1D US SOFR + 0.81%, 07/27/2029(a)	3,960,000	3,945,315
US Bancorp
5Y US TI + 0.95%, 11/03/2036(a)	7,583,000	6,537,346
1D US SOFR + 1.60%, 02/01/2034(a)	4,700,000	4,557,528
Wells Fargo & Co.
1D US SOFR + 1.10%, 01/23/2037(a)	5,325,000	5,073,013
1D US SOFR + 1.74%, 04/23/2036(a)	10,575,000	10,619,024
1D US SOFR + 2.02%, 04/24/2034(a)	5,437,000	5,431,559
Total Banks		96,519,031

Biotechnology (0.25%)
BioMarin Pharmaceutical, Inc.
5.50%, 02/15/2034(d)	1,996,000	1,951,902
GENMAB A/S/GENMAB FINANCE LLC
6.25%, 12/15/2032(d)	5,617,000	5,703,131
Total Biotechnology		7,655,033

Cable & Satellite (0.81%)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028(d)	6,461,000	6,403,839
7.00%, 02/01/2033(d)	5,141,000	5,022,080
Charter Communications Operating LLC / Charter Communications Operating Capital
6.95%, 08/15/2036	3,066,000	3,073,323
Sirius XM Radio LLC
5.00%, 08/01/2027(d)	4,422,000	4,413,050
Space Exploration Technologies Corp.
5.88%, 07/15/2036(d)	5,888,000	5,551,895
Total Cable & Satellite		24,464,187

Casinos & Gaming (0.32%)
Penn Entertainment, Inc.
5.63%, 01/15/2027(d)	2,689,000	2,701,179
Station Casinos LLC
4.50%, 02/15/2028(d)	6,921,000	6,855,485
Total Casinos & Gaming		9,556,664

Chemicals (1.04%)
Celanese US Holdings LLC
7.00%, 02/15/2031	6,684,000	6,874,020
7.33%, 07/15/2029	768,000	801,628

Security Description	Principal Amount	Value (Note 2)
Eastman Chemical Co.
4.50%, 02/20/2031	$1,988,000	$1,925,287
Ecolab, Inc.
4.80%, 06/15/2031	2,089,000	2,073,301
5.15%, 06/15/2033	4,134,000	4,116,111
5.35%, 06/15/2036	5,249,000	5,212,402
Vylor, Inc.
5.13%, 08/15/2031(d)	3,109,000	3,100,825
5.63%, 08/15/2036(d)	7,466,000	7,467,603
Total Chemicals		31,571,177

Construction Materials Manufacturing (0.25%)
Martin Marietta Materials, Inc.
5.63%, 08/15/2036	7,507,000	7,510,401

Consumer Finance (1.51%)
American Express Co.
5Y US TI + 1.15%, 02/08/2041(a)	784,000	760,468
1D US SOFR + 1.24%, 10/24/2036(a)	8,304,000	7,853,590
SOFRINDX + 1.32%, 01/30/2036(a)(e)	4,345,000	4,332,981
Fidelity National Information Services, Inc.
2.25%, 03/01/2031	6,218,000	5,466,463
4.55%, 03/10/2029	3,990,000	3,945,497
4.80%, 03/10/2031	8,218,000	8,051,513
Fiserv, Inc.
5.25%, 08/11/2035	4,300,000	4,100,439
5.45%, 03/15/2034	4,650,000	4,525,565
Rocket Cos., Inc.
6.13%, 08/01/2030(d)	1,200,000	1,216,635
6.13%, 08/01/2031(d)	1,513,000	1,533,077
6.50%, 06/15/2034(d)	1,946,000	1,978,089
Rocket Mortgage LLC
3.88%, 03/01/2031(d)	2,047,000	1,911,258
Total Consumer Finance		45,675,575

Consumer Products (0.03%)
L'Oreal SA
5.00%, 05/20/2035(d)	1,026,000	1,013,506

Consumer Services (0.50%)
Automatic Data Processing, Inc.
5.00%, 05/07/2036	3,423,000	3,327,929
Mobility Global, Inc.
5.45%, 06/15/2031(d)	4,149,000	4,133,420
6.05%, 06/15/2036(d)	7,893,000	7,745,978
Total Consumer Services		15,207,327

Diversified Banks (1.29%)
Bank of America Corp.
5Y US TI + 1.20%, 09/21/2036(a)	12,167,000	10,499,801

See Notes to Quarterly Schedule of Investments.

Security Description	Principal Amount	Value (Note 2)
JPMorgan Chase & Co.
1D US SOFR + 0.93%, 04/22/2028(a)	$3,434,000	$3,455,062
1D US SOFR + 1.07%, 01/22/2037(a)	4,866,000	4,628,640
5Y US TI + 1.25%, 07/23/2041(a)	7,541,000	7,461,183
1D US SOFR + 1.30%, 02/05/2037(a)	3,920,000	3,762,282
1D US SOFR + 1.62%, 01/23/2035(a)	9,176,000	9,128,015
Total Diversified Banks		38,934,983

Entertainment Content (0.71%)
Discovery Global Holdings, Inc.
5.14%, 03/15/2052	8,566,000	5,782,050
Paramount Global
4.20%, 05/19/2032	3,575,000	3,116,080
4.38%, 03/15/2043	3,252,000	2,062,289
4.95%, 05/19/2050	16,851,000	10,542,176
Total Entertainment Content		21,502,595

Exploration & Production (1.52%)
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
6.63%, 07/15/2033(d)	353,000	356,677
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(d)	4,240,000	4,267,030
7.25%, 02/15/2035(d)	12,297,000	12,400,897
Occidental Petroleum Corp.
7.88%, 09/15/2031	10,820,000	12,067,395
Permian Resources Operating LLC
5.88%, 07/01/2029(d)	2,324,000	2,327,777
6.25%, 02/01/2033(d)	4,637,000	4,710,656
7.00%, 01/15/2032(d)	7,552,000	7,805,868
SM Energy Co.
8.75%, 07/01/2031(d)	2,000,000	2,093,280
Total Exploration & Production		46,029,580

Financial Services (3.14%)
Bank of New York Mellon Corp.
1D US SOFR + 1.18%, 04/23/2037(a)	3,730,000	3,613,524
Charles Schwab Corp.
SOFRINDX + 1.05%, 03/03/2027(a)(e)	3,718,000	3,730,060
1D US SOFR + 1.28%, 05/21/2037(a)	2,810,000	2,771,248
Citadel Securities Global Holdings LLC
5.13%, 01/27/2032(d)	2,324,000	2,269,800
5.50%, 06/18/2030(d)	5,157,000	5,171,940
5.75%, 03/27/2036(d)	2,690,000	2,612,348
6.20%, 06/18/2035(d)	8,496,000	8,540,011
Goldman Sachs Group, Inc.
5Y US TI + 1.18%, 02/02/2041(a)	7,257,000	6,881,818
1D US SOFR + 1.19%, 01/21/2037(a)	7,940,000	7,542,096

Security Description	Principal Amount	Value (Note 2)
1D US SOFR + 1.55%, 07/23/2035(a)	$7,405,000	$7,274,570
Lseg US Fin Corp.
5.25%, 03/23/2036(d)	5,200,000	5,058,830
Morgan Stanley
1D US SOFR + 1.18%, 01/30/2037(a)	4,640,000	4,425,310
1D US SOFR + 2.62%, 04/20/2037(a)	12,192,000	11,950,554
SOFRINDX + 1.43%, 07/17/2037(a)(e)	3,034,000	3,005,072
1D US SOFR + 1.31%, 10/22/2036(a)	7,325,000	6,926,106
State Street Corp.
1D US SOFR + 1.49%, 11/01/2034(a)	1,585,000	1,485,017
UBS Group AG
1D US SOFR + 1.34%, 08/10/2037(a)(d)	1,995,000	1,911,118
1D US SOFR + 1.34%, 03/23/2037(a)(d)	10,400,000	9,874,008
Total Financial Services		95,043,430

Health Care Facilities & Services (0.29%)
HCA, Inc.
2.38%, 07/15/2031	9,850,000	8,664,964

Homebuilders (0.02%)
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030(d)	603,000	602,107

Integrated Oils (0.30%)
Saudi Arabian Oil Co.
4.38%, 02/02/2031(d)	2,414,000	2,337,796
5.00%, 02/02/2036(d)	7,133,000	6,867,069
Total Integrated Oils		9,204,865

Internet Media (0.19%)
Alphabet, Inc.
4.70%, 11/15/2035	6,091,000	5,772,956

Life Insurance (0.07%)
Jackson Financial, Inc.
6.15%, 01/15/2037	2,160,000	2,113,608

Medical Equipment & Devices Manufacturing (1.25%)
Augusta SpinCo Corp.
4.66%, 03/23/2031	4,222,000	4,150,620
5.25%, 03/23/2036	7,826,000	7,634,732
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029(d)	9,260,000	9,419,457
Solventum Corp.
5.45%, 03/13/2031	5,850,000	5,913,113
Teleflex, Inc.
4.25%, 06/01/2028(d)	3,235,000	3,181,572

See Notes to Quarterly Schedule of Investments.

Security Description	Principal Amount	Value (Note 2)
VSP Optical Group, Inc.
5.45%, 12/01/2035(d)	$7,600,000	$7,428,324
Total Medical Equipment & Devices Manufacturing		37,727,818

Metals & Mining (0.23%)
United States Steel Corp.
5.20%, 08/01/2031(d)	4,200,000	4,154,360
5.70%, 08/01/2036(d)	3,000,000	2,945,705
Total Metals & Mining		7,100,065

Oil & Gas Services & Equipment (0.48%)
Baker Hughes Holdings LLC / Baker Hughes Co.- Obligor, Inc.
4.35%, 06/15/2031	5,849,000	5,670,619
5.00%, 06/15/2036	6,050,000	5,813,095
5.85%, 06/15/2056	3,025,000	2,892,008
Total Oil & Gas Services & Equipment		14,375,722

Pharmaceuticals (0.53%)
Amneal Pharmaceuticals LLC
6.88%, 08/01/2032(d)	10,599,000	11,007,337
Bayer US Finance LLC
5.13%, 07/20/2031(d)	2,269,000	2,251,029
5.63%, 07/20/2036(d)	2,723,000	2,670,687
Total Pharmaceuticals		15,929,053

Pipeline (1.61%)
Buckeye Partners LP
4.13%, 12/01/2027	1,823,000	1,796,582
4.50%, 03/01/2028(d)	4,374,000	4,310,781
6.88%, 07/01/2029(d)	10,721,000	10,990,740
Energy Transfer LP
7.38%, 02/01/2031(d)	7,171,000	7,359,405
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(d)	7,300,000	6,678,992
4.32%, 12/30/2039(d)	5,250,000	4,360,221
Kinetik Holdings LP
6.63%, 12/15/2028(d)	6,640,000	6,762,309
NuStar Logistics LP
6.38%, 10/01/2030	5,238,000	5,371,600
Western Midstream Operating LP
7.25%, 04/01/2030(d)	962,000	1,006,086
Total Pipeline		48,636,716

Power Generation (0.58%)
Constellation Energy Generation LLC
4.80%, 01/15/2032	6,670,000	6,534,169
5.30%, 06/01/2036	7,292,000	7,071,423
Vistra Operations Co. LLC
7.75%, 10/15/2031(d)	3,709,000	3,864,530
Total Power Generation		17,470,122

Security Description	Principal Amount	Value (Note 2)
Publishing & Broadcasting (0.33%)
Nexstar Media, Inc.
6.50%, 09/15/2033(d)	$10,029,000	$10,079,325

Real Estate (0.82%)
CoStar Group, Inc.
2.80%, 07/15/2030(d)	7,325,000	6,564,889
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(d)	1,636,000	1,639,346
GLP Capital LP / GLP Financing II, Inc.
5.30%, 01/15/2029	2,840,000	2,848,476
5.63%, 03/01/2036	4,765,000	4,543,289
Iron Mountain, Inc.
5.25%, 03/15/2028(d)	603,000	601,652
VICI Properties LP / VICI Note Co., Inc.
4.13%, 08/15/2030(d)	8,921,000	8,479,176
Total Real Estate		24,676,828

Refining & Marketing (0.24%)
HF Sinclair Corp.
5.00%, 02/01/2028	1,000,000	998,304
Sunoco LP
5.38%, 07/15/2031(d)	990,000	977,020
5.63%, 03/15/2031(d)	1,379,000	1,370,276
5.63%, 07/15/2034(d)	1,990,000	1,933,760
5.88%, 03/15/2034(d)	1,879,000	1,852,706
Total Refining & Marketing		7,132,066

Restaurants (0.29%)
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028(d)	8,998,000	8,856,191

Retail - Consumer Discretionary (0.18%)
Gap, Inc.
3.63%, 10/01/2029(d)	5,846,000	5,533,279

Semiconductors (0.88%)
Foundry JV Holdco LLC
6.10%, 01/25/2036(d)	7,200,000	7,347,996
6.25%, 01/25/2035(d)	5,000,000	5,155,244
6.30%, 01/25/2039(d)	13,750,000	14,160,084
Total Semiconductors		26,663,324

Software & Services (1.89%)
Accenture Capital, Inc.
5.00%, 07/10/2031	2,243,000	2,235,024
5.60%, 07/10/2036	3,365,000	3,333,030
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	2,894,000	2,759,709
Fair Isaac Corp.
6.00%, 05/15/2033(d)	6,085,000	5,989,039
Leidos, Inc.
2.30%, 02/15/2031	1,967,000	1,737,518
5.00%, 03/15/2036	1,854,000	1,755,257
5.40%, 03/15/2032	7,071,000	7,094,108

See Notes to Quarterly Schedule of Investments.

Security Description	Principal Amount	Value (Note 2)
Oracle Corp.
5.70%, 02/04/2036	$4,119,000	$3,810,564
Synopsys, Inc.
4.85%, 04/01/2030	8,870,000	8,819,262
5.15%, 04/01/2035	10,820,000	10,511,096
VMware LLC
2.20%, 08/15/2031	4,050,000	3,512,657
4.70%, 05/15/2030	5,529,000	5,446,103
Total Software & Services		57,003,367

Supermarkets & Pharmacies (0.63%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
5.50%, 03/31/2031(d)	1,225,000	1,188,333
5.63%, 03/31/2032(d)	1,901,000	1,830,744
6.50%, 02/15/2028(d)	15,818,000	15,934,784
Total Supermarkets & Pharmacies		18,953,861

Transportation & Logistics (0.16%)
Allison Transmission, Inc.
5.88%, 12/01/2033(d)	4,917,000	4,884,853

Travel & Lodging (0.73%)
Carnival Corp., Ltd.
4.00%, 08/01/2028(d)	3,134,000	3,070,107
5.75%, 08/01/2032(d)	12,600,000	12,485,033
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/2028(d)	6,553,000	6,439,315
Total Travel & Lodging		21,994,455

Utilities (0.36%)
American Water Capital Corp.
4.63%, 06/01/2029	2,755,000	2,741,974
5.15%, 03/01/2034	1,725,000	1,710,033
5.25%, 03/01/2035	6,549,000	6,492,863
Total Utilities		10,944,870

Waste & Environment Services & Equipment (0.13%)
GFL Environmental, Inc.
4.00%, 08/01/2028(d)	4,021,000	3,941,602

Wireline Telecommunications Services (0.93%)
APLD ComputeCo LLC
9.25%, 12/15/2030(d)	3,112,000	3,284,208
Black Pearl Compute LLC
6.13%, 02/15/2031(d)	6,065,000	6,076,469
HUT 8 DC LLC
6.19%, 11/15/2042(d)	7,890,000	7,666,348
Meridian Arc Holdco LLC
6.25%, 04/30/2031(d)	2,684,000	2,553,401
Sopaipilla Investor LLC
7.53%, 11/30/2048(d)	6,864,000	7,034,681

Security Description	Principal Amount	Value (Note 2)
Stingray Compute LLC
6.00%, 06/15/2031(d)	$1,581,000	$1,541,427
Total Wireline Telecommunications Services		28,156,534

TOTAL CORPORATE BONDS
(Cost $1,051,604,717)		1,040,202,947

Security Description	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (49.06%)

U.S.Treasury Bonds (49.06%)
U.S. Treasury Bond
1.63%, 11/15/2050	44,585,000	22,204,549
5.13%, 08/15/2056	37,966,000	37,322,358
U.S. Treasury Note
4.13%, 08/31/2028	8,471,000	8,436,421
4.25%, 07/31/2028	29,558,000	29,508,352
4.25%, 08/15/2029	103,150,000	102,718,865
4.38%, 07/31/2031	29,603,000	29,443,421
4.38%, 08/31/2031	15,008,000	14,927,684
United States Treasury Inflation Indexed Bonds
1.25%, 04/15/2031	15,353,781	14,750,542
1.88%, 01/15/2036	15,446,830	14,748,160
United States Treasury Bond
2.25%, 11/15/2027	83,656,000	81,690,411
United States Treasury Bonds
4.38%, 05/15/2036	149,644,000	145,423,572
4.63%, 11/15/2055	96,013,000	87,060,538
4.63%, 11/15/2045	128,204,000	118,693,867
4.75%, 08/15/2055	68,363,000	63,257,139
4.88%, 08/15/2045	77,960,000	74,610,156
5.00%, 05/15/2056	94,855,000	91,438,738
5.00%, 05/15/2046	17,715,000	17,196,006
United States Treasury Notes
3.38%, 02/29/2028	153,513,000	151,474,155
3.88%, 05/15/2029	8,690,000	8,576,623
4.00%, 05/31/2028	125,607,000	124,915,181
4.13%, 10/31/2029	118,260,000	117,218,296
4.13%, 06/30/2031	11,637,000	11,452,444

See Notes to Quarterly Schedule of Investments.

Security Description	Principal Amount	Value (Note 2)
US TREASURY N/B T 4 5/8 08/15/36
4.63%, 08/15/2036		$115,818,260
Total U.S.Treasury Bonds		1,482,885,738
TOTAL GOVERNMENT BONDS
(Cost $1,509,413,529)		1,482,885,738

Security Description	Shares	Value (Note 2)
PREFERRED STOCK (3.15%)

Energy (0.06%)
Pipeline (0.06%)
Energy Transfer LP, Series B, 4.16%(a)(f)	1,712,000	1,723,511

Financials (1.66%)
Banks (0.47%)
Bank of Hawaii, 8.000%	86,678	2,265,763
US Bancorp, 5Y US TI + 2.541%(a)(f)	4,402,000	4,369,828
Wells Fargo & Co., Series GG, 5Y US TI + 2.340%(a)(f)	7,537,000	7,473,403
Consumer Finance (0.21%)
Ally Financial, Inc., Series C, 7Y US TI + 3.481%(a)(f)	2,500,000	2,426,662
American Express Co., 5Y US TI + 2.854%(a)(f)	3,912,000	3,909,552
Diversified Banks (0.32%)
HSBC Holdings PLC, Series ., 5Y US TI + 2.80%(a)(f)	2,530,000	2,550,478
JPMorgan Chase & Co., Series PP, 5Y US TI + 2.080%(a)(f)	7,230,000	7,244,908
Financial Services (0.59%)
Bank of New York Mellon Corp., Series I, 5Y US TI + 2.63%(a)(f)	3,595,000	3,581,250
Charles Schwab Corp., Series L, 5Y US TI + 2.250%(a)(f)	3,735,000	3,686,199
Goldman Sachs Group, Inc., Series AA, 5Y US TI + 2.18%(a)(f)	2,275,000	2,265,296
Goldman Sachs Group, Inc., Series X, 5Y US TI + 2.809%(a)(f)	2,909,000	3,015,522
UBS Group AG, 6.000%(a)(d)(f)	5,298,000	5,338,530
Life Insurance (0.07%)
Jackson Financial, Inc., 5Y US TI + 3.728%(a)(f)	79,226	2,039,277
Total Financials		50,166,668

Government (0.44%)
Government Agencies (0.44%)
CoBank ACB, Series M, 5Y US TI + 2.818%(a)(f)	5,326,000	5,399,834
CoBank ACB, Series N, 5Y US TI + 2.620%(a)(f)	3,140,000	3,145,283
Farm Credit Bank of Texas, 5Y US TI + 3.291%(a)(f)	3,543,000	3,703,887
Farm Credit Bank of Texas, Series
6, 5Y US TI + 3.010%(a)(f)	1,156,000	1,176,577
Total Government		13,425,581

Security Description	Shares	Value (Note 2)
Health Care (0.25%)
Health Care Facilities & Services (0.25%)
CVS Health Corp., 5Y US TI + 2.89%(a)(f)	7,200,000	$7,436,760

Utilities (0.74%)
Power Generation (0.07%)
Vistra Corp., 5Y US TI + 6.930%(a)(d)(f)	2,175,000	2,181,205
Utilities (0.67%)
American Electric Power Co., Inc., 5Y US TI + 2.675%(a)	8,765,000	8,741,780
Entergy Corp., 5Y US TI + 2.67%(a)	2,988,000	3,073,774
PacifiCorp, 5Y US TI + 3.29%(a)	4,574,000	4,524,572
Sierra Pacific Power Co., 5Y US TI + 2.64%(a)	995,000	991,341
Xcel Energy, Inc., 5Y US TI + 2.17%(a)	2,944,000	2,857,459
Total Utilities		22,370,131

TOTAL PREFERRED STOCK
(Cost $94,270,034)		95,122,651

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.43%)

Money Market Fund (0.43%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	3.58%	12,872,543	12,872,543

TOTAL SHORT TERM INVESTMENTS
(Cost $12,872,543)			12,872,543

TOTAL INVESTMENTS (98.81%)
(Cost $3,025,077,987)			$2,986,688,337

Other Assets In Excess Of Liabilities (1.19%)			35,877,687

NET ASSETS (100.00%)			$3,022,566,024

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

TI - Treasury Index

SOFRINDX - US SOFR Secured Overnight Financing Rate Compounded Index

Reference Rates:

1D US SOFR - 1 Day SOFR as of August 31, 2026 was 3.68%

7Y US TI - 7 Year US TI as of August 31, 2026 was 4.62%

30D US SOFR - 30 Day SOFR as of August 31, 2026 was 3.65%

1M US SOFR - 1 Month SOFR as of August 31, 2026 was 3.71%

1M CME TERM SOFR – 1 Month CME TERM SOFR as of August 31, 2026 was 3.71%

3M US SOFR - 3 Month SOFR as of August 31, 2026 was 3.64%

See Notes to Quarterly Schedule of Investments.

1Y US TI - 1 Year US Treasury Bill as of August 31, 2026 was 4.16%

5Y US TI - 5 Year US TI as of August 31, 2026 was 4.49%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of August 31, 2026 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Interest only security.
(c)	Issued with zero coupon.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2026, the aggregate market value of those securities was $457,335,443, representing 15.13% of net assets.
(e)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.
(f)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Quarterly Schedule of Investments.

ALPS Strategic Income Fund
Schedule of Investments	August 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (74.95%)
Communications (4.64%)
Charter Communications Operating LLC / Charter Communications Operating Capital
5.85%, 12/01/2035	$694,000	$652,602
Meta Platforms, Inc.
4.88%, 11/15/2035	500,000	468,217
Netflix, Inc.
4.38%, 11/15/2026	4,000	4,001
Sirius XM Radio LLC
5.00%, 08/01/2027(a)	482,000	481,025
Space Exploration Technologies Corp.
5.88%, 07/15/2036(a)	650,000	612,896
Vodafone Group PLC
5.35%, 06/18/2036	712,000	690,588
Total Communications		2,909,329

Consumer Discretionary (12.40%)
Amazon.com, Inc.
4.88%, 03/13/2036	778,000	739,929
American Honda Finance Corp.
4.90%, 04/10/2031	580,000	572,440
Brink's Co.
6.50%, 06/15/2029(a)	664,000	674,960
Group 1 Automotive, Inc.
6.38%, 01/15/2030(a)	694,000	700,473
Hilton Domestic Operating Co., Inc.
5.50%, 03/31/2034(a)	816,000	803,703
Hyatt Hotels Corp.
5.75%, 01/30/2027	588,000	590,303
Las Vegas Sands Corp.
6.00%, 08/15/2029	640,000	653,113
Lennar Corp.
4.75%, 11/29/2027	585,000	585,374
MGM Resorts International
5.50%, 04/15/2027	592,000	594,283
Marriott International, Inc.
4.90%, 04/15/2029	570,000	570,992
Service Corp. International
5.75%, 10/15/2032	695,000	695,647
Volkswagen Group of America Finance LLC
6.45%, 11/16/2030(a)	581,000	604,258
Total Consumer Discretionary		7,785,475

Consumer Staples (4.38%)
Coty, Inc./HFC Prestige Products Inc/HFC Prestige International US LLC
5.60%, 01/15/2031(a)	690,000	671,792
Imperial Brands Finance PLC
5.50%, 07/07/2036(a)	778,000	754,780

Security Description	Principal Amount	Value
Consumer Staples (4.38%) (continued)
Philip Morris International, Inc. 4.88%, 04/29/2036	$750,000	$717,189
Post Holdings, Inc.
6.25%, 02/15/2032(a)	602,000	607,792
Total Consumer Staples		2,751,553

Energy (9.25%)
Columbia Pipelines Holding Co. LLC
5.00%, 11/17/2032(a)	408,000	397,367
6.04%, 08/15/2028(a)	587,000	599,350
Hess Midstream Operations LP
6.50%, 06/01/2029(a)	640,000	653,564
Hilcorp Energy I LP / Hilcorp Finance Co.
7.25%, 02/15/2035(a)	695,000	700,872
Kinetik Holdings LP
6.63%, 12/15/2028(a)	587,000	597,813
Murphy Oil Corp.
6.00%, 10/01/2032	1,157,000	1,154,472
Sunoco LP / Sunoco Finance Corp.
7.00%, 09/15/2028(a)	587,000	599,311
Sunoco LP
5.63%, 03/15/2031(a)	371,000	368,653
Venture Global Plaquemines LNG LLC
6.75%, 01/15/2036(a)	697,000	734,056
Total Energy		5,805,458

Financials (13.75%)
Aircastle, Ltd.
6.50%, 07/18/2028(a)	587,000	602,505
American Express Co.
5Y US TI + 2.119%(b)(c)	778,000	783,894
Avolon Holdings Funding, Ltd.
6.38%, 05/04/2028(a)	598,000	611,045
Citigroup, Inc.
4.45%, 09/29/2027	800,000	798,552
EPR Properties
4.75%, 12/15/2026	4,000	4,000
Howard Hughes Corp.
5.88%, 03/01/2032(a)	646,000	636,070
Keybank National Association
5.85%, 11/15/2027	587,000	594,816
Macquarie Airfinance Holdings, Ltd.
6.40%, 03/26/2029(a)	664,000	681,989
OneMain Finance Corp.
6.63%, 01/15/2028	640,000	646,476
6.63%, 05/15/2029	699,000	709,998
Penske Truck Leasing Co. Lp / PTL Finance Corp.
6.05%, 08/01/2028(a)	587,000	598,794
Block, Inc.
6.50%, 05/15/2032	616,000	625,806

See Notes to Quarterly Schedule of Investments.

Security Description	Principal Amount	Value
Financials (13.75%) (continued)
Starwood Property Trust, Inc.
6.00%, 04/15/2030(a)	$694,000	$697,160
Western Alliance Bank
5Y US TI + 2.85%, 11/15/2035(b)	650,000	640,017
Total Financials		8,631,122

Health Care (2.81%)
Bayer US Finance LLC
6.25%, 07/20/2046(a)	650,000	629,756
DaVita, Inc.
4.63%, 06/01/2030(a)	554,000	535,633
HCA, Inc.
5.63%, 09/01/2028	592,000	599,444
Total Health Care		1,764,833

Industrials (7.84%)
L3Harris Technologies, Inc.
5.40%, 07/31/2033	760,000	763,188
MasTec, Inc.
4.50%, 08/15/2028(a)	524,000	517,905
Textron, Inc.
5.50%, 05/15/2035	900,000	897,292
TransDigm, Inc.
6.38%, 03/01/2029(a)	602,000	611,671
Trinity Industries, Inc.
7.75%, 07/15/2028(a)	640,000	654,553
United Rentals North America, Inc.
6.00%, 12/15/2029(a)	758,000	767,663
WESCO Distribution, Inc.
6.38%, 03/15/2029(a)	694,000	705,517
Total Industrials		4,917,789

Materials (10.24%)
Alcoa Nederland Holding BV
7.13%, 03/15/2031(a)	592,000	612,641
ArcelorMittal SA
6.55%, 11/29/2027	587,000	599,111
Avient Corp.
6.25%, 11/01/2031(a)	695,000	705,128
Ball Corp.
6.00%, 06/15/2029	592,000	599,359
Celanese US Holdings LLC
6.50%, 04/15/2030	464,000	472,990
7.55%, 11/15/2030	587,000	621,761
FMC Corp.
8.00%, 06/01/2031(a)	638,000	662,158
Freeport-McMoRan, Inc.
5.00%, 09/01/2027	268,000	268,054
Methanex Corp.
5.13%, 10/15/2027	485,000	485,060
Methanex US Operations, Inc.
6.25%, 03/15/2032(a)	390,000	395,092
Qnity Electronics, Inc.
5.75%, 08/15/2032(a)	694,000	690,418
Sasol Financing USA LLC
4.38%, 09/18/2026	315,000	315,746
Total Materials		6,427,518

Security Description	Principal Amount	Value
Technology (6.73%)
Accenture Capital, Inc.
5.60%, 07/10/2036	$778,000	$770,608
Booz Allen Hamilton, Inc.
5.90%, 01/30/2034	828,000	815,322
CDW LLC / CDW Finance Corp.
3.57%, 12/01/2031	508,000	459,581
Concentrix Corp.
6.60%, 08/02/2028	852,000	859,091
Seagate Data Storage Technology Pte, Ltd.
5.88%, 07/15/2030	699,000	710,552
Skyworks Solutions, Inc.
6.25%, 08/10/2036	624,000	611,799
Total Technology		4,226,953

Utilities (2.91%)
American Electric Power Co., Inc.
5.75%, 11/01/2027	628,000	635,339
NRG Energy, Inc.
5.75%, 01/15/2028	578,000	578,272
Vistra Operations Co. LLC
7.75%, 10/15/2031(a)	587,000	611,615
Total Utilities		1,825,226

TOTAL CORPORATE BONDS
(Cost $47,122,540)		47,045,256

Security Description	Principal Amount	Value
GOVERNMENT BONDS (23.32%)
Mexico Government International Bond
6.00%, 05/13/2030	604,000	621,425
United States Treasury Bond (20.83%)
4.00%, 11/15/2052	3,500,000	2,861,934
4.38%, 05/15/2034	3,040,000	2,986,087
4.50%, 02/15/2044	3,290,000	3,026,543
4.75%, 02/15/2037	1,604,000	1,610,015
4.75%, 11/15/2043	2,722,000	2,587,814
Total United States Treasury Bond		13,072,393

United States Treasury Note (1.50%)
4.13%, 02/29/2032	964,000	945,172
TOTAL GOVERNMENT BONDS
(Cost $16,147,635)		14,638,990

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.50%)
Money Market Fund (0.50%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $313,778)	3.61%	313,778	313,778

See Notes to Quarterly Schedule of Investments.

	7-Day Yield	Shares	Value
TOTAL SHORT TERM INVESTMENTS
(Cost $313,778)			$313,778

TOTAL INVESTMENTS (98.77%)
(Cost $63,583,953)			$61,998,024
OTHER ASSETS IN EXCESS OF LIABILITIES (1.23%)			769,920
NET ASSETS - 100.00%			$62,767,944

Investment Abbreviations:

TI - Treasury Index

Reference Rates:

5Y US TI - 5 Year US TI as of August 31, 2026 was 4.49%

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2026, the aggregate market value of those securities was $22,489,978, representing 35.83% of net assets.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of August 31, 2026 is based on the reference rate plus the displayed spread as of the security’s last reset date.
(c)	Securities are perpetual and thus do not have a predetermined maturity date.

See Notes to Quarterly Schedule of Investments.

Barron’s 400SM ETF
Schedule of Investments	August 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.22%)
Communication Services (3.48%)
Alphabet, Inc., Class A	1,706	$578,931
AppLovin Corp., Class A(a)	1,120	349,507
AT&T, Inc.	18,480	478,447
Charter Communications, Inc., Class A(a)(b)	2,349	358,082
Comcast Corp., Class A	16,979	451,981
EverQuote, Inc.(a)	31,417	799,248
Fox Corp.	9,865	594,070
Iridium Communications, Inc.	20,644	969,855
Liberty Media Corp.-Liberty Formula One(a)	6,240	623,688
Netflix, Inc.(a)	5,398	437,508
New York Times Co., Class A, Class A	6,486	436,313
QuinStreet, Inc.(a)	41,643	809,540
Roku, Inc.(a)	5,606	879,750
T-Mobile US, Inc.	2,356	425,117
Total Communication Services		8,192,037

Consumer Discretionary (10.71%)
Abercrombie & Fitch Co., Class A(a)	6,258	895,395
Airbnb, Inc., Class A(a)	4,148	759,997
American Public Education, Inc.(a)(b)	8,888	405,737
Booking Holdings, Inc.	3,028	602,845
Boot Barn Holdings, Inc.(a)(b)	3,131	471,623
Boyd Gaming Corp.	6,288	487,886
Brinker International, Inc.(a)	3,562	813,917
Burlington Stores, Inc.(a)	1,741	452,242
Carnival Corp.	21,386	510,912
Carvana Co.(a)	8,595	631,389
Chewy, Inc., Class A(a)	20,080	477,904
Chipotle Mexican Grill, Inc.(a)	15,791	600,532
Darden Restaurants, Inc.	2,539	544,006
Deckers Outdoor Corp.(a)	5,080	442,366
Dutch Bros, Inc., Class A(a)(b)	10,848	530,033
eBay, Inc.	5,622	582,214
Expedia, Inc.	2,260	716,691
Five Below, Inc.(a)	2,444	603,277
Frontdoor, Inc.(a)	8,135	657,878
GigaCloud Technology, Inc.(a)	12,541	608,615
Grand Canyon Education, Inc.(a)	3,121	462,314
Hasbro, Inc.	5,501	517,644
Installed Building Products, Inc.	1,809	439,280
Las Vegas Sands Corp.	9,530	417,509
Laureate Education, Inc.(a)(b)	14,989	562,537
Life Time Group Holdings, Inc.(a)	19,567	822,205
Monarch Casino & Resort, Inc.	5,120	616,704
Norwegian Cruise Line Holdings, Ltd.(a)(b)	27,126	437,814
Perdoceo Education Corp.(b)	14,637	486,534
Ralph Lauren Corp.	1,550	537,695
Ross Stores, Inc.	2,482	567,236
Royal Caribbean Cruises, Ltd.	1,881	505,500

Security Description	Shares	Value
Consumer Discretionary (10.71%) (continued)
Rush Street Interactive, Inc.(a)	25,554	$658,271
SharkNinja, Inc.(a)	5,124	986,319
Strategic Education, Inc.	6,360	526,862
Strattec Security Corp.(a)(b)	6,938	486,631
Stride, Inc.(a)(b)	6,096	528,462
Tapestry, Inc.	3,621	446,795
TJX Cos., Inc.	3,289	440,430
Toll Brothers, Inc.	3,752	538,224
Ulta Beauty, Inc.(a)	949	509,708
Urban Outfitters, Inc.(a)	8,100	653,589
Viking Holdings, Ltd.(a)	7,517	647,514
Williams-Sonoma, Inc.	2,889	659,414
Total Consumer Discretionary		25,250,650

Consumer Staples (3.59%)
Cal-Maine Foods, Inc.(b)	5,851	461,761
Casey's General Stores, Inc.	777	584,467
Church & Dwight Co., Inc.	5,238	522,648
Coca-Cola Co.	6,639	588,680
elf Beauty, Inc.(a)	6,992	762,478
Energizer Holdings, Inc.(b)	30,170	657,103
Inter Parfums, Inc.(b)	5,616	659,487
John B Sanfilippo & Son, Inc.	6,729	495,860
Kenvue, Inc.	29,347	554,071
Maplebear, Inc.(a)	13,420	677,978
Monster Beverage Corp.	13,320	611,654
Nature's Sunshine Products, Inc.(a)	21,168	299,527
Procter & Gamble Co.	3,402	493,698
Sprouts Farmers Market, Inc.(a)(b)	6,247	512,504
US Foods Holding Corp.(a)	5,416	567,814
Total Consumer Staples		8,449,730

Energy (6.00%)
APA Corp.	14,879	642,029
Archrock, Inc.	14,818	467,063
Baker Hughes Co.	9,461	601,247
Cheniere Energy, Inc.	2,025	590,672
CNX Resources Corp.(a)(b)	12,145	441,835
DHT Holdings, Inc.	30,455	596,918
DT Midstream, Inc.(b)	3,730	488,705
EQT Corp.	7,960	431,273
Expand Energy Corp.	4,784	469,597
Innovex International, Inc.(a)	21,199	650,173
International Seaways, Inc.	7,830	772,351
Marathon Petroleum Corp.	2,269	847,063
Nabors Industries, Ltd.(a)	6,703	627,669
Oceaneering International, Inc.(a)	15,416	797,932
ONEOK, Inc.	6,015	577,500
Phillips 66	2,967	731,603
Targa Resources Corp.	2,129	625,181
TechnipFMC PLC	8,133	635,594
Texas Pacific Land Corp.(b)	958	358,618
Tidewater, Inc.(a)(b)	6,689	622,880
Valaris Ltd.(a)	5,487	473,912
Venture Global, Inc.	39,068	571,956

See Notes to Quarterly Schedule of Investments.

Security Description	Shares	Value
Energy (6.00%) (continued)
Weatherford International PLC(b)	5,930	$579,776
Williams Cos., Inc.	7,107	533,380
Total Energy		14,134,927

Financials (23.37%)
1st Source Corp.	7,573	648,476
Affiliated Managers Group, Inc.	1,900	699,561
Allstate Corp.	2,484	640,375
Amalgamated Financial Corp.	13,477	647,839
Arch Capital Group, Ltd.(a)	5,682	557,234
Arrow Financial Corp.	15,806	596,518
Artisan Partners Asset Management, Inc., Class A(b)	14,489	616,797
Associated Banc-Corp(b)	20,963	641,677
Axis Capital Holdings, Ltd.	5,078	501,605
Axos Financial, Inc.(a)	6,068	587,322
Bank OZK	11,788	578,555
Burke & Herbert Financial Services Corp.(b)	8,270	589,734
Byline Bancorp, Inc.	16,824	637,966
California BanCorp(b)	29,298	623,461
Capital City Bank Group, Inc.	12,320	621,914
City Holding Co.(b)	4,320	617,544
Civista Bancshares, Inc.	23,068	622,375
Commerce Bancshares, Inc.	10,760	620,960
Community Trust Bancorp, Inc.	8,760	666,899
Corpay, Inc.(a)	1,616	653,349
East West Bancorp, Inc.	4,928	625,166
Encore Capital Group, Inc.(a)(b)	7,740	750,857
Enova International, Inc.(a)	3,850	872,872
Esquire Financial Holdings, Inc.(b)	4,759	531,676
Evercore, Inc., Class A	1,927	551,951
EVERTEC, Inc.	17,490	518,229
EZCORP, Inc.(a)(b)	19,890	642,845
Federated Hermes, Inc.(b)	9,013	573,677
Financial Institutions, Inc.	16,959	687,179
First BanCorp	24,988	696,665
First Financial Corp.	8,509	666,085
Five Star Bancorp	14,065	644,458
Fulton Financial Corp.(b)	26,122	612,822
GCM Grosvenor, Inc.	50,093	690,782
German American Bancorp, Inc.(b)	12,814	631,986
Hamilton Insurance Group, Ltd.	17,642	620,293
HCI Group, Inc.	3,070	570,191
Heritage Insurance Holdings, Inc.(a)	18,179	611,178
Hingham Institution For Savings The(b)	1,926	555,208
Home Bancorp, Inc.	8,877	607,986
Home BancShares, Inc.	19,511	574,794
HomeTrust Bancshares, Inc.	12,170	565,175
International Bancshares Corp.(b)	7,613	534,128
Jack Henry & Associates, Inc.	3,047	511,622
Kinsale Capital Group, Inc.(b)	1,432	535,425
Mastercard, Inc., Class A	1,055	621,722
Mercantile Bank Corp.	10,250	612,540
Moelis & Co., Class A(b)	9,939	676,548
Moody's Corp.	1,192	601,531
Nicolet Bankshares, Inc.(b)	3,438	582,191
Northrim BanCorp, Inc.	22,807	583,175
OFG Bancorp	13,059	679,721
Oppenheimer Holdings, Inc.	6,229	739,943
Orrstown Financial Services, Inc.	15,009	625,875

Security Description	Shares	Value
Financials (23.37%) (continued)
Palomar Holdings, Inc.	4,266	$565,544
Pathward Financial, Inc.(b)	5,631	458,701
Piper Sandler Cos.	7,272	545,836
Popular, Inc.	3,933	661,491
Preferred Bank	5,777	591,738
Provident Financial Services, Inc.	25,137	588,206
Red River Bancshares, Inc.(b)	5,905	590,736
Remitly Global, Inc.(a)	33,602	898,517
RenaissanceRe Holdings, Ltd.	1,740	570,094
Republic Bancorp, Inc.	7,493	700,670
SEI Investments Co.	6,431	713,712
ServisFirst Bancshares, Inc.	14,018	603,335
Sezzle, Inc.(a)(b)	7,861	947,644
Shore Bancshares, Inc.(b)	29,381	674,588
SiriusPoint, Ltd.(a)(b)	25,186	609,249
Skyward Specialty Insurance Group, Inc.(a)	11,539	662,454
Slide Insurance Holdings, Inc.(b)	29,064	675,738
Southern Missouri Bancorp, Inc.	8,293	610,282
Stock Yards Bancorp, Inc.(b)	8,143	645,007
The Hartford Financial Services Group, Inc.	3,858	530,012
Tompkins Financial Corp.	6,943	674,304
Trustmark Corp.	12,540	575,837
UMB Financial Corp.	4,638	656,880
United Community Banks, Inc.	17,088	595,346
Unity Bancorp, Inc.	10,433	605,427
Universal Insurance Holdings, Inc.	14,959	642,938
Velocity Financial, Inc.(a)(b)	29,775	534,461
Victory Capital Holdings, Inc., Class A	7,746	914,105
Virtu Financial, Inc., Class A	13,144	862,772
Visa, Inc., Class A	1,666	632,030
Wintrust Financial Corp.	4,031	606,101
WisdomTree, Inc.(b)	33,882	815,201
WSFS Financial Corp.	8,289	641,983
Total Financials		55,077,596

Health Care (12.28%)
ACADIA Pharmaceuticals, Inc.(a)	25,333	732,377
ADMA Biologics, Inc.(a)	34,447	323,457
Align Technology, Inc.(a)	3,117	498,065
Amgen, Inc.	1,396	600,112
ANI Pharmaceuticals, Inc.(a)(b)	7,296	534,432
Arrowhead Pharmaceuticals, Inc.(a)	9,357	770,923
BioCryst Pharmaceuticals, Inc.(a)	62,446	605,726
Bristol-Myers Squibb Co.	8,694	580,846
Cardinal Health, Inc.	2,369	555,815
Collegium Pharmaceutical, Inc.(a)(b)	14,894	366,541
CytomX Therapeutics, Inc.(a)(b)	109,634	368,370
Dexcom, Inc.(a)	7,973	726,021
Eli Lilly & Co.	516	596,873
Encompass Health Corp.	5,102	613,311
Ensign Group, Inc.	2,439	420,142
Exelixis, Inc.(a)	12,455	680,541
Gilead Sciences, Inc.	3,537	517,605
Globus Medical, Inc., Class A(a)	6,056	492,777
Halozyme Therapeutics, Inc.(a)(b)	8,057	857,990
HCA Healthcare, Inc.	953	394,971
IDEXX Laboratories, Inc.(a)	936	521,062
Illumina, Inc.(a)	4,309	920,532
Incyte Corp.(a)	5,553	684,241

See Notes to Quarterly Schedule of Investments.

Security Description	Shares	Value
Health Care (12.28%) (continued)
Innoviva, Inc.(a)	23,302	$483,983
Inspire Medical Systems, Inc.(a)	8,759	551,729
Insulet Corp.(a)	2,341	348,013
Intuitive Surgical, Inc.(a)	1,081	407,386
iRadimed Corp.	5,158	445,548
Johnson & Johnson	2,133	567,058
Krystal Biotech, Inc.(a)(b)	2,080	747,469
LeMaitre Vascular, Inc.(b)	4,739	380,447
Ligand Pharmaceuticals, Inc.(a)(b)	2,579	732,694
Medpace Holdings, Inc.(a)	1,136	674,773
Merck & Co., Inc.	4,447	657,089
Novavax, Inc.(a)(b)	50,141	469,821
Nutex Health, Inc.(a)(b)	5,839	1,102,170
Penumbra, Inc.(a)	1,526	493,051
Phibro Animal Health Corp., Class A(b)	10,374	391,515
Quest Diagnostics, Inc.	2,581	620,214
Regeneron Pharmaceuticals, Inc.	690	551,365
ResMed, Inc.(b)	2,223	533,742
Rigel Pharmaceuticals, Inc.(a)(b)	19,940	920,829
Stryker Corp.	1,522	492,824
Tactile Systems Technology, Inc.(a)(b)	19,027	437,240
Tenet Healthcare Corp.(a)	2,250	598,298
TransMedics Group, Inc.(a)(b)	4,130	350,513
United Therapeutics Corp.(a)	949	484,351
Universal Health Services, Inc., Class B	2,661	453,248
Vertex Pharmaceuticals, Inc.(a)	1,095	596,249
West Pharmaceutical Services, Inc.	2,194	748,395
Zoetis, Inc.	4,528	349,109
Total Health Care		28,951,853

Industrials (17.56%)
Advanced Drainage Systems, Inc.(b)	3,831	519,982
American Superconductor Corp.(a)(b)	16,520	474,289
AO Smith Corp.(b)	7,670	453,527
Applied Industrial Technologies, Inc.	1,998	647,312
Argan, Inc.	1,137	483,214
Armstrong World Industries, Inc.	3,070	529,821
Atmus Filtration Technologies, Inc.	9,076	428,659
Automatic Data Processing, Inc.	2,453	701,950
AZZ, Inc.	4,149	569,077
Blue Bird Corp.(a)(b)	9,745	566,672
Brady Corp., Class A	6,030	546,619
Broadridge Financial Solutions, Inc.	2,877	524,707
BWX Technologies, Inc.	2,653	404,025
CACI International, Inc., Class A(a)(b)	863	537,658
Cadre Holdings, Inc.(b)	16,232	481,441
Carlisle Cos., Inc.	1,504	521,256
Carpenter Technology Corp.	1,444	687,950
Cintas Corp.	2,636	531,918
Comfort Systems USA, Inc.	384	593,518
Construction Partners, Inc., Class A(a)(b)	4,498	477,688
Copart, Inc.(a)	15,028	495,774
Core & Main, Inc.(a)	10,654	457,696
Cummins, Inc.	966	545,210

Security Description	Shares	Value
Industrials (17.56%) (continued)
Curtiss-Wright Corp.	782	$455,538
Delta Air Lines, Inc.	8,761	683,358
Douglas Dynamics, Inc.	12,564	516,003
Dycom Industries, Inc.(a)	1,496	435,650
EMCOR Group, Inc.	722	530,338
ESCO Technologies, Inc.	1,955	533,774
Everus Construction Group, Inc.(a)(b)	4,576	526,835
Expeditors International of Washington, Inc.	3,597	682,171
Fastenal Co.	11,280	556,217
Federal Signal Corp.	4,854	567,918
Flowserve Corp.(b)	6,907	546,275
Genpact, Ltd.	13,355	507,223
Gorman-Rupp Co.	8,933	673,548
Graco, Inc.	5,866	454,204
HEICO Corp., Class A	2,328	568,428
Howmet Aerospace, Inc.	2,168	531,052
Hubbell, Inc.(b)	1,094	495,582
IBEX Holdings, Ltd.(a)	18,072	695,049
IES Holdings, Inc.(a)(b)	2,320	702,960
Innovative Solutions and Support, Inc.(a)(b)	18,530	352,070
Insteel Industries, Inc.	16,284	490,148
Interface, Inc.	18,721	709,900
ITT, Inc.	2,738	548,394
Leidos Holdings, Inc.	2,961	415,162
Limbach Holdings, Inc.(a)(b)	6,498	267,848
Lincoln Electric Holdings, Inc.	1,995	561,054
Moog, Inc., Class A	1,741	646,782
MSA Safety, Inc.(b)	2,889	539,579
Mueller Industries, Inc.	9,340	582,909
Mueller Water Products, Inc.(b)	18,445	445,262
Nextpower, Inc.(a)	4,283	351,334
Northrop Grumman Corp.	698	376,711
Parker-Hannifin Corp.	591	578,849
Paychex, Inc.(b)	5,533	704,572
Paycom Software, Inc.(b)	4,078	975,050
Paylocity Holding Corp.(a)	4,684	750,470
Powell Industries, Inc.(b)	3,065	550,872
Power Solutions International, Inc.(a)(b)	9,047	328,497
RBC Bearings, Inc.(a)	948	468,558
SkyWest, Inc.(a)	5,747	544,011
Snap-on, Inc.	1,397	539,675
SPX Technologies Inc(a)	2,588	509,189
Sterling Infrastructure, Inc.(a)	1,284	603,570
Taylor Devices, Inc.(a)(b)	6,877	412,758
UL Solutions, Inc.(b)	6,176	460,236
United Airlines Holdings, Inc.(a)	5,935	640,921
Upwork, Inc.(a)(b)	41,919	378,529
Veralto Corp.	5,702	562,046
Verisk Analytics, Inc.	2,548	493,751
Vertiv Holdings Co.	1,980	512,266
Watts Water Technologies, Inc., Class A	1,712	626,164
Willdan Group, Inc.(a)(b)	6,466	568,685
Woodward, Inc.	1,460	496,137
Zurn Elkay Water Solutions Corp.	11,391	544,490
Total Industrials		41,378,535

Information Technology (16.48%)
Adeia, Inc.(b)	22,954	579,129

See Notes to Quarterly Schedule of Investments.

Security Description	Shares	Value
Information Technology (16.48%) (continued)
Advanced Micro Devices, Inc.(a)	2,663	$1,253,527
Amphenol Corp., Class A	3,828	606,929
Analog Devices, Inc.	1,682	609,119
Appfolio, Inc., Class A(a)(b)	2,980	697,946
Apple, Inc.	2,045	647,958
Applied Materials, Inc.	1,516	694,919
Arista Networks, Inc.(a)	3,839	751,254
Autodesk, Inc.(a)	2,036	526,367
Broadcom, Inc.	1,605	594,396
Cadence Design Systems, Inc.(a)	1,801	610,143
CDW Corp.	4,424	670,590
Cirrus Logic, Inc.(a)	3,860	422,709
Clear Secure, Inc.	11,563	510,506
Cognizant Technology Solutions Corp., Class A	8,482	547,768
Consensus Cloud Solutions, Inc.(a)(b)	17,077	653,195
Corning, Inc.	3,967	590,012
Credo Technology Group Holding, Ltd.(a)	4,351	984,153
Dell Technologies, Inc.	3,387	1,544,506
ePlus, Inc.(b)	6,778	596,261
F5, Inc.(a)	1,790	728,763
Fabrinet(a)	1,037	428,208
Fortinet, Inc.(a)	6,160	1,052,929
Gen Digital, Inc.	24,805	768,955
HubSpot, Inc.(a)	1,940	507,038
InterDigital, Inc.(b)	1,425	477,418
Itron, Inc.(a)(b)	5,714	554,315
Keysight Technologies, Inc.(a)	1,875	605,063
KLA Corp.	3,611	633,550
Lam Research Corp.	2,423	730,510
LiveRamp Holdings, Inc.(a)	18,374	693,067
Marvell Technology, Inc.	5,851	1,238,423
Micron Technology, Inc.	1,204	1,154,311
Microsoft Corp.	1,291	654,911
Mitek Systems, Inc.(a)(b)	36,973	682,522
Motorola Solutions, Inc.	1,083	525,580
Napco Security Technologies, Inc.(b)	12,068	437,344
NVE Corp.(b)	7,687	769,622
NVIDIA Corp.	2,875	634,743
Palantir Technologies, Inc., Class A(a)	3,401	633,878
Progress Software Corp.(a)(b)	14,939	691,228
PTC, Inc.(a)(b)	3,283	511,294
Rambus, Inc.(a)	5,453	472,721
Salesforce, Inc.	2,657	684,284
Samsara, Inc., Class A(a)(b)	16,180	660,953
Sandisk Corp.(a)	778	1,218,893
Seagate Technology PLC	1,342	1,111,686
ServiceNow, Inc.(a)	4,510	667,435
Sprinklr, Inc.(a)(b)	87,968	722,217
Teradata Corp.(a)	19,253	558,337
Teradyne, Inc.	1,830	640,189
Texas Instruments, Inc.	2,696	703,413
TTM Technologies, Inc.(a)	5,667	673,920
Western Digital Corp.	1,882	847,935
Zoom Communications, Inc., Class A(a)	6,975	674,343
Total Information Technology		38,841,385

Security Description	Shares	Value
Materials (3.19%)
Alcoa Corp.	8,263	$412,737
Avery Dennison Corp.	3,013	524,593
Ball Corp.	8,240	518,873
CF Industries Holdings, Inc.	3,971	516,349
Coeur Mining, Inc.	25,425	528,331
Ecolab, Inc.	1,865	528,168
Hecla Mining Co.	26,178	520,157
Idaho Strategic Resources, Inc.(a)(b)	14,665	477,199
Newmont Corp.	4,672	588,952
PPG Industries, Inc.	5,027	563,879
Royal Gold, Inc.	1,976	516,665
Southern Copper Corp.(b)	3,064	639,988
SSR Mining, Inc.	18,177	683,637
United States Lime & Minerals, Inc.	4,317	509,967
Total Materials		7,529,495

Utilities (1.56%)
AES Corp.	36,070	531,672
American Electric Power Co., Inc.	3,835	469,519
Edison International	7,160	386,497
Eversource Energy	7,018	492,243
National Fuel Gas Co.	5,321	441,962
NiSource, Inc.	10,808	442,263
Public Service Enterprise Group, Inc.	6,145	450,613
Southern Co.	5,222	459,536
Total Utilities		3,674,305

TOTAL COMMON STOCKS
(Cost $181,905,351)		231,480,513

	Shares	Value
LIMITED PARTNERSHIPS (1.40%)
Energy (1.17%)
Cheniere Energy Partners LP	8,182	575,113
Enterprise Products Partners LP	13,863	538,162
Hess Midstream LP, Class A	13,169	529,525
MPLX LP	8,740	517,146
Western Midstream Partners LP	12,543	603,318
Total Energy		2,763,264

Utilities (0.23%)
Dominion Energy, Inc.	8,110	535,341

TOTAL LIMITED PARTNERSHIPS
(Cost $2,468,228)		3,298,605

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (7.05%)
Money Market Fund (0.36%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $861,082)	3.61%	861,082	861,082

See Notes to Quarterly Schedule of Investments.

	7-Day Yield	Shares	Value
Investments Purchased with Collateral from Securities Loaned (6.69%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $15,765,379)		15,765,379	$15,765,379

TOTAL SHORT TERM INVESTMENTS
(Cost $16,626,461)			16,626,461

TOTAL INVESTMENTS (106.67%)
(Cost $201,000,040)			$251,405,579
LIABILITIES IN EXCESS OF OTHER ASSETS (-6.67%)			(15,727,619)
NET ASSETS - 100.00%			$235,677,960

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $36,169,714.

See Notes to Quarterly Schedule of Investments.

Level Four Large Cap Growth Active ETF
Schedule of Investments	August 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (95.31%)
Communication Services (8.64%)
Alphabet, Inc., Class A	18,048	$6,124,589
Meta Platforms, Inc., Class A	5,183	2,966,438
Netflix, Inc.(a)	24,494	1,985,239
Walt Disney Co.	11,091	1,192,837
Total Communication Services		12,269,103

Consumer Discretionary (12.30%)
Amazon.com, Inc.(a)	25,004	6,495,289
Booking Holdings, Inc.	15,069	3,000,087
Etsy, Inc.(a)	18,049	1,467,925
Home Depot, Inc.	3,294	1,079,872
McDonald's Corp.	3,942	1,038,875
PulteGroup, Inc.	9,899	1,250,442
RH(a)(b)	21,040	3,138,116
Total Consumer Discretionary		17,470,606

Consumer Staples (1.28%)
Celsius Holdings, Inc.(a)(b)	21,724	683,220
Constellation Brands, Inc., Class A(b)	8,664	1,131,691
Total Consumer Staples		1,814,911

Energy (2.38%)
Phillips 66	13,705	3,379,379

Financials (8.82%)
Blackrock, Inc.	2,139	2,471,850
Mastercard, Inc., Class A	4,392	2,588,250
Morgan Stanley	7,414	1,581,554
PayPal Holdings, Inc.	85,968	4,527,505
Visa, Inc., Class A	3,584	1,359,662
Total Financials		12,528,821

Health Care (7.33%)
AbbVie, Inc.	6,114	1,567,752
Dexcom, Inc.(a)	18,009	1,639,900
Intuitive Surgical, Inc.(a)	2,704	1,019,029
UnitedHealth Group, Inc.	11,957	4,656,175
Vertex Pharmaceuticals, Inc.(a)	2,815	1,532,824
Total Health Care		10,415,680

Industrials (6.71%)
Copart, Inc.(a)	28,853	951,860
Fortive Corp.	17,856	1,050,647
Lockheed Martin Corp.	2,638	1,480,525
Paycom Software, Inc.	6,556	1,567,540
TransDigm Group, Inc.	949	1,111,981
Uber Technologies, Inc.(a)	44,544	3,369,754
Total Industrials		9,532,307

Information Technology (47.41%)
Apple, Inc.	29,367	9,304,934
Applied Materials, Inc.	4,161	1,907,361
Arista Networks, Inc.(a)	8,549	1,672,954
Broadcom, Inc.	6,989	2,588,306

Security Description	Shares	Value
Information Technology (47.41%) (continued)
Docusign, Inc.(a)	36,340	$2,408,252
Lam Research Corp.	6,143	1,852,053
Micron Technology, Inc.	3,577	3,429,377
Microsoft Corp.	20,161	10,227,474
MongoDB, Inc.(a)	8,940	4,053,128
Monolithic Power Systems, Inc.	2,321	2,942,494
NVIDIA Corp.	26,745	5,904,761
Palo Alto Networks, Inc.(a)	5,845	2,233,550
Ralliant Corp.	27,838	1,718,440
Salesforce, Inc.	14,477	3,728,406
ServiceNow, Inc.(a)	25,433	3,763,829
Snowflake, Inc., Class A(a)	13,861	4,593,951
Twilio, Inc., Class A(a)	21,314	5,022,218
Total Information Technology		67,351,488

Real Estate (0.44%)
Zillow Group, Inc.(a)	18,008	629,560

TOTAL COMMON STOCKS
(Cost $100,314,049)		135,391,855

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (6.56%)
Money Market Fund (4.68%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $6,655,481)	3.61%	6,655,481	6,655,481

Investments Purchased with Collateral from Securities Loaned (1.88%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $2,666,545)		2,666,545	2,666,545

TOTAL SHORT TERM INVESTMENTS
(Cost $9,322,026)			9,322,026

TOTAL INVESTMENTS (101.87%)
(Cost $109,636,075)			$144,713,881
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.87%)			(2,662,895)
NET ASSETS - 100.00%			$142,050,986

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan.

The total market value of securities on loan is $3,089,257.

See Notes to Quarterly Schedule of Investments.

ALPS ETF Trust

Notes to Quarterly Schedules of Investments

August 31, 2026 (Unaudited)

1. Portfolio Valuation

Shares of the ALPS Active REIT ETF, the ALPS Electrification Infrastructure ETF, and the Level Four Large Cap Growth Active ETF are listed on the NASDAQ Stock Market LLC (“NASDAQ”). Shares of the Alerian Energy Infrastructure ETF, the Alerian MLP ETF, the ALPS Active Equity Opportunity ETF, the ALPS| BBH Intermediate Municipal Bond ETF (formerly, ALPS Intermediate Municipal Bond ETF), the ALPS Clean Energy ETF, the ALPS Disruptive Technologies ETF, the ALPS Dynamic Core Income ETF (formerly RiverFront Dynamic Core Income ETF), the ALPS Dynamic US Dividend Advantage ETF (formerly, RiverFront Dynamic US Dividend Advantage ETF), the ALPS Emerging Sector Dividend Dogs ETF, the ALPS Equal Sector Weight ETF, the ALPS International Sector Dividend Dogs ETF, the ALPS Medical Breakthroughs ETF, the ALPS Nautilus SMR Nuclear & Technology ETF, the ALPS | O’Shares International Developed Quality Dividend ETF (formerly, ALPS | O’Shares Europe Quality Dividend ETF), the ALPS | O’Shares Global Internet Giants ETF, the ALPS | O’Shares U.S. Quality Dividend ETF, the ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, the ALPS REIT Dividend Dogs ETF, the ALPS Sector Dividend Dogs ETF, the ALPS | Smith Core Plus Bond ETF, the Barron’s 400SM ETF, and the ALPS Strategic Income Fund (formerly, RiverFront Strategic Income Fund) (each a “Fund” and along with ALPS Active REIT ETF, ALPS Electrification Infrastructure ETF, Level Four Large Cap Growth Active ETF, collectively, the “Funds”) are listed on the New York Stock Exchange Arca, Inc. (“NYSE”). Each Fund’s Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the schedules of investments. The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the schedules of investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the schedules of investments and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Fund as a whole. The Funds’ Treasurer is the CODM for each Fund. Each Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Fund, against which the CODM assesses performance.

Portfolio securities listed on any exchange other than the NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

Corporate bonds and the United State Government Bonds are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the “Adviser”) as the valuation designee ("Valuation Designee") for each Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

The accounting records of each Fund are maintained in U.S. dollars.

Certain Funds may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund’s securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund’s ability to track their Index.

2. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value each Fund’s investments by major category are as follows:

Exchange-traded options and equity securities, including restricted securities, Exchange Traded Funds, Closed-End Funds and Limited Partnerships, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, the exchange-traded options or equity securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain Funds may invest a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 2 in the hierarchy, due to their active trading, short-term maturity and liquidity.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at August 31, 2026:

Alerian Energy Infrastructure ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Canadian Energy Infrastructure Companies*	$142,176,788	$–	$–	$142,176,788
Exchange Traded Fund	6,396,000	–	–	6,396,000
U.S. Energy Infrastructure Companies*	170,287,624	–	–	170,287,624
U.S. Energy Infrastructure MLPs*	147,982,119	–	–	147,982,119
U.S. General Partners*	80,609,229	–	–	80,609,229
Short Term Investments	9,460,364	–	–	9,460,364
Total	$556,912,124	$–	$–	$556,912,124

Alerian MLP ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$317,829,679	$–	$–	$317,829,679
Master Limited Partnerships*	14,398,255,314	$–	$–	$14,398,255,314
Short Term Investments	6,900,270	–	–	6,900,270
Total	$14,722,985,263	$–	$–	$14,722,985,263

ALPS Active Equity Opportunity ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$32,106,887	$–	$–	$32,106,887
Short Term Investments	954,246	–	–	954,246
Total	$33,061,133	$–	$–	$33,061,133

ALPS Active REIT ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$55,799,751	$–	$–	$55,799,751
Short Term Investments	2,985,354	–	–	2,985,354
Total	$58,785,105	$–	$–	$58,785,105

ALPS | BBH Intermediate Municipal Bond ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds*	$–	$57,001,159	$–	$57,001,159
Short Term Investments	97,613	–	–	97,613
Total	$97,613	$57,001,159	$–	$57,098,772

ALPS Clean Energy ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$101,628,347	$–	$–	$101,628,347
Master Limited Partnerships*	8,023,261	–	–	8,023,261
Short Term Investments	11,901,748	–	–	11,901,748
Total	$121,553,356	$–	$–	$121,553,356

ALPS Disruptive Technologies ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$76,863,172	$–	$–	$76,863,172
Master Limited Partnerships*	614,572	–	–	614,572
Short Term Investments	6,764,449	–	–	6,764,449
Total	$84,242,193	$–	$–	$84,242,193

ALPS Dynamic Core Income ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$10,661,341	$–	$10,661,341
Government Bonds*	–	3,977,378	–	3,977,378
Short Term Investments	40,069	–	–	40,069
Total	$40,069	$14,638,719	$–	$14,678,788

ALPS Dynamic US Dividend Advantage ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$80,956,468	$–	$–	$80,956,468
Short Term Investments	4,297,989	–	–	4,297,989
Total	$85,254,457	$–	$–	$85,254,457

ALPS Electrification Infrastructure ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$195,304,158	$–	$–	$195,304,158
Short Term Investments	16,956,011	–	–	16,956,011
Total	$212,260,169	$–	$–	$212,260,169

ALPS Emerging Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*
Russia	$–	$–	$587	$587
Other*	28,594,331	–	–	28,594,331
Preferred Stock*	1,357,570	–	–	1,357,570
Short Term Investments	2,562,940	–	–	2,562,940
Total	$32,514,841	$–	$587	$32,515,428

ALPS Equal Sector Weight ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$760,971,458	$–	$–	$760,971,458
Master Limited Partnerships	917,199	–	–	917,199
Short Term Investments	5,169,181	–	–	5,169,181
Total	$767,057,838	$–	$–	$767,057,838

ALPS International Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$569,533,561	$–	$–	$569,533,561
Short Term Investments	16,263,015	–	–	16,263,015
Total	$585,796,576	$–	$–	$585,796,576

ALPS Medical Breakthroughs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$240,001,667	$–	$–	$240,001,667
Short Term Investments	16,548,035	–	–	16,548,035
Total	$256,549,702	$–	$–	$256,549,702

ALPS Nautilus SMR Nuclear & Technology ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$17,041,016	$–	$–	$17,041,016
Short Term Investments	1,404,662	–	–	1,404,662
Total	$18,445,678	$–	$–	$18,445,678

Other Financial Instruments
Liabilities
Written Options	$(17,416)	$–	$–	$(17,416)
Total	$(17,416)	$–	$–	$(17,416)

ALPS | O'Shares International Developed Quality Dividend ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$36,898,657	$–	$–	$36,898,657
Short Term Investments	1,087,482	–	–	1,087,482
Total	$37,986,139	$–	$–	$37,986,139

ALPS | O'Shares Global Internet Giants ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$107,647,079	$–	$–	$107,647,079
Short Term Investments	2,129,197	–	–	2,129,197
Total	$109,776,276	$–	$–	$109,776,276

ALPS | O'Shares U.S. Quality Dividend ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$745,063,292	$–	$–	$745,063,292
Short Term Investments	609,833	–	–	609,833
Total	$745,673,125	$–	$–	$745,673,125

ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$841,326,978	$–	$–	$841,326,978
Short Term Investments	31,864,645	–	–	31,864,645
Total	$873,191,623	$–	$–	$873,191,623

ALPS REIT Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$11,088,243	$–	$–	$11,088,243
Short Term Investments	766,190	–	–	766,190
Total	$11,854,433	$–	$–	$11,854,433

ALPS Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$1,433,280,442	$–	$–	$1,433,280,442
Short Term Investments	19,550,008	–	–	19,550,008
Total	$1,452,830,450	$–	$–	$1,452,830,450

ALPS | Smith Core Plus Bond ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Bank Loans*	$–	$27,005,835	$–	$27,005,835
Collateralized Mortgage Obligations*	–	84,871,461	–	84,871,461
Commercial Mortgage-Backed Securities*	–	8,568,447	–	8,568,447
Mortgage-Backed Securities*	–	235,158,715	–	235,158,715
Corporate Bonds*	–	1,040,202,947	–	1,040,202,947
Government Bonds*	–	1,482,885,738	–	1,482,885,738
Preferred Stock*	4,305,040	90,817,611	–	95,122,651
Short Term Investments	12,872,543	–	–	12,872,543
Total	$17,177,583	$2,969,510,754	$–	$2,986,688,337

ALPS Strategic Income Fund
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$47,045,256	$–	$47,045,256
Government Bonds*	–	14,638,990	–	14,638,990
Short Term Investments	313,778	–	–	313,778
Total	$313,778	$61,684,246	$–	$61,998,024

Barron's 400SM ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$231,480,513	$–	$–	$231,480,513
Limited Partnerships*	3,298,605	–	–	3,298,605
Short Term Investments	16,626,461	–	–	16,626,461
Total	$251,405,579	$–	$–	$251,405,579

Level Four Large Cap Growth Active ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$135,391,855	$–	$–	$135,391,855
Short Term Investments	9,322,026	–	–	9,322,026
Total	$144,713,881	$–	$–	$144,713,881

*	For a detailed sector, state or country breakdown, see the accompanying Schedule of Investments.

The Funds, except for the ALPS Emerging Sector Dividend Dogs ETF, did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the nine months ended August 31, 2026. As of August 31, 2026, the ALPS Emerging Sector Dividend Dogs ETF held securities classified as Level 3 in the fair value hierarchy valued at $587, which represents less than 0.005% of the Fund’s net assets.

3. Lending of Portfolio Securities

Alerian Energy Infrastructure ETF, ALPS Active Equity Opportunity ETF, ALPS Active REIT ETF, ALPS Clean Energy ETF, ALPS Disruptive Technologies ETF, ALPS Dynamic US Dividend Advantage ETF, ALPS Electrification Infrastructure ETF, ALPS Emerging Sector Dividend Dogs ETF, ALPS Equal Sector Weight ETF, ALPS International Sector Dividend Dogs ETF, ALPS Medical Breakthroughs ETF, ALPS Nautilus SMR, Nuclear & Technology ETF, ALPS | O’Shares International Developed Quality Dividend ETF, ALPS | O’Shares Global Internet Giants ETF, ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, ALPS REIT Dividend Dogs ETF, ALPS Sector Dividend Dogs ETF, Barron’s 400SM ETF and Level Four Large Cap Growth Active ETF have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. The Funds may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held as SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower). The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Schedule of Investments as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of August 31, 2026:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Alerian Energy Infrastructure ETF	$16,866,558	$9,098,395	$8,516,502	$17,614,897
ALPS Active Equity Opportunity ETF	517,282	530,425	-	530,425
ALPS Active REIT ETF	2,510,317	2,361,612	224,246	2,585,858
ALPS Clean Energy ETF	25,096,351	11,709,319	14,373,448	26,082,767
ALPS Disruptive Technologies ETF	11,205,631	6,726,593	4,873,166	11,599,759
ALPS Dynamic US Dividend Advantage ETF	7,095,446	2,961,442	4,406,649	7,368,091
ALPS Electrification Infrastructure ETF	19,275,547	16,512,098	3,325,225	19,837,323
ALPS Emerging Sector Dividend Dogs ETF	3,454,870	2,480,906	1,154,409	3,635,315
ALPS Equal Sector Weight ETF	5,560,025	3,822,401	1,837,279	5,659,680
ALPS International Sector Dividend Dogs ETF	19,210,897	14,742,477	5,574,588	20,317,065
ALPS Medical Breakthroughs ETF	50,033,721	16,502,634	34,881,460	51,384,094
ALPS Nautilus SMR, Nuclear & Technologies ETF	1,671,542	1,404,662	297,164	1,701,826
ALPS | O'Shares International Developed Quality Dividend ETF	968,775	1,013,049	-	1,013,049
ALPS | O'Shares Global Internet Giants ETF	1,792,220	1,883,402	-	1,883,402
ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF	34,248,466	30,971,646	4,726,010	35,697,656
ALPS REIT Dividend Dogs ETF	1,355,081	720,262	681,722	1,401,984
ALPS Sector Dividend Dogs ETF	20,324,226	14,808,133	5,986,630	20,794,763
Barron's 400SM ETF	36,169,714	15,765,379	21,466,476	37,231,855
Level Four Large Cap Growth Active ETF	3,089,257	2,666,545	521,297	3,187,842

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

4. Return of Capital Estimates

The Alerian MLP ETF (the “Alerian Fund”) expects a portion of the distributions it receives from Master Limited Partnerships (“MLPs”) to be treated as a tax-deferred return of capital, thus reducing the Alerian Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Alerian Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Alerian Fund.

5. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include, among other things, natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners; the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

6. Affiliated Companies

As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the nine months ended August 31, 2026, the Alerian MLP ETF held shares in the following affiliates, as defined by the Investment Company Act of 1940:

Security Name	Share Balance as of August 31, 2026	Market Value as of November 30, 2025	Purchases	Purchases In-Kind	Sales	Market Value as of August 31, 2026	Dividends	Return of Capital Distributions	Change in Unrealized Appreciation / (Depreciation)	Realized Gain/(Loss)
Delek Logistics Partners LP	4,462,792	$200,212,251	$3,634,425	$30,987,376	$(29,005,721)	$247,551,072	$-	$(15,158,388)	$56,253,044	$628,085
Genesis Energy LP	25,300,732	378,170,106	10,756,035	54,176,863	(44,199,288)	412,907,946	-	(14,061,392)	32,813,979	(4,748,357)
Global Partners LP	6,008,238	256,165,908	7,007,673	37,356,856	(34,290,072)	308,523,021	-	(13,941,813)	59,262,201	(3,037,732)
Hess Midstream LP, Class A	29,672,284	991,444,357	836,795,301	150,570,188	(972,504,538)	1,193,122,539	15,483,420	(54,779,968)	18,109,090	223,488,109
Plains All American Pipeline LP	72,383,687	1,346,945,298	-	210,810,986	(308,822,519)	1,856,641,572	-	(92,238,756)	663,358,373	36,588,190
Suburban Propane Partners LP	15,135,931	285,117,142	8,057,976	38,341,803	(33,310,880)	266,543,745	-	(14,853,738)	(13,528,458)	(3,280,100)
Sunoco LP	25,078,801	1,378,002,744	60,610,909	216,056,812	(235,744,151)	1,906,992,028	-	(73,096,572)	554,768,914	6,393,372
USA Compression Partners LP	18,770,401	439,516,246	29,737,856	64,363,659	(55,176,208)	507,927,051	-	(28,953,993)	62,644,031	(4,204,540)
Western Midstream Partners LP	37,065,558	1,375,665,822	433,264,730	207,566,370	(549,479,238)	1,782,853,340	-	(101,131,367)	411,106,848	5,860,175
WaterBridge Infrastructure LLC	9,994,644	-	324,273,789	13,587,804	(6,613,248)	317,829,679	-	(499,353)	(12,725,262)	(194,051)
						$8,800,891,993	$15,483,420	$(408,715,340)	$1,832,062,760	$257,493,151